As filed with the Securities and Exchange Commission on October 29, 2008

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
(File No. 2-75151)
Post-Effective Amendment No. 36
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
(File No. 811-03342)
Post-Effective Amendment No. 39

SIT MID CAP GROWTH FUND, INC.
(Exact Name of Registrant as Specified in Charter)

3300 IDS Center, Minneapolis, Minnesota 55402
(Address of Principal Executive Offices) (Zip Code)

(612) 332-3223
(Registrant’s Telephone Number, including Area Code)

Paul E. Rasmussen, Esq.
Sit Mutual Funds
3300 IDS Center
Minneapolis, Minnesota 55402
(Name and Address of Agent for Service)

Copy to:
Michael J. Radmer, Esq.
Dorsey & Whitney LLP
Suite 1500, 50 South Sixth Street
Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 1, 2008 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (specify date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (specify date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
          ☐      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant’s most recent fiscal year was filed with the Securities and Exchange Commission on or about August 6, 2008.

As filed with the Securities and Exchange Commission on October 29, 2008

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
(File No. 2-75152)
Post-Effective Amendment No. 36
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
(File No. 811-03343)
Post-Effective Amendment No. 39

SIT LARGE CAP GROWTH FUND, INC.
(Exact Name of Registrant as Specified in Charter)

3300 IDS Center, Minneapolis, Minnesota 55402
(Address of Principal Executive Offices) (Zip Code)

(612) 332-3223
(Registrant’s Telephone Number, including Area Code)

Paul E. Rasmussen, Esq.
Sit Mutual Funds
3300 IDS Center
Minneapolis, Minnesota 55402
(Name and Address of Agent for Service)

Copy to:
Michael J. Radmer, Esq.
Dorsey & Whitney LLP
Suite 1500, 50 South Sixth Street
Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 1, 2008 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (specify date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (specify date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
          ☐      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant’s most recent fiscal year was filed with the Securities and Exchange Commission on or about August 6, 2008.

As filed with the Securities and Exchange Commission on October 29, 2008

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
(File No. 33-42101)
Post-Effective Amendment No. 35
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
(File No. 811-06373)
Post-Effective Amendment No. 36

SIT MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

3300 IDS Center, Minneapolis, Minnesota 55402
(Address of Principal Executive Offices) (Zip Code)

(612) 332-3223
(Registrant’s Telephone Number, including Area Code)

Paul E. Rasmussen, Esq.
Sit Mutual Funds
3300 IDS Center
Minneapolis, Minnesota 55402
(Name and Address of Agent for Service)

Copy to:
Michael J. Radmer, Esq.
Dorsey & Whitney LLP
Suite 1500, 50 South Sixth Street
Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 1, 2008 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (specify date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (specify date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
          ☐      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant’s most recent fiscal year was filed with the Securities and Exchange Commission on or about August 6, 2008.

Stock Funds Prospectus

November 1, 2008

Balanced Fund

Dividend Growth Fund

Global Dividend Growth Fund

Large Cap Growth Fund

Mid Cap Growth Fund

International Growth Fund

Small Cap Growth Fund

Developing Markets Growth Fund

A Family of No-Load Funds

          Each Sit Fund is no-load, which means that you pay no sales charges.
The Stock Funds (excluding the Balanced Fund) charge a 30-day redemption fee to discourage short-term trading of the Funds which should benefit long-term shareholders.

Be sure to read this Prospectus before you invest and keep it on file for future reference.
If you have a question about any part of the Prospectus, please call 1-800-332-5580 or visit our website at www.sitfunds.com.

Sit Mutual Funds

Stock Funds Prospectus

N O V E M B E R   1 ,   2 0 0 8

B A L A N C E D   F U N D

D I V I D E N D   G R O W T H   F U N D

G L O B A L   D I V I D E N D   G R O W T H   F U N D

L A R G E   C A P   G R O W T H   F U N D

M I D   C A P   G R O W T H   F U N D

I N T E R N A T I O N A L   G R O W T H   F U N D

S M A L L   C A P   G R O W T H   F U N D

D E V E L O P I N G   M A R K E T S   G R O W T H   F U N D

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Introduction

Sit Mutual Funds are a family of no-load mutual funds offering a selection of Funds to investors. Each Fund has a distinctive investment objective and risk/reward profile.

Each Fund currently offers its shares in one class except the Dividend Growth and Global Dividend Growth Funds which offer their shares in two classes (Class I and Class S). Different expenses apply to the Class I and Class S shares of these Funds. This Prospectus relates to each class.

T H E   S I T   S T O C K   F U N D S   C O N S I S T   O F :

Domestic Growth Stock Funds

>	Balanced Fund
>	Dividend Growth Fund
>	Large Cap Growth Fund
>	Mid Cap Growth Fund
>	Small Cap Growth Fund

International Growth Stock Funds
>	Global Dividend Growth Fund
>	International Growth Fund
>	Developing Markets Growth Fund

This Prospectus describes the eight stock funds that are a part of the Sit Mutual Fund family. The descriptions on the following pages may help you choose the Fund or Funds that best fit your investment goals. Keep in mind, however, that no Fund can guarantee it will meet its investment objective, and no Fund should be relied upon as a complete investment program.

The Fund Summaries section describes the principal strategies used by the Funds in trying to achieve their objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the Funds.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Fund Summaries

BALANCED FUND

I N V E S T M E N T   O B J E C T I V E

The Fund seeks long-term capital growth consistent with preservation of principal and seeks to provide shareholders with regular income.

P R I N C I P A L   I N V E S T M E N T   S T R A T E G I E S

The Fund seeks to achieve its objective by investing in a diversified portfolio of stocks and bonds. In seeking to achieve the Fund’s long-term capital growth objective, the Fund invests in common stocks of growth companies. To provide shareholders with regular income, the Fund invests in fixed-income securities and/or common stocks selected primarily for their dividend payment potential.

Between 35% and 65% of the Fund’s assets will be invested in common stocks and between 35% and 65% in fixed-income securities. The Fund’s allocation of assets will vary over time in response to the Adviser’s evaluation of present and anticipated market and economic conditions.

The equity portion of the Fund’s portfolio is invested primarily in the common stocks of growth companies with a capitalization of $5 billion or more at the time of purchase.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

BALANCED FUND CONTINUED

In selecting equity securities for the Fund, the Adviser invests in growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:

>	unique product or service,
>	growing product demand,
>	dominant and growing market share,
>	management experience and capabilities, and
>	strong financial condition.

When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.

The fixed-income portion of the Fund’s portfolio is invested primarily in a diversified portfolio of debt securities that may include the following securities:

>

mortgage-backed securities (including collateralized mortgage obligations), such as securities issued by Government National Mortgage Association (GNMA securities are backed by the full faith and credit of the U.S. government), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA) (FHLMC and FNMA securities are backed by the credit of the issuing governmental agency),

>	asset-backed securities collateralized by assets such as automobile and credit card receivables, utilities, manufactured (mobile) home loans, home improvement loans and home equity loans,
>	obligations of the U.S. government, its agencies and instrumentalities,
>	corporate debt securities,
>	taxable municipal securities, and
>	short-term debt obligations, including commercial paper and bank instruments, such as certificates of deposit, time deposits, and bankers’ acceptances.

The Fund invests primarily in debt securities that, at the time of purchase, are either rated investment-grade (BBB or above by Standard & Poor’s or Baa or above by Moody’s Investor Services), or, if unrated, determined to be of comparable quality by the Adviser. Unrated securities will not exceed 20% of the fixed-income portion of the Fund’s portfolio.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

BALANCED FUND CONTINUED

In selecting fixed-income securities for the Fund, the Adviser seeks fixed-income securities providing maximum total return. In making purchase and sales decisions for the Fund, the Adviser considers its economic outlook and interest rate forecast, as well as its evaluation of a fixed-income security’s credit quality, yield, maturity, and liquidity. Based upon its economic outlook, the Adviser attempts to shift the fixed-income sector concentrations of the portfolio. Based upon its interest rate forecast, the Adviser attempts to shift the fixed-income portfolio’s average effective duration, seeking to maintain an average effective duration for the fixed-income portion of the Fund’s portfolio of 3 to 7 years. For additional information about duration, please see the duration discussion in the section titled “Additional Information.”

R I S K S

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, Growth Style Investing Risk, Interest Rate Risk, Prepayment and Extension Risk, Credit Risk, Income Risk and Call Risk. See pages 15-16 for a discussion of these risks.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

DIVIDEND GROWTH FUND

I N V E S T M E N T   O B J E C T I V E

The Fund primarily seeks to provide current income that exceeds the dividend yield of the S&P 500 Index and that grows over a period of years. Secondarily the Fund seeks long-term capital appreciation.

P R I N C I P A L   I N V E S T M E N T    S T R A T E G I E S

The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in dividend-paying common stocks. The Fund may invest the balance of its assets in preferred stocks, convertible bonds, and U.S. Treasury securities.

The Adviser invests in dividend paying growth-oriented companies it believes exhibit the potential for growth and growing dividend payments. The Adviser believes that a company’s earnings growth is a primary determinant of its potential long-term return, and that a record of increasing dividend payments is a strong indicator of financial health and growth prospects. By investing in dividend paying stocks it is anticipated that the holdings will tend to be in large to medium-sized companies (companies with market capitalizations in excess of $2 billion). The Adviser considers several factors in its evaluation of a company’s potential for above average long-term earnings, revenue, and dividend growth, including:

>	a record of paying dividends,
>	strong prospects for growing dividend payments indicated in part by growing earnings and cash flow,
>	unique product or service,
>	growing product demand,
>	dominant and growing market share,
>	management experience and capabilities, and
>	strong financial condition.

Since stocks that pay dividends tend to be less volatile and may not experience the same capital appreciation as stocks that don’t pay dividends, the Fund’s diversified portfolio of dividend paying stocks is expected to have lower volatility than that of the S&P 500 Index, but with a higher dividend yield and greater prospects for dividend growth.

The Fund may invest up to 20% of its net assets in securities of issuers domiciled outside the U.S.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals, anticipated earnings, anticipated dividend payments and financial position.

R I S K S

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, Growth Style Investing Risk, Interest Rate Risk, Credit Risk, Dividend Paying Company Risk and Foreign Securities Risk. See pages 15-16 for a discussion of these risks.

GLOBAL DIVIDEND GROWTH FUND

I N V E S T M E N T   O B J E C T I V E

The Fund seeks to provide current income that exceeds the dividend yield of a composite index (comprised of 60% S&P 500 Index and 40% MSCI EAFE Index) and that grows over a period of years. Secondarily the Fund seeks long-term capital appreciation.

P R I N C I P A L   I N V E S T M E N T    S T R A T E G I E S

The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in dividend-paying common stocks issued by U.S. and foreign companies. The Fund may invest the balance of its assets in preferred stocks, convertible bonds, and U.S. Treasury securities.

The Fund’s diversified portfolio is designed to have lower volatility than that of a composite index comprised of 60% S&P 500 Index and 40% MSCI EAFE Index (the “Composite Index”), but with a higher yield and greater prospects for dividend growth.

The Adviser invests in dividend paying growth-oriented companies it believes exhibit the potential for growth and growing dividend payments. The Adviser believes that a company’s earnings growth is a primary determinant of its potential long-term return, and that a record of increasing dividend payments is a strong indicator of financial health and growth prospects. By investing in dividend paying stocks it is anticipated that the holdings will tend to be in large to medium-sized companies (companies with market capitalization in excess of $2 billion).

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

The Adviser considers several factors in its evaluation of a company’s potential for above average long-term earnings, revenue, and dividend growth, including:

>	a record of paying dividends,
>	strong prospects for growing dividend payments indicated in part by growing earnings and cash flow,
>	unique product or service,
>	growing product demand,
>	dominant and growing market share,
>	management experience and capabilities, and
>	strong financial condition.

Since stocks that pay dividends tend to be less volatile and may not experience the same capital appreciation as stocks that don’t pay dividends, the Fund’s diversified portfolio of dividend paying stocks is expected to have lower volatility than that of the Composite Index, but with a higher dividend yield and greater prospects for dividend growth.

The Fund diversifies its investments among a number of different countries throughout the world, but not fewer than three countries. Under normal market conditions, the Fund will invest significantly (at least 40% of its net assets) in companies outside the U.S.

When selling equity securities for the Fund, the Adviser considers several factors, including changes in the company’s fundamentals, anticipated earnings, anticipated dividend payments and financial position.

R I S K S

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, Growth Style Investing Risk, Interest Rate Risk, Credit Risk, Dividend Paying Company Risk, Foreign Securities Risk, Risk of International Investing, Currency Risk, Political and Economic Risk, Foreign Tax Risk, Risk of Investment Restrictions, Foreign Securities Market Risk, Liquidity Risk, Information Risk, Risk of Developing Markets, and Risk of Foreign Currency Hedging Transactions. See pages 15-19 for a discussion of these risks.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

LARGE CAP GROWTH FUND

I N V E S T M E N T   O B J E C T I V E

The Fund seeks to maximize long-term capital appreciation.

P R I N C I P A L   I N V E S T M E N T    S T R A T E G I E S

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the common stocks of companies with capitalizations of $5 billion or more at the time of purchase.

The Adviser invests in domestic growth-oriented companies it believes exhibit the potential for superior growth. The Fund focuses on “blue chip” stocks issued by companies with long records of earnings and revenue growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:

>	unique product or service,
>	growing product demand,
>	dominant and growing market share,
>	management experience and capabilities, and
>	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.

R I S K S

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, and Growth Style Investing Risk. See page 15 for a discussion of these risks.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

MID CAP GROWTH FUND

I N V E S T M E N T   O B J E C T I V E

The Fund seeks to maximize long-term capital appreciation.

P R I N C I P A L   I N V E S T M E N T   S T R A T E G I E S

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the common stocks of companies with capitalizations of $2 billion to $15 billion at the time of purchase.

The Adviser invests in domestic growth-oriented medium to small companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:

>	unique product or service,
>	growing product demand,
>	dominant and growing market share,
>	management experience and capabilities, and
>	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.

R I S K S

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, Growth Style Investing Risk, and Smaller Company Risk. See pages 15-16 for a discussion of these risks.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

INTERNATIONAL GROWTH FUND

I N V E S T M E N T   O B J E C T I V E

The Fund seeks long-term growth.

P R I N C I P A L   I N V E S T M E N T   S T R A T E G I E S

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 90% of its net assets in common stocks of companies domiciled outside the United States.

In selecting investments for the Fund, the Adviser begins by selecting countries or regions in which to invest. In making its selections, the Adviser considers several factors affecting the economy and equity market of foreign countries and regions, including:

>	economic trends,
>	earnings outlook,
>	liquidity within the market,
>	fiscal and monetary policy,
>	currency exchange rate expectations,
>	market sentiment, and
>	social and political trends.

After the country and regional allocations are determined, the Adviser seeks industries and sectors that it believes have earnings growth prospects that are greater than the average. Within the selected industries and sectors, the Adviser invests in foreign growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:

>	unique product or service,
>	growing product demand,
>	dominant and growing market share,
>	management experience and capabilities, and
>	strong financial condition.

When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

INTERNATIONAL GROWTH FUND CONTINUED

The Fund invests in common stocks of issuers domiciled in at least three foreign countries. As of September 30, 2008, the Fund was invested in common stocks of companies domiciled in 27 foreign countries. Up to 50% of the Fund’s total assets may be invested in equity securities of small- to medium-sized emerging growth companies in developed markets (such as Germany and Japan) and developing markets (such as Thailand and Brazil). Small companies generally have a capitalization of under $3.0 billion, and medium-sized companies generally have capitalizations between $2 and $15 billion. Emerging growth companies are small- and medium-sized companies that the Adviser believes have a potential for earnings growth over time that is above the growth rate of more established companies or are early in their life cycles.

The Fund may invest in securities representing underlying international securities such as sponsored American Depository Receipts, European Depository Receipts and Global Depository Receipts.

In order to hedge against adverse movements in currency exchange rates, the Fund may from time to time enter into forward foreign currency exchange contracts.

R I S K S

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, Growth Style Investing Risk, Smaller Company Risk, Risk of International Investing, Currency Risk, Political and Economic Risk, Foreign Tax Risk, Risk of Investment Restrictions, Foreign Securities Market Risk, Liquidity Risk, Information Risk, Risk of Developing Markets and Risk of Foreign Currency Hedging Transactions. See pages 15-19 for a discussion of these risks.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

SMALL CAP GROWTH FUND

I N V E S T M E N T   O B J E C T I V E

The Fund seeks to maximize long-term capital appreciation.

P R I N C I P A L   I N V E S T M E N T   S T R A T E G I E S

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of companies with capitalizations at the time of purchase of up to $3.0 billion, or up to the market capitalization of the largest company included in the Russell 2000 Index measured at the end of the previous twelve months. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of September 30, 2008, the market capitalization of the largest company included in the Russell 2000 Index measured at the end of the previous twelve months was $8.4 billion.

The Adviser invests in domestic growth-oriented small companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:

>	unique product or service,
>	growing product demand,
>	dominant and growing market share,
>	management experience and capabilities, and
>	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.

R I S K S

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, Growth Style Investing Risk, Smaller Company Risk and Liquidity Risk. See pages 15-17 for a discussion of these risks.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

DEVELOPING MARKETS GROWTH FUND

I N V E S T M E N T   O B J E C T I V E

The Fund seeks to maximize long-term capital appreciation.

P R I N C I P A L   I N V E S T M E N T   S T R A T E G I E S

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of companies domiciled or operating in a developing market.

Developing markets are those countries that:

>	have emerging stock markets as defined by the International Finance Corporation,
>	have low- to middle-income economies according to the World Bank, or
>	have similar developing characteristics, for example, countries in the MSCI EM Index and Hong Kong are considered to be developing.
As of September 30, 2008, the Fund held investments in Hong Kong, Philippines, South Korea, Taiwan, Thailand, Brazil, Mexico, South Africa, Australia, China, Singapore, Israel, Russia, India, Indonesia, Czech Republic, Austria, Argentina, Poland, Turkey and Peru. The Fund also held investments in companies domiciled in Great Britain, which have substantial business activities in developing markets.

In selecting investments for the Fund, the Adviser begins by selecting countries or regions in which to invest. In making its selections, the Adviser considers several factors affecting the economy and equity market of foreign countries and regions, including:

>	economic trends,
>	earnings outlook,
>	liquidity within the market,
>	fiscal and monetary policy,
>	currency exchange rate expectations,
>	investment valuation,
>	market sentiment, and
>	social and political trends.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

DEVELOPING MARKETS GROWTH FUND CONTINUED

After the country and regional allocations are determined, the Adviser seeks industries and sectors that appear to have strong earnings growth prospects. Within the selected industries and sectors, the Adviser invests in foreign growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:

>	unique product or service,
>	growing product demand,
>	regional or country dominance and growing market share,
>	management experience and capabilities, and
>	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.

The Fund invests in small, medium and large sized companies. Small companies generally have capitalizations of under $3.0 billion, and large companies generally have a capitalization greater than $5 billion. The Fund may invest in securities representing underlying international securities such as sponsored American Depository Receipts, European Depository Receipts and Global Depository Receipts.

In order to hedge against adverse movements in currency exchange rates, the Fund may from time to time enter into forward foreign currency exchange contracts.

R I S K S

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, Growth Style Investing Risk, Smaller Company Risk, Risk of International Investing, Currency Risk, Political and Economic Risk, Foreign Tax Risk, Risk of Investment Restrictions, Foreign Securities Market Risk, Liquidity Risk, Information Risk, Risk of Developing Markets and Risk of Foreign Currency Hedging Transactions. See pages 15-19 for a discussion of these risks.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

PRINCIPAL INVESTMENT RISKS

All investments carry some degree of risk which will affect the value of a Fund’s investments, investment performance, and price of its shares. It is possible to lose money by investing in the Funds.

The principal risks of investing in the Funds include:

R I S K S   T H A T   A P P L Y   T O   A L L   F U N D S

>

Stock Market Risk: The value of the stocks in which a Fund invests may go up or down in response to the activities of individual companies, the stock market and general economic conditions. Stock prices may decline over short or extended periods.

>	Management Risk: A strategy used by the investment management team may not produce the intended results.

>

Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Funds invest in growth style stocks. The Funds’ performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

R I S K S   T H A T   A P P L Y   P R I M A R I L Y   T O   T H E   B A L A N C E D
F U N D

>

Prepayment and Extension Risk: Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying the mortgage-backed securities and asset-backed securities owned by the Fund. The proceeds received by the Fund from prepayments will likely be reinvested at interest rates lower than the original investment, thus resulting in a reduction of income to the Fund. Likewise, rising interest rates could reduce prepayments and extend the life of securities with lower interest rates, which may increase the sensitivity of the Fund’s value to rising interest rates.

>	Income Risk: The income you earn from the Fund may decline due to declining interest rates.

>

Call Risk: Many bonds may be redeemed (“called”) at the option of the issuer before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

R I S K S   T H A T   A P P L Y   P R I M A R I L Y   T O   T H E   B A L A N C E D ,
D I V I D E N D   G R O W T H ,   A N D   G L O B A L   D I V I D E N D
G R O W T H   F U N D S

>

Interest Rate Risk: Due to the Fund’s investments in fixed-income securities, an increase in interest rates may lower the Fund’s value and the overall return on your investment. The magnitude of this decrease is often greater for longer-term fixed-income securities than shorter-term securities.

>

Credit Risk: The issuers or guarantors of fixed-income securities owned by the Fund may default on the payment of principal or interest or on other obligations to the Fund, causing the value of the Fund to decrease.

R I S K S   T H A T   A P P L Y   P R I M A R I L Y   T O   T H E   D I V I D E N D
G R O W T H   A N D   G L O B A L   D I V I D E N D   G R O W T H   F U N D S

>

Dividend Paying Company Risk: The Fund’s income objective may limit its ability to appreciate during a broad market advance because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks. In addition, stocks held by the Fund may reduce or stop paying dividends which could affect the Fund’s ability to generate income.

>

Foreign Securities Risk: The foreign securities the Fund may purchase are subject to risks not typically associated with domestic investing which may adversely affect the Fund’s investment including changes in currency exchange rates, political and economic instability, different financial reporting standards and taxes, and less liquidity.

R I S K   T H A T   A P P L I E S   P R I M A R I L Y   T O   T H E   M I D   C A P
G R O W T H ,    I N T E R N A T I O N A L   G R O W T H ,   S M A L L   C A P
G R O W T H ,   A N D    D E V E L O P I N G   M A R K E T S   G R O W T H
F U N D S

>

Smaller Company Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of change in their earnings and prospects.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

R I S K   T H A T   A P P L I E S   P R I M A R I L Y   T O   T H E   S M A L L   C A P
G R O W T H   F U N D

>

Liquidity Risk: Certain securities may be difficult to sell at the time and price that the Adviser would like to sell. The Adviser may have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund performance. During unusual market conditions, unusually high volume of redemption requests or other reasons, the Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus.

R I S K S   T H A T   A P P L Y   P R I M A R I L Y   T O   T H E   G L O B A L
D I V I D E N D   G R O W T H ,   I N T E R N A T I O N A L   G R O W T H   A N D
D E V E L O P I N G   M A R K E T S   G R O W T H   F U N D S

>

Risk of International Investing: International investing involves risks not typically associated with domestic investing. These risks are indicated below. The Funds may be subject to greater volatility than mutual funds that invest principally in domestic securities because of the risks of investing in international securities and because the Funds may invest substantial portions of the Funds’ assets in a small number of countries.

>

Currency Risk: The value of the Funds’ securities computed in U.S. dollars will vary with increases and decreases in exchange rates. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund’s holdings of securities denominated in that currency.

>

Political and Economic Risk: Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries, changes in international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets and nationalization of assets.

>

Foreign Tax Risk: Each Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Funds also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by a Fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See “Taxes – Foreign Tax Credits,” below, and the Statement of Additional Information for details.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

>

Risk of Investment Restrictions: Some countries, particularly developing markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

>

Foreign Securities Market Risk: Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly developing markets countries, may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

>

Liquidity Risk: Certain securities of non-U.S. companies may be difficult to sell at the time and price that the Adviser would like to sell. The Adviser may have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund performance. During unusual market conditions, unusually high volume of redemption requests or other reasons, the Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus.

>

Information Risk: Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in developing markets may be especially lacking.

>

Risk of Developing Markets: Investing in securities of issuers in developing markets involves exposure to economic infrastructures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of developing market countries that may affect investment in their markets include certain governmental policies that may restrict investment by foreigners and the absence of developed legal structures governing private and foreign investments and private property. The typical small size of the

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

markets for securities issued by issuers located in developing markets and the possibility of low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. In addition, issuers in developing markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

>

Risk of Foreign Currency Hedging Transactions: If the Adviser’s forecast of exchange rate movements is incorrect, the Funds may realize losses on their foreign currency transactions. In addition, the Funds’ hedging transactions may prevent the Funds from realizing the benefits of a favorable change in the value of foreign currencies.

PORTFOLIO HOLDINGS

Each Funds’ portfolio holdings are included in that Fund’s annual and semi-annual financial reports that are mailed to shareholders of record. Additionally, a complete portfolio holdings report is filed quarterly with the SEC on Form N-Q and is available on the SEC website at www.sec.gov or upon request from a Sit Investor Service Representative. A complete description of the Funds’ portfolio holdings disclosure policies is available in the Funds’ Statement of Additional Information.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

PERFORMANCE

The following bar charts show the Funds’ annual total returns for calendar years ended 12/31. This information illustrates how each Fund’s performance has varied over time, which is one indication of the risks of investing in a Fund. A Fund’s past performance does not necessarily indicate how it will perform in the future. The bar charts assume that all distributions have been reinvested. Fund performance may be materially different by the time you receive this Prospectus. For more current performance information, call 800-332-5580 or visit www.sitfunds.com.

A N N U A L   T O T A L   R E T U R N S   for calendar years ended 12/31

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

A N N U A L   T O T A L   R E T U R N S   (continued)

**Dividend Growth Fund – Class I Shares**

20%
15%
10%
5%
0%
10.91%
9.41%
18.29%
12.89%
2004
2005
2006
2007

The Fund's year-to-date return as of 9/30/08 (not annualized) was -12.95%.
Best Quarter: 7.72% (4Q04) Worst Quarter: -7.24% (3Q08)

**Dividend Growth Fund – Class S Shares**

20%
15%
10%
5%
0%
11.25%(1)
12.56%
2006
2007

(1) The Fund's return for 9-month period from 3/31/06 (inception) to 12/31/06.
The Fund's year-to-date return as of 9/30/08 (not annualized) was -13.19%.
Best Quarter: 6.27% (2Q07) Worst Quarter: -7.39% (3Q08)

Global Dividend Growth Fund. The Fund was formed on September 30, 2008 and thus cannot report annual total returns for the calendar year ended December 31, 2007.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

A N N U A L   T O T A L   R E T U R N S   (continued)

Large Cap Growth Fund
35%
30%
25%
20%
15%
10%
5%
0%
-5%
-10%
-15%
-20%
-25%
-30%
-35%
30.56%
33.41%
-13.84%
-27.70%
-30.58%
26.34%
12.79%
9.59%
9.54%
14.14%
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007

The Fund's year-to-date return as of 9/30/08 (not annualized) was -16.44%.
Best Quarter: 26.01% (4Q99) Worst Quarter: -22.50% (1Q01)

Mid Cap Growth Fund
80%
70%
60%
50%
40%
30%
20%
10%
0%
-10%
-20%
-30%
-40%
6.84%
70.65%
-4.35%
-33.39%
-34.64%
38.51%
17.02%
15.27%
9.56%
18.87%
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007

The Fund's year-to-date return as of 9/30/08 (not annualized) was -25.14%.
Best Quarter: 45.95% (4Q99) Worst Quarter: -30.80% (3Q01)

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

A N N U A L   T O T A L   R E T U R N S   (continued)

## International Growth Fund

60%
50%
40%
30%
20%
10%
0%
-10%
-20%
-30%
-40%
18.95%
50.77%
-26.66%
-33.26%
-29.84%
28.70%
12.97%
14.67%
18.19%
16.08%
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007

The Fund's year-to-date return as of 9/30/08 (not annualized) was -28.07%.
Best Quarter: 38.12% (4Q99) Worst Quarter: -23.45% (3Q02)

## Small Cap Growth Fund

120%
100%
80%
60%
40%
20%
0%
-20%
-40%
1.97%
108.63%
6.25%
-28.19%
-26.22%
34.57%
6.79%
18.52%
7.99%
20.43%
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007

The Fund's year-to-date return as of 9/30/08 (not annualized) was -22.69%.
Best Quarter: 64.59% (4Q99) Worst Quarter: -25.70% (3Q01)

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

A V E R A G E   A N N U A L   T O T A L   R E T U R N S   for periods ended 12/31/07

The following tables show the Funds’ average annual total returns before and after taxes and the change in value of a broad-based market index over various periods ended December 31, 2007. The index information is intended to permit you to compare each Fund’s performance to a broad measure of market performance. The after-tax returns are intended to show the impact of federal income taxes on an investment in a Fund. The highest individual federal marginal income tax rate in effect during the specified period is assumed, and the state and local tax impact is not reflected.

A Fund’s “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in the Fund.

A Fund’s “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The Funds’ past performance, before and after taxes, is not an indication of how the Funds will perform in the future. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account).

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

A V E R A G E A N N U A L T O T A L R E T U R N S (continued)

Balanced Fund	1 Year	5 Years	10 Years

Return before taxes	10.52%	10.79%	5.07%
Return after taxes on distributions	9.94%	10.20%	4.09%
Return after taxes on distributions and sale of Fund shares	8.61%	9.06%	3.86%
Lehman Aggregate Bond Index (1)(2)	6.97%	4.42%	5.97%
S&P 500 Index (1)(3)	5.50%	12.83%	5.91%
(1) Reflects no deduction for fees, expenses or taxes.
(2) An unmanaged index which measures the performance of approximately 6,000 publicly traded bonds with an approximate average maturity of 10 years.
(3) An unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies.

Sit Dividend Growth Fund (Class I)	1 Year	5 Years	Since Inception (12/31/03)

Return before taxes	12.89%	n/a	12.82%
Return after taxes on distributions	11.56%	n/a	12.14%
Return after taxes on distributions and sale of Fund shares	10.74%	n/a	10.81%
S&P 500 Index (1)(2)	5.50%	n/a	9.18%
(1) Reflects no deduction for fees, expenses or taxes.
(2) An unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies.

Sit Dividend Growth Fund (Class S)	1 Year	5 Years	Since Inception (3/31/06)

Return before taxes	12.56%	n/a	25.22%
Return after taxes on distributions	11.34%	n/a	15.29%
Return after taxes on distributions and sale of Fund shares	10.47%	n/a	11.27%
S&P 500 Index (1)(2)	5.50%	n/a	9.49%
(1) Reflects no deduction for fees, expenses or taxes.
(2) An unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies.

Sit Global Dividend Growth Fund. The Fund was formed on September 30, 2008 and thus cannot report average annual total returns for periods ended December 31, 2007.

Large Cap Growth Fund	1 Year	5 Years	10 Years

Return before taxes	14.14%	14.32%	3.93%
Return after taxes on distributions	14.09%	14.27%	3.44%
Return after taxes on distributions and sale of Fund shares	12.02%	12.58%	3.30%
Russell 1000® Growth Index (1)(2)	11.81%	12.10%	3.83%
(1) Reflects no deduction for fees, expenses or taxes.

(2) An unmanaged index that measures the performance of those Russell 1000 companies (the largest 1,000 U.S. companies by capitalization) with higher price-to-book ratios and higher forecasted growth values.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

A V E R A G E A N N U A L T O T A L R E T U R N S (continued)

Mid Cap Growth Fund	1 Year	5 Years	10 Years

Return before taxes	18.87%	19.46%	6.33%
Return after taxes on distributions	18.32%	19.35%	5.31%
Return after taxes on distributions and sale of Fund shares	13.26%	16.66%	4.94%
Russell Midcap® Growth Index (1)(2)	11.44%	17.90%	7.59%
(1) Reflects no deduction for fees, expenses or taxes.

(2) An unmanaged index that measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The companies are also included in the Russell 1000® Growth Index.

International Growth Fund	1 Year	5 Years	10 Years

Return before taxes	16.08%	17.99%	3.49%
Return after taxes on distributions	15.90%	17.87%	3.11%
Return after taxes on distributions and sale of Fund shares	13.66%	15.90%	2.90%
MSCI EAFE Growth Index (1)(2)	16.45%	19.85%	6.46%
(1) Reflects no deduction for fees, expenses or taxes.
(2) An unmanaged index that measures the performance of over 1,100 international companies within the stock markets of Europe, Australasian and Far East.

Small Cap Growth Fund	1 Year	5 Years	10 Years

Return before taxes	20.43%	17.24%	10.25%
Return after taxes on distributions	20.43%	17.24%	9.82%
Return after taxes on distributions and sale of Fund shares	17.37%	15.24%	8.89%
Russell 2000® Growth Index (1)(2)	7.05%	16.50%	4.32%
(1) Reflects no deduction for fees, expenses or taxes.
(2) An unmanaged index that measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

Developing Markets Growth Fund	1 Year	5 Years	10 Years

Return before taxes	40.72%	33.33%	11.21%
Return after taxes on distributions	40.49%	33.24%	11.17%
Return after taxes on distributions and sale of Fund shares	34.59%	30.09%	10.06%
MSCI Emerging Markets Index (1)(2)	36.48%	33.65%	11.69%
(1) Reflects no deduction for fees, expenses or taxes.
(2) An unmanaged index which measures the performance of over 1,000 international emerging companies representing the stock markets of over 25 countries.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. All Sit Mutual Funds are no-load so you will not pay sales charges (loads) or exchange fees when you buy or sell shares of the Funds. However, shares of each Fund, except the Balanced Fund, held for less than 30 calendar days are subject to a redemption fee of 2.00%, based on the redeemed shares’ market value.

Shareholder Fees (fees paid directly from your investment)

Contingent Redemption Fee (only shares held less than 30 days)

Balanced	none
Dividend Growth – Class I shares	2.00%
Dividend Growth – Class S shares	2.00%
Global Dividend Growth – Class I shares	2.00%
Global Dividend Growth – Class S shares	2.00%
Large Cap Growth	2.00%
Mid Cap Growth	2.00%
International Growth	2.00%
Small Cap Growth	2.00%
Developing Markets Growth	2.00%

Annual Fund Operating Expenses as a % of average net assets (expenses that are deducted from Fund assets)

	Management Fees		Distribution (12b-1) Fees	Other Expenses	Acquired Fund Fees & Expenses (2)	Total Annual Fund Operating Expenses

Balanced	1.00%		None	None	.00%	1.00%
Dividend Growth – Class I shares	1.00%		None	None	.02%	1.02%
Dividend Growth – Class S shares	1.00%		0.25%	None	.02%	1.27%
Global Dividend Growth – Class I shares	1.25%		None	None	.00%	1.25%
Global Dividend Growth – Class S shares	1.25%		0.25%	None	.00%	1.50%
Large Cap Growth	1.00%		None	None	.00%	1.00%
Mid Cap Growth	1.25%	(1)	None	None	.00%	1.25%	(1)
International Growth	1.85%	(1)	None	None	.02%	1.87%	(1)
Small Cap Growth	1.50%		None	None	.00%	1.50%
Developing Markets Growth	2.00%		None	None	.02%	2.02%

(1)

Management fee represents contractual fee and does not reflect the Adviser’s voluntary waiver of fees. Actual expenses are lower than those shown in the table because of voluntary fee waivers by the Adviser. As a result of the fee waiver, actual management fees paid by the Mid Cap Growth and International Growth Funds were 1.15% and 1.50%, respectively, of the Fund’s average daily net assets at June 30, 2008. After December 31, 2009, these voluntary fee waivers may be terminated at any time by the Adviser.

(2)

Reflects the pro-rata share of the fees and expenses of the acquired funds in which the Fund invests. These indirect expenses are not included in the Funds’ expense ratios reported in the “Financial Highlights” section of this Prospectus and in the Funds’ annual reports.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

E X A M P L E

This example is intended to help you compare the cost of investing in each Fund (before any fee waiver) with the cost of investing in other mutual funds. It assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions), that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may differ, based on these assumptions your costs would be:

	1-Year	3-Years	5-Years	10-Years

Balanced	$103	$320	$555	$1,229
Dividend Growth – Class I shares	$103	$320	$555	$1,229
Dividend Growth – Class S shares	$128	$399	$690	$1,518
Global Dividend Growth – Class I shares	$128	$399	$690	$1,518
Global Dividend Growth – Class S shares	$154	$477	$824	$1,801
Large Cap Growth	$103	$320	$555	$1,229
Mid Cap Growth	$128	$399	$690	$1,518
International Growth	$190	$587	$1,009	$2,184
Small Cap Growth	$154	$477	$824	$1,801
Developing Markets Growth	$205	$633	$1,087	$2,345

E A R L Y   R E D E M P T I O N   F E E

Each Fund except the Balanced Fund charges a redemption fee on shares held for less than 30 calendar days. The fee is retained by the Fund for the benefit of its long-term shareholders. It is charged to discourage short-term trading of the Fund by market timers or other investors who do not share the long-term strategy of the Fund, and to reduce the expenses of long-term shareholders by reducing the trading costs and other costs associated with short-term investments in the Fund. The Balanced Fund has not been susceptible to short-term trading and therefore does not charge a redemption fee.

The “first-in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the fee applies.

A redemption fee will not be charged on shares acquired by reinvestment of dividends or distributions from a Fund, or held in an account of a qualified retirement plan, such as a 401(k) plan. A redemption fee will be charged, however, on shares held in an IRA or 403(b) account.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Fund Management

INVESTMENT ADVISER

Sit Investment Associates, Inc. (the “Adviser”), 3300 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402, is the Funds’ investment adviser. The Adviser was founded in 1981 and provides investment management services for both public and private clients. As of September 30, 2008, the Adviser and its affiliates had approximately $7.3 billion in assets under management, including approximately $1.6 billion for the Sit Mutual Funds.

Under Investment Management Agreements between each Fund and the Adviser (the “Agreements”), the Adviser manages each Fund’s business and investment activities, subject to the authority of the board of directors. A discussion regarding the basis of the board of directors’ approval of the Agreements is available in the Stock Funds Semi-Annual Report dated December 31, 2008. The Agreements require the Adviser to bear each Fund’s expenses, except fees paid under a distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class S shares of Sit Dividend Growth and Global Dividend Growth Funds, interest, brokerage commissions and transaction charges, acquired fund fees and expenses, and certain extraordinary expenses. Each Fund pays the Adviser a monthly fee for its services. During their most recent fiscal year, after taking into account voluntary fee waivers, the Funds paid the following advisory fees to the Adviser:

	Advisory fee as a % of Fund average daily net assets

Balanced Fund	1.00%
Dividend Growth Fund – Class I shares	1.00%
Dividend Growth Fund – Class S shares	1.00%
Global Dividend Growth Fund – Class I shares	1.25%
Global Dividend Growth Fund – Class S shares	1.25%
Large Cap Growth Fund	1.00%
Mid Cap Growth Fund	1.15	%(1)
International Growth Fund	1.50	%(1)
Small Cap Growth Fund	1.50%
Developing Markets Growth Fund	2.00%

(1)

Net of voluntary fee waivers. The contractual fees (without waivers) for the Mid Cap Growth and International Growth Funds are 1.25% and 1.85% per year, respectively, of the Fund’s average daily net assets. After December 31, 2009, these voluntary fee waivers may be terminated at any time by the Adviser.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

PORTFOLIO MANAGEMENT

The Funds’ investment decisions are made by a team of portfolio managers and analysts who are jointly responsible for the day-to-day management of the Funds. The portfolio management team is led by Roger J. Sit, Chairman, President, Chief Executive Officer and Global Chief Investment Officer of the Adviser.

The following table lists the individual team members that are primarily responsible for managing each Fund’s investments.

Portfolio Manager/ Title with Fund unless noted	Role on Management Team	Experience with: • Management Team • Adviser • Industry	Past 5 Years’ Business Experience

B A L A N C E D

Roger J. Sit Chairman and President	Chief Investment Officer	0 yrs 7 m 10 yrs 11 m 18 yrs 5 m	Chairman, President, CEO and Global CIO of the Adviser; Chairman and CEO of Sit Investment Fixed Income Advisors, Inc. (“SF”); Chairman of SIA Securities Corp. (the “Distributor”).

Bryce A. Doty Vice President –Investments	Portfolio Manager	12 yrs 10 m 12 yrs 11 m 18 yrs 5 m	Vice President and Fixed Income Portfolio Manager of SF.

John M. Bernstein Equity Research Analyst of the Adviser	Portfolio Manager	0 yrs 4 m 13 yrs 7 m 15 yrs 10 m	Equity Research Analyst of the Adviser.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Portfolio Manager Title with Fund unless noted	Role on Management Team	Experience with: • Management Team • Adviser • Industry	Past 5 Years’ Business Experience

D I V I D E N D G R O W T H

Roger J. Sit Chairman and President	Chief Investment Officer	4 yrs 10 m 10 yrs 11 m 18 yrs 5 m	See page 30.

Kent L. Johnson Vice President – Investments	Portfolio Manager	4 yrs 10 m 19 yrs 9 m 19 yrs 9 m	Sr. Vice President – Equity Investments of the Adviser.

Michael J. Stellmacher Vice President – Research and Investment Management of the Adviser	Portfolio Manager	4 yrs 10 m 7 yrs 9 m 17 yrs 8 m	Vice President – Research and Investment Management of the Adviser.

G L O B A L D I V I D E N D G R O W T H

Roger J. Sit Chairman and President	Chief Investment Officer	0 yrs 1 m 10 yrs 11 m 18 yrs 5 m	See page 30.

Kent L. Johnson Vice President – Investments	Portfolio Manager	0 yrs 1 m 19 yrs 9 m 19 yrs 9 m	See above.

Michael J. Stellmacher Vice President – Research and Investment Management of the Adviser	Portfolio Manager	0 yrs 1 m 7 yrs 9 m 17 yrs 8 m	See above.

Tasha M. Murdoff Equity Research Analyst of the Adviser	Portfolio Manager	0 yrs 1 m 12 yrs 11 m 12 yrs 11 m	Equity Research Analyst of the Adviser; Equity Research Associate of the Adviser 2000 – 2004.

Raymond E. Sit Vice President – Research & Investment Management of the Adviser.	Portfolio Manager	0 yrs 1 m 14 yrs 2 m 16 yrs 2 m	Vice President – Research & Investment Management of the Adviser.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Portfolio Manager Title with Fund unless noted	Role on Management Team	Experience with: • Management Team • Adviser • Industry	Past 5 Years’ Business Experience

L A R G E C A P G R O W T H

Roger J. Sit Chairman and President	Chief Investment Officer	10 yrs 11 m 10 yrs 11 m 18 yrs 5 m	See page 30.

Ronald D. Sit Vice President – Investments	Portfolio Manager	24 yrs 4 m 24 yrs 4 m 24 yrs 4 m	Vice President – Equity Investments of the Adviser.

Michael J. Stellmacher Vice President – Research and Investment Management of the Adviser	Portfolio Manager	0 yrs 7 m 7 yrs 9 m 17 yrs 8 m	See page 31.

M I D C A P G R O W T H

Roger J. Sit Chairman and President	Chief Investment Officer	0 yrs 7 m 10 yrs 11 m 18 yrs 5 m	See page 30.

Kent L. Johnson Vice President – Investments	Portfolio Manager	5 yrs 0 m 19 yrs 9 m 19 yrs 9 m	See page 31.

Matthew T. Loucks Equity Research Analyst of the Adviser	Portfolio Manager	3 yrs 7 m 3 yrs 8 m 13 yrs 3 m	Equity Research Analyst of the Adviser; Analyst, William Blair & Co. through 2/05.

Robert W. Sit Vice President – Investments	Portfolio Manager	10 yrs 10 m 17 yrs 3 m 17 yrs 3 m	Vice President – Equity Investments of the Adviser.

I N T E R N A T I O N A L G R O W T H

Roger J. Sit Chairman and President	Chief Investment Officer	10 yrs 11 m 10 yrs 11 m 18 yrs 5 m	See page 30.

Janet K. Kinzler Equity Research Analyst of the Adviser	Portfolio Manager	7 yrs 2 m 7 yrs 2 m 15 yrs 2 m	Equity Research Analyst of the Adviser.

Tasha M. Murdoff Equity Research Analyst of the Adviser	Portfolio Manager	4 yrs 0 m 12 yrs 11 m 12 yrs 11 m	See page 31.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Portfolio Manager Title with Fund unless noted	Role on Management Team	Experience with: • Management Team • Adviser • Industry	Past 5 Years’ Business Experience

S M A L L C A P G R O W T H

Roger J. Sit Chairman and President	Chief Investment Officer	0 yrs 7 m 10 yrs 11 m 18 yrs 5 m	See page 30.

Kent L. Johnson Vice President – Investments	Portfolio Manager	5 yrs 0 m 19 yrs 9 m 19 yrs 9 m	See page 31.

Matthew T. Loucks Equity Research Analyst of the Adviser	Portfolio Manager	3 yrs 7 m 3 yrs 8 m 13 yrs 3 m	See page 32.

Robert W. Sit Vice President – Investments	Portfolio Manager	10 yrs 10 m 17 yrs 3 m 17 yrs 3 m	See page 32.

Michael J. Stellmacher Vice President – Research and Investment Management of the Adviser	Portfolio Manager	7 yrs 9 m 7 yrs 9 m 17 yrs 8 m	See page 31.

D E V E L O P I N G M A R K E T S G R O W T H

Roger J. Sit Chairman and President	Chief Investment Officer	10 yrs 11 m 10 yrs 11 m 18 yrs 5 m	See page 30.

Raymond E. Sit Vice President – Research & Investment Management of the Adviser	Portfolio Manager	14 yrs 2 m 14 yrs 2 m 16 yrs 2 m	See page 31.

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Fund, if any.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

DISTRIBUTOR

SIA Securities Corp. (the “Distributor”), an affiliate of the Adviser, is the distributor for the Funds. The Distributor markets the Funds’ shares only to certain institutional and individual investors and all other sales of the Funds’ shares are made by each Fund.

The Distributor or the Adviser may enter into agreements under which various financial institutions and brokerage firms provide administrative services for customers who are beneficial owners of shares of the Funds. The Distributor or Adviser may compensate these firms for the services provided, with compensation based on the aggregate assets of customers that are invested in the Funds.

CUSTODIAN AND TRANSFER AGENT

PFPC Trust Company, located at 8800 Tinicum Boulevard, Third Floor, Philadelphia, PA 19153, is the Custodian for the Funds. The Custodian holds the Funds’ securities and cash, receives and pays for securities purchased, delivers against payment for securities sold, receives and collects income from investments and performs other administrative duties.

PNC Global Investment Servicing, located at 101 Sabin Street, Pawtucket, RI 02860, is the Transfer Agent for the Funds. The Transfer Agent processes purchase orders, redemption orders and handles all related shareholder accounting services.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Shareholder Information

SHARE PRICE

Your price for purchasing, selling, or exchanging shares is based on the Fund’s net asset value (“NAV”) per share, which is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 3:00 p.m. Central time) every day the exchange is open. The NAV per share of the Funds will fluctuate. A Fund’s NAV per share is calculated by adding the total value of the Fund’s investments and other assets (including accrued income), subtracting its liabilities, and dividing by the number of outstanding shares of the Fund.

The boards of directors have adopted procedures for valuing investments and have delegated to the Adviser the daily valuation of such investments. Pursuant to the procedures, exchange-listed securities are normally valued at closing sale prices. In certain situations, the Adviser may use the fair value of a security if prices are unavailable or are deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before a Fund values its assets that would materially affect net asset value. In addition, for foreign equity securities that meet certain criteria, the Directors have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. The Adviser expects to fair value domestic securities in limited circumstances, such as when the securities are subject to restrictions on resale. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other mutual funds using their own fair valuation procedures. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be different than the value that could be realized upon the sale of that security. Because foreign securities trade on days when Fund shares are not priced, the value of foreign securities held by a Fund can change on days when Fund shares cannot be redeemed, and since Developing Markets Growth Fund and International Growth Fund invest primarily in such foreign securities, and the Global Dividend Growth Fund may invest in such foreign securities, the value of these international Funds’ shares may change on days when you will be unable to purchase or redeem their shares.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Short-term debt securities maturing in less than 60 days are valued at amortized cost. The amortized cost method of valuation initially values a security at its purchase cost, then consistently adjusts the cost value by amortizing/accreting any discount or premium paid until the security’s maturity without regard to fluctuating interest rates.

WHEN ORDERS ARE EFFECTIVE

Purchase, exchange, and sale orders are received and may be accepted by Sit Mutual Funds only on days the NYSE is open. Purchase, exchange, and sale orders received by the Funds or their agents prior to the close of the NYSE (generally 3:00 p.m. Central time) are processed at the NAV per share calculated for that business day, except purchases made to an existing account via Automated Clearing House, “ACH,” electronic transfer of funds. ACH purchases are invested at the net asset value per share on the next business day after your telephone call to the Funds if you call the Funds prior to the close of the NYSE. Your bank account will be debited within 1 to 2 business days.

If your purchase, exchange, or sale order is received after the close of the NYSE, the purchase, exchange or sale will be made at the net asset value calculated on the next day the NYSE is open.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

There is no charge to invest, exchange, or sell shares when you make transactions directly through Sit Mutual Funds.

The Funds may authorize certain institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers) to accept purchase, redemption and exchange orders from their customers on behalf of the Funds. These authorized intermediaries also may designate other intermediaries to accept such orders, if approved by the Funds. A Fund will be deemed to have received an order when the order is received by the authorized intermediary in good form, and the order will be priced at the Fund’s per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the Funds (or their transfer agent) within agreed-upon time periods. Investors purchasing shares through a financial intermediary should read their account agreements carefully. A financial intermediary’s requirements may differ from those listed in this Prospectus. A financial intermediary also may impose account charges, such as asset allocation fees, account maintenance fees and other charges.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

The Dividend Growth and Global Dividend Growth Funds offer two classes of shares: Class I and Class S. Class I shares are not available for accounts maintained by financial intermediaries, except in limited circumstances. The ability of the Dividend Growth and Global Dividend Growth Funds to monitor account balances through the omnibus account of a financial intermediary for purposes such as converting between share classes may be significantly limited or absent.

CLASS I AND CLASS S SHARES: DIVIDEND GROWTH FUND AND GLOBAL DIVIDEND GROWTH FUND

C L A S S   I   A N D   C L A S S   S   S H A R E S

The Dividend Growth and Global Dividend Growth Funds offer shares in two classes: Class I shares and Class S shares. Different investment minimums and expenses apply to each share class, and as a result, the investment performance of each will differ. Please refer to the sections titled “Purchasing Shares,” below, and “Fees and Expenses,” above, for more information.

Shareholders of any Sit Mutual Fund as of the inception date of the Dividend Growth or Global Dividend Growth Funds (March 31, 2006 and September 30, 2008 respectively), employees, officers or directors of the Adviser, its affiliates or the Funds, and family members of such employees, officers or directors, are entitled to purchase that Fund’s Class I shares with a minimum investment of $5,000 rather than the $100,000 minimum investment requirement applicable to all other investors.

D I S T R I B U T I O N   P L A N   –  C L A S S   S   S H A R E S

The issuer of both the Dividend Growth and Global Dividend Growth Funds, Sit Mutual Funds, Inc., has adopted on behalf of each Fund’s Class S shares a distribution plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows Class S shares to pay distribution fees for the sale and distribution of its shares. Under the Distribution Plan, Class S shares may pay as compensation up to an annual rate of 0.25% of the average daily net asset value of Class S shares to the Distributor or other qualified recipient under the Distribution Plan. As these fees are paid out of the Class S assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

C O N V E R T I N G   S H A R E S

A conversion between class shares is a non-taxable event.

Self-directed conversions. You may convert Class S shares into Class I shares at any time if your account balance in the Fund is at least $100,000. You may call an investor service representative or mail a request to the Funds.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Automatic Conversions. Each of the Funds conduct periodic reviews of account balances and may convert an eligible investor’s Class S shares into Class I shares. The Fund will notify the investor in writing before any automatic conversion into Class I shares. You may instruct the Fund if you do not want to convert to the lower-cost Class I shares. If an investor no longer meets the requirements for Class I shares, the Fund may convert the investor’s Class I shares into Class S shares. A decline in the investor’s account balance because of redemptions may result in such a conversion. The Fund will notify the investor in writing before any automatic conversion into Class S shares.

OTHER ACCOUNT POLICIES

P U R C H A S E   R E S T R I C T I O N S

The Funds may reject or restrict any purchase or exchange order at any time, when, in the judgment of management, it is in the best interests of the Funds. For example, see the discussion regarding “Excessive Trading in Fund Shares” below.

E X C E S S I V E   T R A D I N G    I N   F U N D   S H A R E S

The Funds discourage excessive short-term trading that could be disruptive to the management of a Fund. When large dollar amounts are involved, a Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Excessive trading also may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to satisfy a redemption request, and may increase brokerage expenses. These factors may hurt a Fund’s performance and its shareholders.

The Funds may, in the Funds’ discretion, reject any purchase or exchange order from a shareholder if the Funds determine that the shareholder’s short-term trading activity is excessive. The Funds’ Boards of Directors have approved policies and procedures designed to discourage excessive trading in Fund shares. For example, the Funds (except for the Balanced Fund) impose a redemption fee on shares held for less than 30 calendar days (see “Early Redemption Fee” in the “Fees and Expenses” section above). Additionally, the Funds monitor purchase orders and investigate orders that exceed certain thresholds and attempt to confirm that the investment is not being made for a short-term. The Funds have the right to modify the market timing policy at any time without advance notice. The Funds seek to apply market timing policies and procedures uniformly to all shareholders. The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts; however, it should be noted that the ability of the Funds to monitor and limit excessive short-term trading of shareholders investing in a Fund through

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

the omnibus account of a financial intermediary may be significantly limited or absent where the intermediary maintains the underlying shareholder accounts. Despite our efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identity market timers or curtail their trading practices.

A C C O U N T S   W I T H   B A L A N C E S   B E L O W    T H E   M I N I M U M
R E Q U I R E D   I N V E S T M E N T

The minimum investment in the Dividend Growth and Global Dividend Growth Funds is $100,000 with respect to Class I shares and $5,000 with respect to Class S shares. The minimum investment in all other Funds is $5,000. The minimum investment requirement is applied at the omnibus account level for shares purchased through a financial intermediary. If your account balance in a Fund falls below the minimum as a result of selling or exchanging shares, the Fund has the right to redeem your shares and send you the proceeds. Before redeeming your account, the Fund will mail you a notice of its intention to redeem, which will give you an opportunity to make an additional investment. If you do not increase the value of your account to at least the minimum within 30 days of the date the notice was mailed, the Fund may redeem your account.

I N V E S T O R   S E R V I C E   F E E S

Investor Services Representatives can provide many services to you. You will be charged a fee for some customized services, such as researching historical account statements and mailings via overnight delivery services. A schedule of services with applicable fees, if any, is available upon request.

C U S T O M E R   I D E N T I F I C A T I O N   P R O G R A M

Federal law requires the Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens an account with the Funds. Applications without this information, or without an indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Funds reserve the right to: (a) place limits on account transactions until the investor’s identity is verified; (b) refuse an investment in the Funds; or (c) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

P U R C H A S I N G S H A R E S

Min. Investment	T O O P E N A N A C C O U N T	T O A D D T O A N A C C O U N T

All Funds (except Dividend Growth and Global Dividend Growth Fund Class I shares) Dividend Growth and Global Dividend Growth Fund Class I shares	$5,000 per Fund $2,000 per Fund for IRA accounts (regular, Roth and SEP) $100,000	$100 $100

By Mail

Mail a completed account application and your check payable to:

          Sit Mutual Funds
          P.O. Box 9763
          Providence, RI 02940

Third party checks or starter checks are not accepted for initial purchases.

Please be sure to complete the entire application, including the selection of which Fund(s) you want to purchase.

Prospectuses and account applications may be viewed and printed from our website, www.sitfunds.com.

Mail a completed investment slip for a particular fund (which you received in your account statement) or a letter of instruction with a check payable to:

         Sit Mutual Funds
         P.O. Box 9763
         Providence, RI 02940

A letter of instruction must include your account number, the name(s) of the registered owner(s) and the Fund(s) that you want to purchase.

Starter checks are not accepted for additional purchases.

By Telephone

Fax a completed account application to Sit Mutual Funds at 612-342-2111, and then call us at 1-800-332-5580 or 612-334-5888 for a new account number and bank wiring instructions.

Instruct your bank to wire your investment to us using the wire instructions we have given you. Your bank may charge a wire fee. Mail the original signed account application to:

         Sit Mutual Funds
         P.O. Box 9763
         Providence, RI 02940

Note for IRA Accounts: An IRA account cannot be opened over the telephone.

Payment by Wire. Instruct your bank to wire your investment to the Sit Mutual Funds using the wire instructions on the back of the prospectus. Call us at 1-800-332-5580 or 612-334-5888 and notify us of the wire.

Payment by ACH. Call us at 1-800-332-5580 or 612-334-5888 to request that a purchase be made electronically from your bank account. The shares purchased will be priced on the next business day following your telephone request made prior to the close of the NYSE.

Before using the ACH feature, you must set up the ACH option on your initial account application or a Change of Account Options Form.

Automatically

You cannot make an initial purchase automatically.

You may set up an Automatic Investment Plan on your initial account application or on a Change of Account Options Form. The Plan will invest in the selected Fund electronically from your bank account (via ACH) on any day the Funds are open - either monthly, quarterly or annually.

Please see page 42 for additional general rules for purchasing and selling shares.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

S E L L I N G   S H A R E S

T O E X C H A N G E S H A R E S	T O S E L L S H A R E S		By Mail

You may sell shares of one Sit Fund and purchase shares of another Sit Fund by mailing a letter of instruction signed by all registered owners of the account to:

          Sit Mutual Funds
          P.O. Box 9763
          Providence, RI 02940

A letter of instruction must include your account number, the name(s) and the number of shares or dollar amount of the Fund(s) you want to sell and the name(s) of the Fund(s) you want to purchase.

Mail a written request that includes:

	•	Account number,

	•	Names and signatures of all registered owners exactly as they appear on the account,

	•	Name of Fund and number of shares or dollar amount you want to sell.

	•	Medallion signature guarantee(s) if you have requested that the proceeds from the sale be:

• paid to anyone other than the registered account owners,

• paid by check and mailed to an address other than the registered address, or

• sent via bank wire (currently an $8 fee) to a bank different than the bank authorized by you on your account application.

	•	Supporting legal documents, if required (see “General Rules” on following page)

	•	Method of payment (check, wire transfer, or ACH, see “General Rules” on following page)

Note for IRA Accounts: Mail a signed IRA Distribution Form to Sit Mutual Funds.

By Telephone

You may sell shares of one Sit Fund and purchase shares of another Sit Fund by calling us at 1-800-332-5580 or 612-334-5888. If you call after business hours, you will need your Personal Identification Number to use the automatic telephone system.

Call us at 1-800-332-5580 or 612-334-5888 and request a sale of shares.

Before selling shares by telephone, you must set up the option on your initial account application or a Change of Account Options Form. Proceeds from the sale will be sent as directed on your application by check, bank wire or ACH. The Funds’ bank charges a wire fee to send the proceeds via bank wire (currently $8).

Note for IRA Accounts: A sale of shares from an IRA account cannot be made over the telephone. Mail a completed IRA Distribution Form to Sit Mutual Funds.

Automatically

You may set up an Automatic Exchange Plan on your initial account application or on a Change of Account Options Form. The Plan will sell shares of one Sit Fund and invest in another Sit Fund automatically on any day the Funds are open - either monthly, quarterly or annually.

Shares may be sold through the Automatic Withdrawal Plan (minimum $100) if the Special Services section of the initial account application is complete.

You may add this option by completing a Change of Account Options Form, and this option will begin within 10 days of the Funds’ receipt of the form.

Proceeds from the sale will be sent as directed on your account application, by check or ACH.

Please see page 42 for additional general rules for purchasing and selling shares.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

G E N E R A L  R U L E S  F O R  P U R C H A S I N G  &  S E L L I N G   S H A R E S

P U R C H A S I N G S H A R E S	E X C H A N G I N G S H A R E S

Shares may be purchased on any day the NYSE is open with a minimum initial investment of $5,000 per Fund except for Class I shares of Dividend Growth and Global Dividend Growth Funds, which have a minimum initial investment of $100,000.

IRA accounts (regular, Roth and SEP) require a minimum initial investment of $2,000 per Fund except for Class I shares of Dividend Growth and Global Dividend Growth Funds which have a minimum initial investment of $100,000.

Additional investments in any account must be at least $100.

You may sell shares of one or more Sit Funds and use the proceeds to buy shares of another Sit Fund.

Before making an exchange, please read the prospectus and consider the investment objective of the Fund you are purchasing.

You may exchange shares by mail, telephone or an automatic exchange plan as described on page 44. You may also exchange shares of the Sit Funds on our website at www.sitfunds.com.

An exchange of shares is a sale for federal income tax purposes and you may have a taxable capital gain or loss.

S E L L I N G S H A R E S	R E C E I P T O F S A L E P R O C E E D S

Your sale proceeds will be paid as soon as possible, generally not later than 7 days after the Funds’ receipt of your request to sell. However, if you purchased shares with nonguaranteed funds, such as a personal check, and you sell shares, your sale proceeds payment will be delayed until your check clears, which may take 15 days.

Other Documents: Under certain circumstances, sales of shares may require additional legal documentation, such as sales by estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Medallion Signature Guarantee: A medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transactions. A medallion signature guarantee may be obtained from a bank, brokerage firm, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. A notary public stamp cannot be substituted for a medallion signature guarantee.

You may receive proceeds from the sales of your shares in one of three ways:

(1) By Mail
Your check will generally be mailed to the address of record within 7 days after receipt of your request.

(2) By Wire
Your bank account will generally be credited within 1 to 2 business days after receipt of your request. The Funds’ bank charges a wire fee (currently $8) which will be deducted from the balances of your account or from the amount being wired if your account has been completely redeemed. The recipient bank may also charge a wire fee.

(3) By ACH
Your bank account will generally be credited within 1 to 2 business days after receipt of your request. Proceeds from the sale of shares from an IRA account cannot be paid using ACH.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

DIVIDENDS AND DISTRIBUTIONS

The Balanced, Dividend Growth and Global Dividend Growth Funds distribute quarterly dividends from their net investment income. Each of the other Funds distributes an annual dividend from its net investment income. Net investment income includes dividends on stocks and interest earned on bonds or other debt securities less operating expenses.

Capital gains, if any, are distributed at least once a year by each Fund. A capital gain occurs if a Fund sells portfolio securities for more than its cost. If you buy Fund shares just before a distribution, in effect, you “buy the distribution.” You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions are automatically reinvested in additional shares of the Fund paying the distribution at the net asset value per share on the distribution date. However, you may request that distributions be automatically reinvested in another Sit Mutual Fund, or paid in cash. These requests may be made on the application, Change of Account Options form, or by written notice to Sit Mutual Funds. You will receive a quarterly statement reflecting the dividend payment and, if applicable, the reinvestment of dividends. If cash payment is requested, an ACH transfer will be initiated, or a check normally will be mailed within five business days after the payable date. If the check cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will automatically be reinvested in Fund shares. No interest will accrue on uncashed distribution, dividend, or sales proceeds checks.

TAXES

Some of the tax consequences of investing in the Funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

T A X E S   O N   D I S T R I B U T I O N S

Each Fund pays its shareholders distributions from its net investment income and any net capital gains that it has realized. For most investors, these distributions will be taxable, whether paid in cash or reinvested (unless your investment is in an IRA or other tax-advantaged account). You will be notified annually of the tax status of distributions to you.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Distributions paid from a Fund’s net investment income will be taxable as ordinary income or as qualified dividend income. Under current tax laws, ordinary income is taxed at higher rates than qualified dividend income and long-term capital gains. Generally, dividends that a Fund receives from domestic corporations and from foreign corporations whose stock is readily tradable on an established securities market in the U.S. or which are domiciled in countries on a list established by the Internal Revenue Service will qualify for qualified dividend treatment when paid out to investors. Absent further legislation, the reduced maximum tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Distributions paid from a Fund’s net short-term capital gains, if any, are taxable as ordinary income. Distributions paid from a Fund’s long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long you have held your shares. The composition of distributions in any year will depend upon a variety of market and other conditions and cannot be predicted accurately.

T A X E S   O N   T R A N S A C T I O N S

The sale or exchange of your shares in a Fund is a taxable transaction, and you may incur a capital gain or loss on the transaction. If you held the shares for more than one year, this gain or loss would be a long-term gain or loss. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

F O R E I G N   T A X   C R E D I T S

The International Growth, Developing Markets Growth, and Global Dividend Growth Funds may be required to pay withholding and other taxes imposed by foreign countries. If a Fund has more than 50% of its total assets invested in securities of foreign corporations at the end of its taxable year, it may make an election that will permit you either to claim a foreign tax credit with respect to foreign taxes paid by the Fund or to deduct those amounts as an itemized deduction on your tax return. If a Fund makes this election, you will be notified and provided with sufficient information to calculate the amount you may deduct as foreign taxes paid or your foreign tax credit.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

RETIREMENT AND OTHER TAX-DEFERRED ACCOUNTS

Taxes on current income can be deferred by investing in Individual Retirement Accounts (IRAs), 401(k), pension, profit sharing, 403(b)(7), employee benefit, deferred compensation and other qualified retirement plans.

The Funds are available for your tax-deferred retirement plan with a $2,000 minimum investment per Fund (except for Class I shares of Dividend Growth and Global Dividend Growth Funds, which have a minimum initial investment of $100,000), and subsequent contributions of at least $100. Such retirement plans must have a qualified plan sponsor or trustee. Tax-deferred retirement plans include 401(k), profit sharing, and money purchase plans as well as IRA, Roth IRA, SEP-IRA, and certain 403(b)(7) plans. You should contact the Funds for specific plan documentation. IRA and 403(b)(7) accounts with balances under $10,000 will be charged an annual $15 IRA custodial fee.

The federal tax laws governing these tax-deferred plans must be complied with to avoid adverse tax consequences. You should consult your tax adviser before investing.

MAILING OF REGULATORY  DOCUMENTS

The Funds’ practice is to “household,” or consolidate shareholder mailings of regulatory documents such as prospectuses, shareholder reports, and proxies to shareholders at a common address. This means that a single copy of these regulatory documents is sent to the address of record. If at any time you wish to receive multiple copies of the regulatory documents at your address, you may contact the Funds and the Funds will mail separate regulatory documents to each of your individual accounts within 30 days of your call.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

PRIVACY POLICY

The Funds take their shareholders’ personal privacy seriously. In order to provide financial products and services, the Funds may collect nonpublic personal information about their shareholders from the following sources:

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information we receive from account documentation, including applications, contracts, and other forms which may include (but is not limited to) information such as a shareholder’s name, address, tax identification number or social security number, assets and income;

>

information about shareholder transactions and communications with the Funds, their affiliates, agents or others which may include (but is not limited to) account numbers, balances, and transaction requests made through transfer agents, custodians or third party intermediaries.

The Funds do not disclose any nonpublic personal information about their shareholders or former shareholders to anyone outside the Fund’s organization except as necessary in order to provide services to their shareholders as permitted by law. For example, we may disclose nonpublic personal information about a shareholder to a non-affiliated company assisting the Funds in servicing accounts such as providing transfer agent services. To safeguard their shareholder’s personal information, The Funds insist that their service providers limit access to personal information to authorized employees and agents and maintain appropriate safeguards.

The Funds restrict access to their shareholders’ nonpublic personal information to those employees who need to know that information to provide products or services to their shareholders. The Funds maintain physical, electronic and procedural safeguards that comply with federal standards to guard its clients’ nonpublic personal information.

This privacy policy does not apply to a shareholder’s relationship with other financial service providers, such as broker dealers, custodians or other third party intermediaries.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Additional Information

OTHER SECURITIES, INVESTMENT PRACTICES, AND POLICIES

The principal investment strategies and risk factors of each Fund are outlined in the section entitled “Fund Summaries.” Below are brief discussions of certain other investment practices of the Funds. Each Fund may invest in securities and use investment strategies that are not described in this Prospectus but are described in the Statement of Additional Information.

Each Fund with a name suggesting the types of securities in which it will invest (including Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Dividend Growth Fund, Developing Markets Growth Fund, and Global Dividend Growth Fund (with respect to investing in dividend paying stocks)) has a non-fundamental policy requiring the Fund, under normal market conditions, to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in the types of securities suggested by the Fund’s name. The Funds subject to this non-fundamental policy have adopted policies to provide shareholders with at least 60 days prior notice of any change in this policy. Balanced Fund, International Growth Fund, and Global Dividend Growth Fund (with respect to investing in global stocks) do not have this non-fundamental policy.

D U R A T I O N

The Balanced Fund attempts to maintain an average effective duration of 3 to 7 years for the fixed-income portion of its portfolio. Duration measures how much the value of a security is expected to change with a given change in interest rates. Effective duration is one means used to measure interest rate risk. The longer a security’s effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates rise by 1%, the market value of a security with an effective duration of 2 years would decrease by 2%, with all other factors being constant. The Adviser uses several methods to compute duration estimates appropriate for particular securities held in the Balanced Fund’s portfolio. Duration estimates are based on assumptions by the Adviser and subject to a number of limitations. Duration is most useful when interest rate changes are small and occur equally in short-term and long-term securities. In addition, it is difficult to calculate duration precisely for bonds with prepayment options, such as mortgage-related securities, because the calculation requires assumptions about prepayment rates.

P O R T F O L I O   T U R N O V E R

The Funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. However, historically the Funds’ turnover rates have been less than

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

100%. The “Financial Highlights” section of this Prospectus shows each Fund’s historical portfolio turnover rate. A high portfolio turnover rate generally will result in greater brokerage commission expenses borne by a Fund which may decrease a Fund’s yield. A portfolio turnover rate in excess of 100% may result in higher amounts of realized short-term capital gain subject to the payment of taxes as ordinary income by shareholders.

S E C U R I T I E S   R A T I N G S

When debt securities are rated by one or more independent rating agencies, the Adviser uses these ratings to determine bond quality. Investment-grade debt securities are those that are rated within the four highest rating categories, which are AAA, AA, A, and BBB by Standard & Poor’s and Fitch Ratings, and Aaa, Aa, A and Baa by Moody’s Investor Services. If a debt security’s credit quality rating is downgraded after a Fund’s purchase, the Adviser will consider whether any action, such as selling the security, is warranted.

T E M P O R A R Y   D E F E N S I V E   I N V E S T I N G

For temporary defensive purposes in periods of unusual market conditions, each Fund may invest all of its total assets in cash or short-term debt securities including certificates of deposit, bankers’ acceptances and other bank obligations, corporate and direct U.S. obligation bonds, notes, bills, commercial paper, repurchase agreements and other taxable obligations including shares of the Sit Money Market Fund. Investing in these temporary investments will generate income that is taxable to investors in the Funds and may reduce a Fund’s yield and prevent a Fund from achieving its investment objective.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the shares of each Fund. This information is intended to help you understand each Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Some of this information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned or lost on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been derived from the Funds’ financial statements, which were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.

There is no table for the Global Dividend Growth Fund since the Fund’s inception date was September 30, 2008 and therefore there is no financial information to report at this time. For current information about the Fund, please call 1-800-332-5580 or visit www.sitfunds.com.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

B A L A N C E D   F U N D

	Fiscal Years Ended June 30,
	2008	2007	2006	2005	2004

Net Asset Value:
Beginning of period	$16.93	$15.14	$14.53	$13.80	$12.47

Operations:
Net investment income (1)	.38	.34	.28	.26	.21
Net realized and unrealized
gains (losses) on investments	(.66)	1.78	.59	.73	1.34

Total from operations	(.28)	2.12	.87	.99	1.55

Distributions to Shareholders:
From net investment income	(.33)	(.33)	(.26)	(.26)	(.22)
From net realized gains	—	—	—	—	—

Total distributions	(.33)	(.33)	(.26)	(.26)	(.22)

Net Asset Value:
End of period	$16.32	$16.93	$15.14	$14.53	$13.80

Total investment return (2)	(1.72%)	14.24%	6.03%	7.28%	12.53%

Net assets at end of period (000s omitted)	$12,939	$12,529	$11,617	$12,251	$12,441

Ratios:
Expenses to average daily net assets (3)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income to average daily net assets	2.22%	2.13%	1.84%	1.84%	1.58%
Portfolio turnover rate
(excluding short-term securities)	54.96%	41.63%	50.00%	36.32%	44.82%

(1)	The net investment income (loss) per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

D I V I D E N D   G R O W T H   F U N D   –   C L A S S   I   S H A R E S

	Fiscal Year Ended June 30,							Six Months Ended June 30,
	2008		2007		2006		2005	2004 (*)

Net Asset Value:
Beginning of period	$14.42		$12.26		$11.18		$10.14	$10.00

Operations:
Net investment income (loss) (1)	.23		.24		.25		.21	.08
Net realized and unrealized
gains (losses) on investments	(.63)		2.35		1.20		1.01	.10

Total from operations	(.40)		2.59		1.45		1.22	.18

Distributions to Shareholders:
From net investment income	(.22)		(.23)		(.23)		(.18)	(.04)
From net realized gains	(.69)		(.20)		(.14)		—	—

Total distributions	(.91)		(.43)		(.37)		(.18)	(.04)

Net Asset Value:
End of period	$13.11		$14.42		$12.26		$11.18	$10.14

Total investment return (2)	(3.06%)		21.48%		13.20%		12.12%	1.75%

Net assets at end of period (000s omitted)	$41,239		$37,674		$24,137		$14,196	$6,872

Ratios:
Expenses to average daily net assets (3)	1.00%		1.00%		1.00%		1.00%	1.00	%(5)
Net investment income (loss)
to average daily net assets	1.68%		1.81%		2.09%		1.94%	1.79	%(5)
Portfolio turnover rate
(excluding short-term securities)	38.86	%(4)	34.02	%(4)	41.28	%(4)	54.89%	13.67%

(*)	Fund’s Class I shares inception date was December 31, 2003.

(1)	The net investment income (loss) per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(4)	The turnover rate presented is for the entire Fund.

(5)	Percentages are adjusted to an annual rate.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

D I V I D E N D   G R O W T H   F U N D   –   C L A S S   S   S H A R E S

	Fiscal year Ended June 30, 2008		Fiscal Year Ended June 30, 2007		Three Months Ended June 30, 2006

Net Asset Value:
Beginning of period	$14.39		$12.26		$12.28

Operations:
Net investment income (loss) (1)	.20		.21		.05
Net realized and unrealized
gains (losses) on investments	(.63)		2.33		(.02)

Total from operations	(.43)		2.54		.03

Distributions to Shareholders:
From net investment income	(.19)		(.21)		(.05)
From net realized gains	(.69)		(.20)		—

Total distributions	(.88)		(.41)		(.05)

Net Asset Value:
End of period	$13.08		$14.39		$12.26

Total investment return (2)	(3.27%)		21.02%		0.27%

Net assets at end of period (000s omitted)	$14,300		$2,823		$48

Ratios:
Expenses to average daily net assets (3)	1.25%		1.25%		1.25	%(5)
Net investment income (loss)
to average daily net assets	1.43%		1.56%		1.84	%(5)
Portfolio turnover rate
(excluding short-term securities)	38.86	%(4)	34.02	%(4)	41.28	%(4)

(1)	The net investment income (loss) per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(4)	The turnover rate presented is for the entire Fund.

(5)	Percentages are adjusted to an annual rate.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

L A R G E   C A P   G R O W T H   F U N D

	Fiscal Years Ended June 30,
	2008	2007	2006	2005	2004

Net Asset Value:

Beginning of period	$43.99	$37.60	$34.27	$31.96	$26.92

Operations:
Net investment income (loss) (1)	.20	.24	.17	.16	.01
Net realized and unrealized
gains (losses) on investments	(.65)	6.43	3.23	2.27	5.05

Total from operations	(.45)	6.67	3.40	2.43	5.06

Distributions to Shareholders:
From net investment income	(.13)	(.28)	(.07)	(.12)	(.02)
From net realized gains	—	—	—	—	—

Total distributions	(.13)	(.28)	(.07)	(.12)	(.02)

Net Asset Value:
End of period	$43.41	$43.99	$37.60	$34.27	$31.96

Total investment return (2)	(1.03%)	17.79%	9.91%	7.62%	18.81%

Net assets at end of period (000s omitted)	$287,695	$125,741	$101,873	$69,660	$63,774

Ratios:
Expenses to average daily net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)
to average daily net assets	0.46%	0.59%	0.46%	0.49%	0.02%
Portfolio turnover rate
(excluding short-term securities)	21.97%	27.80%	23.71%	23.22%	29.71%

(1)	The net investment income (loss) per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

M I D   C A P   G R O W T H   F U N D

	Fiscal Years Ended June 30,
	2008	2007	2006	2005	2004

Net Asset Value:
Beginning of period	$15.71	$13.01	$11.28	$10.23	$8.06

Operations:
Net investment income (loss) (1)	(.07)	(.04)	—	(.07)	(.07)
Net realized and unrealized
gains (losses) on investments	(.31)	2.74	1.73	1.12	2.24

Total from operations	(.38)	2.70	1.73	1.05	2.17

Distributions to Shareholders:
From net investment income	—	—	—	—	—
From net realized gains	(.50)	—	—	—	—

Total distributions	(.50)	—	—	—	—

Net Asset Value:
End of period	$14.83	$15.71	$13.01	$11.28	$10.23

Total investment return(2)	(2.63%)	20.75%	15.34%	10.26%	26.92%

Net assets at end of period (000s omitted)	$210,880	$205,256	$191,541	$199,449	$204,946

Ratios: (3)
Expenses (without waiver)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses (with waiver)	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss) (without waiver)	(0.52%)	(0.41%)	(0.13%)	(0.76%)	(0.81%)
Net investment income (loss) (with waiver)	(0.42%)	(0.31%)	(0.03%)	(0.66%)	(0.71%)
Portfolio turnover rate
(excluding short-term securities)	34.61%	40.08%	32.48%	39.74%	65.14%

(1)	The net investment income (loss) per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

The ratio information is calculated based on average daily net assets. Total Fund expenses are limited to 1.25% of average daily net assets. However, during the periods above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

I N T E R N A T I O N A L   G R O W T H   F U N D

	Fiscal Years Ended June 30,
	2008	2007	2006	2005	2004

Net Asset Value:
Beginning of period	$18.70	$15.48	$12.31	$11.24	$9.39

Operations:
Net investment income (loss) (1)	.15	.20	.14	.07	.01
Net realized and unrealized
gains (losses) on investments	(.85)	3.17	3.10	1.03	1.92

Total from operations	(.70)	3.37	3.24	1.10	1.93

Distributions to Shareholders:
From net investment income	(.20)	(.15)	(.07)	(.03)	(.08)
From net realized gains	—	—	—	—	—

Total distributions	(.20)	(.15)	(.07)	(.03)	(.08)

Net Asset Value:
End of period	$17.80	$18.70	$15.48	$12.31	$11.24

Total investment return (2)	(3.82%)	21.87%	26.37%	9.80%	20.63%

Net assets at end of period (000s omitted)	$37,714	$39,511	$34,700	$29,152	$34,281

Ratios: (3)
Expenses (without waiver) (4)	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses (with waiver) (4)	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss) (without waiver)	0.43%	0.84%	0.60%	0.21%	(0.21%)
Net investment income (loss) (with waiver)	0.78%	1.19%	0.95%	0.56%	0.14%
Portfolio turnover rate
(excluding short-term securities)	16.83%	17.25%	20.21%	28.27%	44.37%

(1)	The net investment income (loss) per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

The ratio information is calculated based on average daily net assets. Total Fund expenses are limited to 1.85% of average daily net assets. However, during the periods above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

(4)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

S M A L L   C A P   G R O W T H   F U N D

	Fiscal Years Ended June 30,
	2008	2007	2006	2005	2004

Net Asset Value:
Beginning of period	$40.14	$33.46	$27.74	$25.29	$21.64

Operations:
Net investment loss (1)	(.37)	(.27)	(.23)	(.27)	(.27)
Net realized and unrealized
gains (losses) on investments	(2.33)	6.95	5.95	2.72	3.92

Total from operations	(2.70)	6.68	5.72	2.45	3.65

Distributions to Shareholders:
From net investment income	—	—	—	—	—
From net realized gains	—	—	—	—	—
Total distributions	—	—	—	—	—

Net Asset Value:
End of period	$37.44	$40.14	$33.46	$27.74	$25.29

Total investment return (2)	(6.73%)	19.96%	20.62%	9.69%	16.87%

Net assets at end of period (000s omitted)	$93,527	$105,800	$106,977	$180,545	$199,810

Ratios:
Expenses to average daily net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Net income (loss) to average daily net assets	(0.93%)	(0.79%)	(0.67%)	(1.08%)	(1.10%)
Portfolio turnover rate
(excluding short-term securities)	37.20%	38.79%	54.73%	33.75%	65.79%

(1)	The net investment income (loss) per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

D E V E L O P I N G   M A R K E T S   G R O W T H   F U N D

	Fiscal Years Ended June 30,
	2008	2007	2006	2005	2004

Net Asset Value:
Beginning of period	$24.94	$17.38	$12.97	$9.89	$8.12

Operations
Net investment income (loss) (1)	(.07)	.05	.04	.06	.04
Net realized and unrealized
gains (losses) on investments	1.41	7.56	4.43	3.04	1.78

Total from operations	1.34	7.61	4.47	3.10	1.82

Distributions to Shareholders:
From net investment income	(.04)	(.05)	(.06)	(.02)	(.05)
From net realized gains	(.27)	—	—	—	—

Total distributions	(.31)	(.05)	(.06)	(.02)	(.05)

Net Asset Value:
End of period	$25.97	$24.94	$17.38	$12.97	$9.89

Total investment return (2)	5.26%	43.82%	34.47%	31.32%	22.48%

Net assets at end of period (000s omitted)	$23,195	$18,430	$13,057	$10,575	$8,030

Ratios:
Expenses to average daily net assets (3)	2.00%	2.00%	2.00%	2.00%	2.00%
Net investment income (loss)
to average daily net assets	(0.27%)	0.25%	0.24%	0.55%	0.37%
Portfolio turnover rate
(excluding short-term securities)	9.40%	16.25%	27.38%	29.54%	33.72%

(1)	The net investment income (loss) per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense rations.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

T H I S   P A G E   I N T E N T I O N A L L Y   L E F T   B L A N K .

NOT PART OF PROSPECTUS

F O R M O R E I N F O R M A T I O N

For more information about the Funds, the following documents are available free upon request:

Statement of Additional Information	Annual / Semi-Annual Report
The SAI contains more details about the	The Funds’ Annual and Semi-Annual Reports
Funds and their investment policies.	include a discussion of the market conditions
The SAI is incorporated in this Prospectus	and investment strategies that significantly
by reference.	affected the Funds’ performance.

To request a copy of the documents listed above, or to obtain more information about the Funds:

By Telephone: (800) 332-5580 or (612) 334-5888 By E-Mail: info@sitinvest.com On The Internet: Visit our website at www.sitfunds.com Visit the SEC website at www.sec.gov	By Regular Mail: Sit Mutual Funds P.O. Box 9763 Providence, RI 02940 By Express Mail: Sit Mutual Funds 101 Sabin Street Pawtucket, RI 02860	To Wire Money For A Purchase: PNC Bank, Pittsburgh, PA ABA #031000053 Account #86-0690-5556 Sit Mutual Funds For Further Credit: (shareholder name) Account Number: (fund name and account #)

The SAI and the Funds’ reports may also be reviewed at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can get copies free from the EDGAR database on the SEC’s Website listed above, or by mail, for a fee, by calling the SEC at 1-202-551-8090, by making an electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street N.E., Washington, D.C. 20549.

1940 Act File Nos. 811-03342; 811-03343; 811-06373

Part B
STATEMENT OF ADDITIONAL INFORMATION

SIT LARGE CAP GROWTH FUND, INC.
SIT MID CAP GROWTH FUND, INC.
SIT MUTUAL FUNDS, INC, COMPRISED OF:
SIT BALANCED FUND
SIT DIVIDEND GROWTH FUND
SIT GLOBAL DIVIDEND GROWTH FUND
SIT INTERNATIONAL GROWTH FUND
SIT SMALL CAP GROWTH FUND
SIT DEVELOPING MARKETS GROWTH FUND

3300 IDS Center, 80 South Eighth Street
Minneapolis, Minnesota 55402
www.sitfunds.com 800-332-5580
info@sitinvest.com 612-334-5888

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Funds’ Prospectus. The financial statements included as part of the Funds’ Annual Report to shareholders for fiscal year ended June 30, 2008 are incorporated by reference into this Statement of Additional Information. Copies of the Funds’ Prospectus and/or Annual Report may be obtained from the Funds without charge by contacting the Funds by telephone at (612) 334-5888 or (800) 332-5580 or by mail at 3300 IDS Center, 80 S. Eighth Street, Minneapolis, Minnesota 55402, or by visiting the SEC website at www.sec.gov. This Statement of Additional Information is dated November 1, 2008, and it is to be used with the Funds’ Prospectus dated November 1, 2008.

FUND BACKGROUND

Sit Mutual Funds are a family of no-load funds managed by Sit Investment Associates, Inc., (the “Adviser”). This Statement of Additional Information contains information pertaining to the eight stock funds, which are: Balanced Fund, Dividend Growth Fund, Global Dividend Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund, International Growth Fund, Small Cap Growth Fund, and the Developing Markets Growth Fund (collectively, the “Funds”). Each Fund currently offers its shares in one class except the Dividend Growth and Global Dividend Growth Funds, which offer their shares in two

2

classes (Class I and Class S). Class S Shares of the Dividend Growth and Global Dividend Growth Funds are subject to a 12b-1 distribution fee.

The Funds are open-ended funds and operate as diversified management investment companies, as defined in the Investment Company Act of 1940. A “diversified” investment company means a company which meets the following requirements: At least 75% of the value of the company’s total assets is represented by cash and cash items (including receivables), “Government Securities”, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. “Government Securities” means securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or certificates of deposit for any of the foregoing.

Each of the Funds (or the corporate issuer of their shares) is organized as a Minnesota corporation. The Large Cap Growth Fund and Mid Cap Growth Fund were incorporated on July 14, 1981. The corporate issuer of the International Growth Fund, Balanced Fund, Developing Markets Growth Fund, Small Cap Growth Fund, Dividend Growth Fund, and Global Dividend Growth Fund was incorporated on July 30, 1991.

ADDITIONAL INVESTMENT RESTRICTIONS

The investment objectives and investment strategies of the Funds are set forth in the Prospectus under “Fund Summaries.” Set forth below are the fundamental investment restrictions and policies applicable to each Fund, followed by the non-fundamental investment restrictions and policies. Those restrictions and policies designated as fundamental may not be changed without shareholder approval. Shareholder approval, as defined in the Investment Company Act of 1940, means the lesser of the vote of (a) 67% of the shares of a Fund at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of a Fund. A percentage limitation must be met at the time of investment and a later deviation resulting from a change in values or net assets will not be a violation.

Pursuant to Rule 35d-1, each Fund with a name suggesting the types of securities in which it will invest (including Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Dividend Growth Fund, Developing Markets Growth Fund, and Global Dividend Growth Fund (with respect to investing in dividend paying stocks)) has a non-fundamental policy requiring the Fund, under normal market conditions, to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in the types of securities suggested by the Fund’s name. The Funds subject to this non-fundamental policy have adopted policies to provide shareholders with at least 60 days prior notice of any change in this policy. Any such notice will be provided in plain English in a separate written document and will contain the following prominent statement, or a similar clear and understandable statement, in bold-faced type: “Important Notice Regarding Change in Investment Policy.” This statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separately from other communications to investors.

Balanced Fund, International Growth Fund, and Global Dividend Growth Fund (with respect to investing in global stocks) do not have this non-fundamental policy.

Balanced Fund

The Fund is subject to the following fundamental investment restrictions. The Fund will not:
1.

Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities), if as a result, more than 5% of the Fund’s net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund’s net assets;

2.	Purchase or sell commodities or commodity futures, provided that this restriction does not apply to financial futures contracts or options thereon;
3.	Invest in real estate (including real estate limited partnerships), although it may invest in securities which are secured by or represent interests in real estate;
4.

Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

3

5.	Underwrite the securities of other issuers;
6.	Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund’s total net assets;
7.	Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activities;
8.	Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted in emergency or extraordinary situations as discussed herein; or
9.	Invest 25% or more of its assets in a single industry except with regard to the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The following investment restrictions of the Fund are not fundamental. The Fund will not:
1.	Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2.

Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except (a) as part of a merger, consolidation, acquisition, or reorganization or (b) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the Securities and Exchange Commission;

3.

Purchase or retain securities of any issuer if, in total, the holdings of all officers and directors of the Fund and of its investment adviser, who individually own beneficially more than 0.5% of such securities, together own more than 5% of such securities;

4.

Invest more than 10% of its net assets in securities of issuers which, with their predecessors, have a record of less than three years continuous operation. Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years;

5.	Invest for the purpose of exercising control or management;
6.	Enter into reverse repurchase agreements;
7.	Invest more than 15% of its net assets collectively in all types of illiquid securities;
8.	Invest in more than 10% of the outstanding voting securities of any one issuer;
9.

Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class. This restriction is limited to 75% of the Fund’s net assets;

10.

Invest more than 5% of the Fund’s net assets in warrants (valued at lower of cost or market) including a maximum of 2% which are not listed on the New York or American Stock Exchanges. For this purpose, warrants acquired by the Fund in units or attached to other securities will be deemed to be without value;

11.	Pledge, mortgage, hypothecate or otherwise encumber the Fund’s assets except to the extent necessary to secure permitted borrowings;
12.	Engage in arbitrage transactions or write unsecured put options but may write fully covered call options;
13.	Purchase put and call options provided that the aggregate premiums paid for all such options exceed 10% of the Fund’s total assets;
14.	Invest more than 25% of the fixed-income portion of its portfolio in debt securities that are rated below investment grade;
15.

Invest less than 35% or more than 65% of its net assets in equity securities and will not invest less than 35% or more than 65% of its net assets in fixed-income securities, under normal circumstances;

16.	Invest less than 25% of the fixed-income portion of its portfolio in fixed-income senior securities; or
17.

Invest more than 20% of its assets in foreign government securities or equity securities of foreign issuers that are either listed on a U.S. or Toronto stock exchange or represented by American Depository Receipts.

Dividend Growth Fund

The Fund is subject to the following fundamental investment restrictions. The Fund will not:
1.

Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities), if as a result, more than 5% of the Fund’s net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund’s net assets;

2.	Purchase or sell commodities or commodity futures, provided that this restriction does not apply to financial futures contracts or options thereon;

4

3.	Invest in real estate (including real estate limited partnerships), although it may invest in securities that are secured by or represent interests in real estate;
4.

Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

5.	Underwrite the securities of other issuers;
6.

Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments, and not in excess of 33 1/3% of the Fund’s total net assets at the time of such borrowing. In the event that the principal amount of the Fund’s borrowing at any time exceeds 33 1/3% of the Fund’s total net assets, the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowing to an amount not in excess of 33 1/3% of the Fund’s total net assets;

7.	Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activities;
8.	Invest 25% or more of its assets in a single industry except with regard to the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; or
9.

Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted temporarily in emergency or extraordinary situations as permitted within the Fund’s investment restrictions.

The following investment restrictions of the Fund are not fundamental. The Fund will not:
1.	Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2.	Invest for the purpose of exercising control or management;
3.	Invest more than 15% of its net assets collectively in all types of illiquid securities;
4.	Pledge, mortgage, hypothecate or otherwise encumber either Fund’s assets except to the extent necessary to secure the permitted borrowings;
5.

Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except (a) as part of a merger, consolidation, acquisition, or reorganization or (b) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the Securities and Exchange Commission;

6.	Engage in arbitrage transactions or write unsecured put options but may write fully covered call options;
7.	Purchase put and call options provided that the aggregate premiums paid for all such options exceed 5% of the Fund’s net assets; or
8.	Invest more than 20% of its assets in equity securities of foreign issuers.

Global Dividend Growth Fund

The Fund is subject to the following fundamental investment restrictions. The Fund will not:
1.

Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities), if as a result, more than 5% of the Fund’s net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund’s net assets;

2.	Purchase or sell commodities or commodity futures, provided that this restriction does not apply to financial futures contracts or options thereon;
3.	Invest in real estate (including real estate limited partnerships), although it may invest in securities that are secured by or represent interests in real estate;
4.

Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

5.	Underwrite the securities of other issuers;
6.

Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments, and not in excess of 33 1/3% of the Fund’s total net assets at the time of such borrowing. In the event that the principal amount of the Fund’s borrowing at any time exceeds 33 1/3% of the Fund’s total net assets, the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowing to an amount not in excess of 33 1/3% of the Fund’s total net assets;

5

7.	Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activities;
8.	Invest 25% or more of its assets in a single industry except with regard to the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; or
9.

Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted temporarily in emergency or extraordinary situations as permitted within the Fund’s investment restrictions.

The following investment restrictions of the Fund are not fundamental. The Fund will not:
1.	Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2.	Invest for the purpose of exercising control or management;
3.	Invest more than 15% of its net assets collectively in all types of illiquid securities;
4.	Pledge, mortgage, hypothecate or otherwise encumber either Fund’s assets except to the extent necessary to secure the permitted borrowings;
5.

Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except (a) as part of a merger, consolidation, acquisition, or reorganization or (b) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the Securities and Exchange Commission;

6.	Engage in arbitrage transactions or write unsecured put options but may write fully covered call options; or
7.	Purchase put and call options provided that the aggregate premiums paid for all such options exceed 5% of the Fund’s net assets.

Large Cap Growth Fund and Mid Cap Growth Fund

The Large Cap Growth Fund and Mid Cap Growth Fund are subject to the following fundamental investment restrictions. The Funds will not:
1.

Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities), if as a result, more than 5% of the Fund’s net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund’s net assets;

2.

Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class. This restriction is limited to 75% of the Fund’s net assets;

3.	Invest more than 10% of the Fund’s net assets in securities of companies which have (with their predecessors) a record of less than five years continuous operation;
4.

Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

5.	Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33-1/3% of the Fund’s total net assets.
6.

Invest more than 5% of the Fund’s net assets in warrants (valued at lower of cost or market) including a maximum of 2% which are not listed on the New York or American Stock Exchanges. For this purpose, warrants acquired by the Fund in units or attached to other securities will be deemed to be without value;

7.	Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions;
8.

Concentrate more than 25% of its net assets in any one industry, provided that (a) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (b) utility companies will be classified according to their services, for example, water, gas, electric and communications, and each will be considered a separate industry;

9.

Purchase or retain the securities of any issuer if, in total, the holdings of all officers and directors of the Fund and of its investment adviser, who individually own beneficially more than 0.5% of such securities, together own more than 5% of such securities;

10.	Invest for the purpose of controlling management of any company;
11.

Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by interests in real estate and in securities of companies which invest or deal in real estate;

6

12.	Invest in exploration or development for oil, gas or other minerals, although it may invest in the securities of issuers which deal in or sponsor such activities;
13.	Underwrite the securities of other issuers;
14.	Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted in emergency or extraordinary situations as discussed herein;
15.	Invest 25% or more of its assets in a single industry except with regard to the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; or
16.	Invest more than 15% of its net assets collectively in all types of illiquid securities.

The following investment restrictions of the Funds are not fundamental and may be changed by the Board of Directors of the Funds. Each Fund will not:
1.	Engage in arbitrage transactions or write unsecured put options but may write fully covered call options;
2.	Purchase put and call options provided that the aggregate premiums paid for all such options exceed 5% of the Fund’s net assets;
3.	Pledge, mortgage, hypothecate, or otherwise encumber the Fund’s assets except to the extent necessary to secure permitted borrowings;
4.

Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except (a) as part of a merger, consolidation, acquisition, or reorganization or (b) in a manner consistent with the requirements of an exemptive order issued to the Funds and/or the Adviser by the Securities and Exchange Commission;

5.

Invest, under normal market conditions, less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks of companies with capitalizations of $5 billion or more at the time of purchase in the case of the Large Cap Growth Fund, and, in the case of the Mid Cap Growth Fund, invest, under normal market conditions, at least 80% of its net assets in the common stocks of companies with capitalizations of $2 billion to $15 billion at the time of purchase; or

6.	Invest more than 20% of its assets in equity securities of foreign issuers that are either listed on a U.S. or Toronto stock exchange or represented by American Depository Receipts.

International Growth Fund

The Fund is subject to the following fundamental investment restrictions. The Fund will not:
1.

Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities), if as a result, more than 5% of the Fund’s net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund’s net assets;

2.

Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class. This restriction is limited to 75% of the Fund’s net assets;

3.	Invest more than 5% of the Fund’s net assets in securities of companies which have (with their predecessors) a record of less than three years continuous operation;
4.

Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

5.	Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund’s total net assets;
6.

Invest more than 5% of the Fund’s net assets in warrants (valued at lower of cost or market) including a maximum of 2% which are not listed on the New York Stock Exchange, American Stock Exchange or a recognized foreign exchange. For this purpose, warrants acquired by the Fund in units or attached to other securities will be deemed to be without value;

7.	Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions;
8.

Concentrate more than 25% of its net assets in any one industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

7

9.

Purchase or retain the securities of any issuer if, to the Fund’s knowledge, those holdings of all officers and directors of the Fund or its affiliates, who individually own beneficially more than 0.5% of such securities, together own more than 5% of such securities;

10.	Invest for the purpose of controlling management of any company;
11.	Invest in commodities or commodity futures contracts provided, however, that the entering into of a foreign currency contract shall not be prohibited by this restriction;
12.

Invest in real estate or limited partnerships with assets invested in real estate, although the Fund may invest in securities which are secured by interests in real estate and in securities of companies which invest or deal in real estate;

13.	Invest in exploration or development for oil, gas or other minerals, although it may invest in the securities of issuers which deal in or sponsor such activities;
14.	Invest more than 15% of its net assets collectively in all types of illiquid securities;
15.	Underwrite the securities of other issuers;
16.	Modify the Fund’s investment objective; or
17.	Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted in emergency or extraordinary situations as discussed herein.

The following investment restrictions of the Fund are not fundamental. The Fund will not:
1.

Pledge, mortgage, hypothecate or otherwise encumber the Fund’s assets in an amount exceeding the amount of the borrowing secured thereby except to the extent necessary to secure permitted borrowings; or

2.

Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except (a) as part of a merger, consolidation, acquisition, or reorganization or (b) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the Securities and Exchange Commission; or

3.	Invest, under normal market conditions, less than 90% of its net assets in common stocks of companies domiciled outside the United States.

Small Cap Growth Fund

The Fund is subject to the following fundamental investment restrictions. The Fund will not:
1.

Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities), if as a result, more than 5% of the Fund’s net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund’s net assets;

2.	Purchase or sell commodities or commodity futures, provided that this restriction does not apply to financial futures contracts or options thereon;
3.	Invest in real estate (including real estate limited partnerships), although it may invest in securities which are secured by or represent interests in real estate;
4.

Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

5.	Underwrite the securities of other issuers;
6.	Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund’s total net assets;
7.	Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activities;
8.	Invest 25% or more of its assets in a single industry except with regard to the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; or
9.	Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted in emergency or extraordinary situations as discussed herein.

The following investment restrictions of the Fund are not fundamental. The Fund will not:
1.	Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2.

Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more

8

than 3% of the total outstanding voting securities of any one investment company, except (a) as part of a merger, consolidation, acquisition, or reorganization or (b) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the Securities and Exchange Commission;

3.

Purchase or retain securities of any issuer if, in total, the holdings of all officers and directors of the Fund and of its investment adviser, who individually own beneficially more than 0.5% of such securities, together own more than 5% of such securities;

4.

Invest more than 10% of its net assets in securities of issuers which, with their predecessors have a record of less than three years continuous operation. Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years;

5.	Invest for the purpose of exercising control or management;
6.	Enter into reverse repurchase agreements;
7.	Invest more than 15% of its net assets collectively in all types of illiquid securities;
8.	Invest in more than 10% of the outstanding voting securities of any one issuer;
9.

Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class. This restriction is limited to 75% of the Fund’s net assets;

10.

Invest more than 5% of the Fund’s net assets in warrants (valued at lower of cost or market) including a maximum of 2% which are not listed on the New York or American Stock Exchanges. For this purpose, warrants acquired by the Fund in units or attached to other securities will be deemed to be without value;

11.	Pledge, mortgage, hypothecate or otherwise encumber the Fund’s assets except to the extent necessary to secure permitted borrowings;
12.	Engage in arbitrage transactions or write unsecured put options but may write fully covered call options;
13.	Purchase put and call options provided that the aggregate premiums paid for all such options exceed 5% of the Fund’s net assets;
14.

Invest, under normal market conditions, less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks of companies with capitalizations of $2.5 billion or less at the time of purchase; or

15.	Invest more than 20% of its assets in equity securities of foreign issuers that are either listed on a U.S. or Toronto stock exchange or represented by American Depository Receipts.

Developing Markets Growth Fund

The Fund is subject to the following restrictions which are fundamental. The Fund will not:
1.

Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities), if as a result, more than 5% of the Fund’s net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund’s net assets;

2.	Purchase or sell commodities or commodity contracts, provided that this restriction does not apply to financial futures contracts or options thereon;
3.	Invest in real estate (including real estate limited partnerships), although it may invest in securities which are secured by or represent interests in real estate;
4.

Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

5.	Underwrite the securities of other issuers;
6.	Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund’s total net assets;
7.	Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activities;
8.	Invest 25% or more of its assets in a single industry except with regard to the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; or
9.	Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted in emergency or extraordinary situations as discussed herein.

The following investment restrictions of the Fund are not fundamental and may be changed by the Board of Directors of the Fund. The Fund will not:

9

1.	Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2.

Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except (a) as part of a merger, consolidation, acquisition, or reorganization or (b) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the Securities and Exchange Commission;

3.

Purchase or retain the securities of any issuer if, in total, the holdings of all officers and directors of the Fund and of its investment adviser, who individually own beneficially more than 0.5% of such securities, together own more than 5% of such securities;

4.	Invest more than 5% of its net assets in securities of companies which have (with their predecessors) a record of less than three years’ continuous operation;
5.	Invest for the purpose of exercising control or management;
6.

Invest more than 5% of the Fund’s net assets in warrants (valued at lower of cost or market) including a maximum of 2% which are not listed on the New York Stock Exchange, American Stock Exchange or a recognized foreign exchange. For this purpose, warrants acquired by the Fund in units or attached to other securities will be deemed to be without value;

7.	Enter into reverse repurchase agreements;
8.	Invest more than 15% of its net assets collectively in all types of illiquid securities;
9.

Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. All debt securities and all preferred stocks are considered as one class. This restriction is limited to 75% of the Fund’s net assets;

10.	Pledge, mortgage, hypothecate or otherwise encumber the Fund’s assets except to the extent necessary to secure permitted borrowings; or
11.

Invest, under normal market conditions, less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks of companies domiciled or operating in a developing market.

COUNTRIES IN WHICH THE GLOBAL DIVIDEND GROWTH FUND MIGHT INVEST

In addition to the United States, the Fund will seek investments in those countries listed listed below. The Fund is not obligated and may not invest in all the countries listed; moreover the Fund may invest in countries other than those listed below, when such investments are consistent with the Fund’s investment objective and policies.

Pacific Basin:	Australia	Hong Kong	Japan	New Zealand	Singapore	South Korea
Taiwan

Europe:	Austria	Belgium	Czech Republic	Denmark	Finland	France
	Germany	Greece	Ireland	Italy	Luxembourg	Netherlands
	Norway	Portugal	Spain	Sweden	Switzerland
United Kingdom

Other:	Argentina	Brazil	Canada	Israel	India	Mexico

Under exceptional economic or market conditions abroad, the Fund may temporarily invest all or a major portion of its assets in United States government obligations or high grade debt obligations of companies incorporated in or having their principal activities in the United States.

The Fund’s management anticipates that, from time to time, the Fund may have more than 25% of its assets invested in securities of companies and concerns domiciled in the countries of Japan, the United Kingdom and/or Germany. These are among the leading industrial economies outside the United States and the values of their stock markets account for a significant portion of the value of international markets. A discussion of the economies of such countries is set forth following the section below titled, “Countries In Which The International Growth Fund Might Invest.”

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COUNTRIES IN WHICH THE INTERNATIONAL GROWTH FUND MIGHT INVEST

The countries in which the Fund will seek investments include those listed below. The Fund is not obligated and may not invest in all the countries listed; moreover the Fund may invest in countries other than those listed below, when such investments are consistent with the Fund’s investment objective and policies.

Pacific Basin:	Australia	Hong Kong	Indonesia	Japan	Malaysia	New Zealand
	Philippines	Singapore	South Korea	Taiwan	Thailand

Europe:	Austria	Belgium	Czech Republic	Denmark	Finland	France
	Germany	Greece	Hungary +	Ireland	Italy	Luxembourg
	Netherlands	Norway	Poland	Portugal	Spain	Sweden
	Switzerland	United Kingdom

Other:	Argentina	Brazil	Canada	Chile	India	Mexico
	Peru	Turkey	Venezuela	Israel

+

Indicates countries in which the Fund effectively may invest primarily through investment funds. Such investments are subject to the provisions of the Investment Company Act of 1940 relating to the purchase of securities of investment companies. See “Additional Investment Restrictions”.

Under exceptional economic or market conditions abroad, the Fund may temporarily invest all or a major portion of its assets in United States government obligations or high grade debt obligations of companies incorporated in or having their principal activities in the United States.

The Fund’s management anticipates that, from time to time, the Fund may have more than 25% of its assets invested in securities of companies and concerns domiciled in the countries of Japan, the United Kingdom and/or Germany. These are among the leading industrial economies outside the United States and the values of their stock markets account for a significant portion of the value of international markets. A discussion of the economies of such countries is set forth below.

Japan. Japan is organized politically as a democratic, parliamentary republic and has a population of approximately 127 million people. The Japanese economy is heavily industrial and export oriented, and is especially sensitive to trade barriers and disputes. Japan is dependent upon foreign economies for raw materials.

The Japanese securities markets are generally less regulated than the U.S. markets. Japan has eight stock exchanges located throughout the country, but the majority of all trading is conducted on the Tokyo Stock Exchange. Prices of stocks listed on the Japanese stock exchange are quoted continuously during regular business hours. Trading commissions are at fixed scale rates that vary by the type and the value of the transaction, but can be negotiable for large transactions.

United Kingdom of Great Britain and Northern Ireland. The United Kingdom of Great Britain and Northern Ireland (“U.K.”) is a constitutional monarchy and consists of England, Scotland, Wales and Northern Ireland. The population of the U.K. is approximately 60 million people. Industry in the U.K. is predominantly owned in the private sector.

The U.K. has a centralized screen-based trading system located in London, with separate operating facilities located in Belfast, Birmingham, Bristol, Dublin, Glasgow, Liverpool and Manchester. Stock exchange commission rates are negotiable and stock exchange membership is available to limited companies and to nonresidents of the U.K. The Financial Services Act (the “FSA”) created a regulatory body known as the Securities and Investments Board (the “SIB”), which has the power to delegate certain of its functions to various “self regulatory organizations”, of which the London Stock Exchange is one. Under the FSA structure, the London Stock Exchange is largely self-regulating. Stock prices are continuously quoted during business hours of the London Stock Exchange. Trading Commissions in the U.K. are negotiable.

The Federal Republic of Germany. The Federal Republic of Germany (“Germany”) is a federated republic with a population of approximately 82 million people and a democratic parliamentary form of government. The German

11

economy is organized primarily on the basis of private sector ownership, with the state exerting major influence through ownership only in certain sectors, including transportation, communication and energy. Industrial activity makes the largest contribution to the German gross national product. Historically the German economy has been strongly export oriented. Privatization of formerly state owned enterprise in what was once East Germany is in progress, but will make little difference to the predominance of large-scale businesses in overall industrial activity.

German equity securities trade predominantly on the country’s eight independent local stock exchanges, and the Frankfurt exchange accounts for most of the turnover. Subject to the provisions of pertinent securities law, the council, management and other executive organs of the stock exchanges constitute self-administering and self-regulatory bodies. The “Working Group of German Stock Exchanges” headquartered in Frankfurt, of which all eight stock exchanges are members, addresses all policy and administrative questions of national and international character. Trading volume tends to concentrate on relatively few companies with both large capitalizations and broad stock ownership. Prices for active stocks, including those for larger companies, are quoted continuously during stock exchange hours. Less actively traded stocks are quoted only once a day. Equity shares are normally fully paid and nonassessable. Orders for stocks executed for large customers on the stock exchanges are negotiable. A federal stock exchange turnover tax, ranging up to 0.25%, is levied on all securities transactions other than those between banks acting as principal. Nonresidents such as the Fund are charged half these rates.

COUNTRIES IN WHICH THE DEVELOPING MARKETS GROWTH FUND MIGHT INVEST

The Fund defines “developing markets” as those countries that have “emerging stock markets” as defined by Morgan Stanley Capital International Inc. Countries currently not considered as having “developing markets” include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

The countries in which the Fund may seek to invest include those listed below and, unless otherwise prohibited herein, the countries listed as potential investments for the International Growth Fund as well. The Fund is not obligated and may not invest in all the countries listed; moreover the Fund may invest in countries other than those listed below, when such investments are consistent with the Fund’s investment objectives and policies. The Fund will also not seek to diversify investments among geographic regions or levels of economic development in any particular country.

Pacific Basin:	Bangladesh	China	India	Indonesia	Malaysia
	Pakistan	Philippines	South Korea	Sri Lanka	Taiwan
	Thailand	Vietnam +

Europe:	Czech Rep.	Hungary +	Poland

Latin America:	Argentina	Barbados	Belize	Bolivia	Brazil	Chile
	Colombia	Costa Rica	Ecuador	Jamaica	Mexico	Panama
	Paraguay	Peru	Trinidad & Tobago		Uruguay	Venezuela

Africa:	Botswana	Egypt	Ghana+	Ivory Coast +	Kenya +	Mauritius +
	Morocco	Namibia +	Nigeria	South Africa	Swaziland +	Tunisia
Zimbabwe

Other:	Bermuda	Cyprus +	Israel	Jordan	Kuwait +	Russia
Turkey

+

Indicates countries in which the Fund effectively may invest primarily through investment funds. Such investments are subject to the provisions of the Investment Company Act of 1940 relating to the purchase of securities of investment companies. See “Additional Investment Restrictions”.

Under exceptional economic or market conditions abroad, the Fund may temporarily invest all or a major portion of its assets in United States government obligations or high grade debt obligations of companies incorporated in or having their principal activities in the United States.

12

Developing Markets Debt Securities. The Fund also may invest in certain debt securities issued by the governments of developing market countries that are or may be eligible for conversion into investments in developing market companies under debt conversion programs sponsored by such governments. To the extent such debt securities are convertible to equity securities, they are considered by the Fund to be equity derivative securities. Debt securities (defined as bonds, notes, debentures, commercial paper, certificates of deposit, time deposits and bankers’ acceptances) may offer opportunities for long-term capital appreciation. The Fund will only invest in debt securities rated at least C by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) at the time of purchase or, if unrated, of comparable quality as determined by the Adviser. The Fund will not invest more than 5% of its total assets in debt securities rated Baa or lower by Moody’s or BBB or lower by S&P at the time of purchase or, if unrated, of comparable quality as determined by the Adviser. Debt securities rated Baa or BBB may have some speculative elements. Debt securities rated C are regarded as having predominantly speculative characteristics. Subject to the above limitations, it is likely that a portion of the debt securities in which the Fund will invest may be unrated. Subsequent to their purchase, particular securities or other investments may cease to be rated or their ratings may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from the Fund’s portfolio, but the Adviser will consider such an event in its determination of whether the Fund should continue to hold the security.

SPECIAL RISKS FOR INTERNATIONAL INVESTING

The Global Dividend Growth Fund has no limit to the percentage of the Fund’s net assets that may be invested in securities of issuers outside the United States; however, the Adviser currently intends to invest no more than 70% of the Fund’s net assets in securities of issuers outside the United States. The International Growth Fund may invest at least 90% of its net assets in securities of issuers outside the United States; the Developing Markets Growth Fund may invest at least 80% of its net assets in securities in issuers outside the United States, in a developing market; and the Dividend Growth Fund may invest up to 20% of its net assets in securities of issuers outside the United States. The foreign securities these Funds may purchase are subject to risks not typically associated with domestic investing.

Corporate Disclosure Standards and Government Regulation

Non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies. Thus, there may be less available information concerning non-U.S. issuers of securities held by the Funds than is available concerning U.S. companies.

Market Characteristics

Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. In addition, securities of companies traded in many countries outside the U.S., particularly those of emerging countries, may be subject to further risks due to the inexperience of financial intermediaries, the possibility of permanent or temporary termination of trading and greater spreads between bid and ask prices for securities in such markets. Non-U.S. stock exchanges and brokers are subject to less governmental supervision and regulation than in the U.S. and non-U.S. stock exchange transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, non-U.S. stock exchange transactions may be subject to difficulties associated with the settlement of such transactions. Such settlement difficulties may result in delays in reinvestment. The Adviser will consider such difficulties when determining the allocation of the Funds’ assets, although the Funds do not believe that such difficulties will materially adversely affect their portfolio trading activities.

Investments in companies in developing market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain developing market countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain developing market countries may be slowed or reversed by unanticipated political or social events in such countries.

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Currency Fluctuations

The value of the Funds’ portfolio securities computed in U.S. dollars will vary with increases and decreases in the exchange rate between the currencies in which the Funds have invested and the U.S. dollar. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Funds’ holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Funds’ net asset value and net investment income, and capital gains, if any, to be distributed in U.S. dollars to shareholders by the Funds.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the price of oil, the pace of activity in the industrial countries, including the United States and other economic and financial conditions affecting the world economy.

The Funds endeavor to buy and sell foreign currencies on favorable terms. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Funds change investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Funds from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Funds’ investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

The Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

While transactions in forward currency contracts, options, futures contracts and options on futures contracts (i.e., “hedging positions”) may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Funds may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Funds than if they had not entered into any hedging positions. In the event of an imperfect correlation between a hedging position and portfolio position that is intended to be protected, the desired protection may not be obtained and the Funds may be exposed to risk of financial loss.

Perfect correlation between the Funds’ hedging positions and portfolio positions may be difficult to achieve because hedging instruments in most developing market countries are not yet available. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Foreign Taxation

The Funds’ interest and dividend income from foreign issuers may be subject to non-U.S. withholding taxes. The Funds also may be subject to taxes on trading profits in some countries. In addition, many of the countries in the Pacific Basin have a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes will increase the cost to the Fund of investing in any country imposing such taxes. For United States tax purposes, United States shareholders may be entitled to a credit or deduction to the extent of any foreign income taxes paid by the Fund. For additional tax information, please see section entitled, “Taxes” on page 43.

Investment and Repatriation Restrictions

Several of the countries in which the Funds may invest restrict, to varying degrees, foreign investments in their securities markets. Governmental and private restrictions take a variety of forms, including (i) limitations on the amount of funds that may be invested into or repatriated from the country (including limitations on repatriation of investment income and capital gains), (ii) prohibitions or substantial restrictions on foreign investment in certain industries or market sectors, such as defense, energy and transportation, (iii) restrictions (whether contained in the charter of an individual company or mandated by the government) on the percentage of securities of a single issuer which may be owned by a foreign investor, (iv) limitations on the types of securities which a foreign investor may purchase and (v) restrictions on a foreign investor’s right to invest in companies whose securities are not publicly traded. In some circumstances, these restrictions may limit

14

or preclude investment in certain countries and the Funds intend to invest only through the purchase of shares of investment funds organized under the laws of such countries.

The return on the Funds’ investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. A Fund’s investment in an investment company may require the payment of a premium above the net asset value of the investment company’s shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company’s assets. The Funds, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium.

ADDITIONAL INVESTMENT POLICIES & RISKS

Common and Preferred Stocks

Each Fund may invest in common and preferred stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Convertible Securities

Each Fund may invest in debt or preferred stock convertible into or exchangeable for common stock. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features.

Warrants or Rights

Each Fund other than the Dividend Growth Fund and the Global Dividend Growth Fund may acquire warrants or rights in connection with other securities or separately. Investments in warrants or rights are limited to 5% of total assets for Large Cap Growth Fund, Mid Cap Growth Fund, Balanced Fund, International Growth Fund, Small Cap Growth Fund and Developing Markets Growth Fund. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants (generally two or more years). Warrants or rights acquired in units or attached to securities will be deemed to be without value for purposes of International Growth Fund’s and Developing Markets Growth Fund’s 5% restriction.

Commercial Paper

Short-term debt instruments purchased by the Funds consist of commercial paper (including variable amount master demand notes), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness of the notes.

The commercial paper purchased by the Funds will consist only of direct obligations which, at the time of purchase, are (a) rated P-1 by Moody’s or A-1 by S& P, or (b) if not rated, issued by companies having an outstanding unsecured debt issue which at the time of purchase is rated Aa or higher by Moody’s or AA or higher by S&P.

Bank Obligations

Bank money instruments in which the Funds may invest include certificates of deposit, including variable rate certificates of deposit, bankers’ acceptances and time deposits. “Bank” includes commercial banks, savings banks and savings and loan associations. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals (“coupon dates”), based upon a specified market rate, which is tied to the then prevailing certificate of

15

deposit rate, with some premium paid because of the longer final maturity date of the variable rate certificate of deposit. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Variable rate certificates of deposit normally carry a higher interest rate than fixed rate certificates of deposit with shorter maturities, because the bank issuing the variable rate certificate of deposit pays the investor a premium as the bank has the use of the investor’s money for a longer period of time. Variable rate certificates of deposit can be sold in the secondary market. In addition, frequently banks or dealers sell variable rate certificates of deposit and simultaneously agree, either formally or informally, to repurchase such certificates, at the option of the purchaser of the certificate, at par on the coupon dates. In connection with the Fund’s purchase of variable rate certificates of deposit, it may enter into formal or informal agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund’s option. If the agreement to repurchase is informal, there can be no assurance that the Fund would always be able to resell such certificates. Before entering into any such transactions governed by formal agreements, however, the Fund will comply with the provisions of SEC Release 10666 which generally provides that the repurchase agreement must be fully collateralized. With respect to variable rate certificates of deposit maturing in 180 days or less from the time of purchase with interest rates adjusted on a monthly cycle, the Balanced Fund uses the period remaining until the next rate adjustment date for purposes of determining the average weighted maturity of the fixed income portion of its portfolio. With respect to all variable rate instruments not meeting the foregoing criteria, the Balanced Fund uses the remaining period to maturity for purposes of determining the average weighted maturity of the fixed income portion of its portfolio until such time as the Securities and Exchange Commission has determined otherwise.

A banker’s acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Both domestic banks and foreign branches of domestic banks are subject to extensive, but different, governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing short-term debt conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, also play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. Since each Fund’s portfolio may contain securities of foreign banks and foreign branches of domestic banks, the Funds may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of domestic banks.

The Funds only purchase certificates of deposit from savings and loan institutions that are members of the Federal Home Loan Bank and are insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation. Such savings and loan associations are subject to regulation and examination. Unlike most savings accounts, certificates of deposit held by the Funds do not benefit materially from insurance from the Federal Deposit Insurance Corporation. Certificates of deposit of foreign branches of domestic banks are not covered by such insurance and certificates of deposit of domestic banks purchased by the Funds are generally in applicable denominations far in excess of the dollar limitations on insurance coverage.

International Bank Obligations. For the purposes of the International Growth Fund’s, Developing Markets Growth Fund’s and Global Dividend Growth Fund’s investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks may be obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Funds will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Funds. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

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Obligations of, or Guaranteed by, the United States Government, its Agencies or Instrumentalities

Each Fund may invest in obligations of the U.S. government, its agencies or instrumentalities. Securities issued or guaranteed by the United States include a variety of Treasury securities, which differ only in their interest rates, maturities and dates of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

Securities issued and/or guaranteed by agencies of the U.S. government and various instrumentalities which have been established or sponsored by the U.S. government may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Some of the government agencies which issue or guarantee securities which the Funds may purchase include the Department of Housing and Urban Development, the Department of Health and Human Services, the Government National Mortgage Association, the Farmers Home Administration, the Department of Transportation, the Department of Defense and the Department of Commerce. Instrumentalities which issue or guarantee securities include the Export-Import Bank, the Federal Farm Credit System, Federal Land Banks, the Federal Intermediate Credit Bank, the Bank for Cooperatives, Federal Home Loan Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

Depository Receipts

The Funds may hold securities of foreign issuers in the form of sponsored and unsponsored American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Government Depository Receipts (“GDRs”) and other similar global instruments available in developing markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in United States securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of each Fund’s investment policies, the Fund’s investment in ADRs, EDRs, and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted. Unsponsored ADRs are offered by companies which are not prepared to meet either the reporting or accounting standards of the U.S. While readily exchangeable with stock in local markets, unsponsored ADRs may be less liquid than sponsored ADRs. Additionally, there generally is less publicly available information with respect to unsponsored ADRs.

Forward Foreign Currency Exchange Contracts

The Balanced Fund, International Growth Fund, Developing Markets Growth Fund and Global Dividend Growth Fund may enter into forward currency contracts to attempt to minimize the risk to the Funds from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward currency contract is an obligation to purchase or sell a specific currency for an agreed upon price at a future date which is individually negotiated and privately traded by currency traders and their customers. A Fund may enter into a forward currency contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to “lock in” the U.S. dollar price of the security or dividend or interest payment. In addition, when the Adviser for International Growth and Developing Markets Growth Funds believes that a foreign currency or currencies may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward currency contract to sell an amount of a foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency or related currencies that the Adviser feels demonstrate correlation in exchange rate movements (such a practice is called “crosshedging”), or when the Adviser believes that the U.S. dollar may suffer a substantial decline against a foreign currency or currencies, the Fund may enter into a forward contract to buy a foreign currency for a fixed dollar amount.

In connection with each Fund’s forward contract transactions, an amount of the Fund’s assets equal to the amount of the Fund’s commitment will be held aside or segregated to be used to pay for the commitment. Accordingly, the Funds will always have cash, cash equivalents or high quality debt securities denominated in the appropriate currency available in an amount sufficient to cover any commitments under these contracts. Segregated assets used to cover forward currency contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission (“CFTC”), the CFTC may in the future regulate forward currency contracts. In such event, the Funds’ ability to utilize forward currency contracts in the manner set forth above may be restricted. Forward currency

17

contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by the Funds than if they had not engaged in such contracts. The Funds will generally not enter into forward foreign currency exchange contract with terms greater than one year.

Options – Puts and Calls

Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Balanced Fund, Dividend Growth Fund, Global Dividend Growth Fund and International Growth Fund may write exchange-traded call options on securities and may purchase and sell exchange-traded put and call options on securities written by others, or combinations or such options. All call options written by such Funds must be fully covered. Such Funds may not write put options. The aggregate cost of all outstanding options purchased and held by a Fund will at no time exceed 5% of the Fund’s total assets.

Developing Markets Growth Fund may write covered put and call options and purchase put and call options on securities or securities indices that are traded on United States and foreign exchanges or in the over-the-counter markets. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of Developing Markets Growth Fund. In addition, the Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. A Fund may write a call or, in the case of Developing Markets Growth Fund, a put option to generate income, and will do so only if the option is “covered.” This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if a Fund maintains liquid assets with value at least equal to the exercise price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise price. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise. If a Fund purchases a put or call option, any loss to the Fund is limited to the premium paid for, and transaction costs paid in connection with, the option. The use of options also involves the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

When-Issued and Forward Commitment Securities

The Funds may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. The Funds will not accrue income on securities purchased on a forward commitment basis prior to their stated delivery date. At the time the Funds make the commitment to purchase securities on a when-issued or forward commitment basis, they will record the transaction and thereafter reflect the value of such securities in determining their net asset value. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash and liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with the custodian and will be marked to the market daily. On the delivery date, the Fund will meet its obligation from securities that are then maturing or sales of the securities held in the segregated asset account and/or from then available cash flow. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation.

There is always a risk that the securities may not be delivered and that the Fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account. Settlements in the ordinary course of business, which may take substantially more than five business days for non-U.S. securities, are not treated by the Funds as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

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Repurchase Agreements

Each Fund is permitted to invest in repurchase agreements. A repurchase agreement is a contract by which the Fund acquires the security (“collateral”) subject to the obligation of the seller to repurchase the security at a fixed price and date (within seven days). A repurchase agreement may be construed as a loan pursuant to the 1940 Act. Each Fund may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions. The Funds’ custodian will hold the securities underlying any repurchase agreement in a segregated account. In investing in repurchase agreements, a Fund’s risk is limited to the ability of the seller to pay the agreed-upon price at the maturity of the repurchase agreement. In the opinion of the Adviser, such risk is not material, since in the event of default, barring extraordinary circumstances, the Fund would be entitled to sell the underlying securities or otherwise receive adequate protection under federal bankruptcy laws for its interest in such securities. However, to the extent that proceeds from any sale upon a default are less than the repurchase price, the Funds could suffer a loss. In addition, a Fund may incur certain delays in obtaining direct ownership of the collateral. The Adviser will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price. The Adviser will submit a list of recommended issuers of repurchase agreements and other short-term securities that it has reviewed for credit worthiness to the Funds’ directors at least quarterly for their approval.

Futures Contracts and Options on Futures Contracts

Balanced Fund, Dividend Growth Fund, Global Dividend Growth Fund, Small Cap Growth Fund, and Developing Markets Growth Fund may invest in futures contracts and options on futures contracts for the purpose of hedging (and not for speculative purposes). As a result of entering into futures contracts, no more than 5% of a Fund’s net assets may be committed to margin. Each such Fund may enter into interest rate futures, interest rate index futures, stock index futures, and options thereon. In addition, International Growth Fund may enter into foreign currency contracts.

Description of Futures Contracts. A futures contract sale creates an obligation by a Fund, as seller, to deliver the type of financial instrument called for in the contract at a specified future time for a stated price. A futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of the underlying financial instrument at a specified future time for a stated price. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying financial instrument, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the Fund is paid the difference and realizes a gain. If the price of the offsetting purchase exceeds the price of the initial sale, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

The Fund is required to maintain margin deposits with brokerage firms through which it enters into futures contracts. Margin balances will be adjusted at least weekly to reflect unrealized gains and losses on open contracts. In addition, the Fund will pay a commission on each contract, including offsetting transactions.

Futures contracts are traded only on commodity exchanges—known as “contract markets”— approved for such trading by the Commodity Futures Trading Commission (“CFTC”), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. The CFTC regulates trading activity on the exchanges pursuant to the Commodity Exchange Act. The principal exchanges are the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. The staff of the CFTC has indicated that an entity such as the Fund would not be a “pool” if it traded commodity futures contracts solely for hedging purposes and not for speculation. Furthermore, the Fund is restricted to no more than 5% of its net assets being committed to margin on futures contracts and premiums for options on futures contracts, and therefore will not operate as a “pool” as that term is defined by the CFTC.

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The Funds may use futures solely to hedge against anticipated interest rate, market or currency movements and not for speculation. The Funds presently could accomplish similar results to that which they hope to achieve through the use of futures contracts by purchasing or selling securities or currencies. For example, Balanced Fund could sell debt securities with long maturities and invest in debt securities with short maturities when interest rates are expected to increase, or conversely, sell short-term debt securities and invest in long-term debt securities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, such protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Description of Options on Futures Contracts. The Funds may purchase put and call options on futures contracts as a hedge against interest rate, market or currency movements, and will enter into closing transactions with respect to such options to terminate existing positions. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration dates of the option. A call option gives the purchaser of such option the right to buy, and obliges its writer to sell, a specified underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to sell, and the writer has the obligation to buy, such contract at the exercise price during the option period.

Risks of Futures Contracts. One risk in employing futures contracts to protect against cash market price volatility is the prospect that futures prices will correlate imperfectly with the behavior of cash prices. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of market trends by the Adviser may still not result in a successful transaction.

Successful use of futures contracts by the Funds for hedging purposes is also subject to the Adviser’s ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance, and the value of the underlying instruments held in a Fund’s portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. It is also possible that, if a Fund were to hedge against the possibility of a decline in the market and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it had hedged because it would have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it might have to sell underlying instruments to meet daily mark-to-market and variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). A Fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

Another risk is that the Adviser would be incorrect in its expectation as to the extent of various interest rate, market, or currency movements or the time span within which the movements take place and other economic factors. For example, closing out an interest rate futures contract purchase at a loss because of higher interest rates will generally have one or two consequences depending on whether, at the time of closing out, the “yield curve” is normal (long-term rates exceeding short-term). If the yield curve is normal, it is possible that the Fund will still be engaged in a program of buying long-term securities. Thus, closing out the futures contract purchase at a loss will reduce the benefit of the reduced price of the securities purchased. If the yield curve is inverted, it is possible that the Fund will retain its investments in short-term securities earmarked for purchase of longer term securities. Thus, closing out of a loss will reduce the benefit of the incremental income that the Fund will experience by virtue of the high short-term rates. Although futures contracts are traded only on commodity exchanges, there can be no assurance that a liquid secondary market will exist for any particular future, and theoretically losses from investing in futures transactions are potentially unlimited.

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Risks of Options on Futures Contracts. The use of options on futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

The effective use of options strategies is dependent, among other things, upon the Fund’s ability to terminate options positions at a time when the Adviser deems it desirable to do so. Although the Fund will enter into an option position only if the Adviser believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Fund’s transactions involving options on futures contracts will be conducted only on recognized exchanges.

Although the Funds will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of underlying securities or currencies.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspension or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in all forms of “illiquid securities.” An investment is generally deemed to be “illiquid” if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which such securities are valued by the Fund. Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the “1933 Act”). Such securities generally have been considered illiquid by the staff of the Securities and Exchange Commission (the “SEC”), since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has recently acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act). Additionally, a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. As a fundamental policy, the Funds may invest without limitation in these forms of restricted securities if such securities are determined by the Adviser to be liquid in accordance with standards established by the Funds’ Board of Directors.

Under these standards, the Adviser must consider (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Sit Money Market Fund

The Funds may invest up to 25% of their total net assets in shares of money market funds advised by the Adviser, which includes the Money Market Fund. Such investments may be made in lieu of direct investments in short term money market instruments if the Adviser believes that they are in the best interest of the Funds.

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ADDITIONAL BALANCED FUND INVESTMENT POLICIES & RISKS

Mortgage-Backed Securities

The mortgage-backed securities in which the Balanced Fund may invest provide funds for mortgage loans made to residential home buyers. These include securities that represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage banks, commercial banks and insurance companies. Pools of mortgage loans are assembled for sale to investors such as the Fund by various private, governmental and government-related organizations.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Mortgage-backed securities provide monthly payments which consist of both interest and principal payments to the investor. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer, servicer, or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-backed securities, i.e., GNMA’s, are described as “modified pass-through.” These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

The principal government guarantor of mortgage-backed securities is the Government National Mortgage Association (“GNMA”). GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to issue mortgage pass-through securities and guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on loans originated by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

The Federal Home Loan Mortgage Corporation (“FHLMC”) also pools mortgage loans and issues pass-through securities. FHLMC is a government sponsored enterprise owned entirely by private stockholders and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (“PC’s”) which represent interest in mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal; however, PC’s are not backed by the full faith and credit of the U.S. government.

The Federal National Mortgage Association (“FNMA”) is a government sponsored enterprise owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/services which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage banks. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.

The Federal Housing Administration (“FHA”) was established by Congress in 1934 under the National Housing Act. A major purpose of the Act was to encourage the flow of private capital into residential financing on a protected basis. FHA is authorized to insure mortgage loans, primarily those related to residential housing. FHA does not make loans and does not plan or build housing. FHA Project Pools are pass-through securities representing undivided interests in pools of FHA-insured multi-family project mortgage loans.

The Fund may purchase securities which are insured but not issued or guaranteed by the U.S. government, its agencies or instrumentalities. An example of such a security is a housing revenue bond (the interest on which is subject to federal taxation) issued by a state and insured by an FHA mortgage loan. The Fund has not purchased this type of security and has no current intent to do so. This type of mortgage is insured by FHA pursuant to the provisions of Section 221(d)(4) of the National Housing Act of 1934, as amended. After a mortgagee files a claim for insurance benefits, FHA will pay insurance benefits up to 100% of the unpaid principal amount of the mortgage (generally 70% of the amount is paid within six months of the claim and the remainder within the next six months). The risks associated with this type of security are the same as other mortgage securities — prepayment and/or redemption prior to maturity, loss of premium (if paid) if the security is redeemed prior to maturity and fluctuation in principal value due to an increase or decrease in interest rates.

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The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, the pool’s term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayment is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Mortgage pass-through securities which receive regular principal payments have an average life less than their maturity. The average life of mortgage pass-through investments will typically vary from 1 to 18 years.

Yields on pass-through mortgage-backed securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the assumed average life yield. The compounding effect from reinvestments of monthly payments received by the Fund will increase the yield to shareholders.

Asset-Backed Securities

The Balanced Fund may invest in asset-backed securities that are backed by consumer credit such as automobile receivables, consumer credit card receivables, and home equity loans. Asset-backed securities are generally privately issued and, similar to mortgage-backed securities, pass through cash flows to investors. Generally, asset-backed securities include many of the risks associated with mortgage-related securities. In general, however, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. In addition, prepayments are less sensitive to changes in interest rates than mortgage pass-throughs. Asset-backed securities involve certain risks that are not posed by mortgage-backed securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds for repossessed collateral may not always be sufficient to support payments on these securities.

Collaterialized Mortgage Obligations (CMOs)

The Balanced Fund may invest in CMOs. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. Since CMOs derive their return from underlying mortgages, they are commonly referred to as derivative securities, but are not subject to Balanced Fund’s 10% limitation on investments in derivative instruments discussed below under “Swap Agreements.” CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the earlier classes have been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Balanced Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Fund’s diversification tests.

U.S. Treasury Inflation-Protection Securities

U.S. Treasury inflation-protection securities are a type of U.S. government obligation. The Balanced Fund may invest in inflation-protection securities, which are marketable book-entry securities issued by the United States Department of Treasury (“Treasury”) with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonably adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (“CPI-U”).

The principal value of an inflation-protection security is adjusted for inflation, and every six months the security pays interest, which is an amount equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

The principal of an inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the

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reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

Manufactured Home Loans

The Balanced Fund invests in GNMA manufactured home loan pass-through securities. Manufactured home loans are fixed-rate loans secured by a manufactured home unit. In certain instances the loan may be collateralized by a combination of a manufactured home unit and a developed lot of land upon which the unit can be placed. Manufactured home loans are generally not mortgages; however, because of the structural and operational similarities with mortgage backed pass-through securities and the role of GNMA, industry practice often groups the securities within the spectrum of GNMA mortgage backed pass-through securities for listing purposes. Manufactured home loans have key characteristics different from mortgage backed securities including different prepayment rates. Prepayment rates tend to fluctuate with interest rates and other economic variables. Manufactured home loan prepayment rates generally tend to be less volatile than the prepayment rates experienced by mortgage backed securities. See the above discussion regarding mortgage backed securities.

Municipal Securities

Municipal securities in which the Balanced Fund may invest include securities that are issued by states, territories and possessions of the United States and the District of Columbia and their agencies, instrumentalities and political subdivisions.

The yields on municipal securities are dependent on a variety of factors, including the general level of interest rates, the financial condition of the issuer, general conditions of the tax-exempt securities market, the size of the issue, the maturity of the obligation and the rating of the issue. Ratings are general, and not absolute, standards of quality. Consequently, securities of the same maturity, interest rate and rating may have different yields, while securities of the same maturity and interest rate with different ratings may have the same yield.

Swap Agreements

Swap agreements are two party contracts entered into primarily by institutional investors in which two parties agree to exchange the returns (or differential rates of return) earned or realized on particular predetermined investments or instruments.

The Balanced Fund may enter into swap agreements for purposes of attempting to obtain a particular investment return at a lower cost to the Fund than if the Fund had invested directly in an instrument that provided that desired return. The Fund bears the risk of default by its swap counterpart and may not be able to terminate its obligations under the agreement when it is most advantageous to do so. In addition, certain tax aspects of swap agreements are not entirely clear and their use, therefore, may be limited by the requirements relating to the qualification of the Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

The Balanced Fund may invest up to 10% of its assets in certain derivative instruments, including futures, options, options on futures, and swap agreements, as discussed above.

Variable Rate Notes

The Balanced Fund may purchase floating and variable rate notes. The interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate on which the interest rate on the obligation is based (floating rate). These notes normally have a demand feature which permits the holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. The issuer of floating and variable rate demand notes normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days’ notice to the noteholders.

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Zero Coupon Securities

The Balanced Fund may invest in zero coupon securities. Such securities are debt obligations which do not entitle the holder to periodic interest payments prior to maturity and are issued and traded at a discount from their face amounts. The discount varies depending on the time remaining until maturity, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity of the security approaches. The market prices of zero coupon securities are more volatile than the market prices of securities of comparable quality and similar maturity that pay interest periodically and may respond to a greater degree to fluctuations in interest rates than do such non-zero coupon securities.

Trust Preferred Securities

The Balanced Fund may purchase trust preferred securities issued primarily by financial institutions such as banks and insurance companies. Trust preferred securities purchased by the Fund generally have a stated par value, a stated maturity typically of 30 years, are callable after a set time period of typically five or ten years and pay interest quarterly or semi-annually. The proceeds from the issuance of the securities are placed in a single asset trust controlled by the issuer holding company, and the trust in-turn purchases long-term junior subordinated debt of the issuer holding company. The junior subordinated debt held by the trust is senior to all common and preferred stock of the issuer. The junior subordinated debt instruments include deferral provisions whereby the issuer holding company may defer interest payments for up to five years under certain circumstances, provided that no dividend payments are made with respect to outstanding common and preferred stock, and during a period of interest deferral the securities earn compounded interest which is accrued by the issuer as an interest expense. With respect to certain financial institutions, the Federal Reserve Bank limits the amount of trust preferred securities that an issuer may have outstanding such that the total of cumulative preferred stock and trust preferred securities outstanding may not exceed 25 percent of the issuer’s Tier 1 capital base. The securities provide that they are immediately callable in the event of a change in the tax law whereby the interest paid by the issuer is no longer treated as an interest expense deduction by the issuer.

High Yield Securities Risks

Balanced Fund may invest up to 25% of its total assets in securities rated below investment-grade. Securities rated below investment grade are referred to as high yield securities or “junk bonds.” Junk bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of junk bonds may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient cash flows to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to the creditors of the issuer. While most of the junk bonds in which Balanced Fund may invest do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs. Junk bonds frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

Junk bonds tend to be more volatile than higher-rated fixed income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher-rated fixed income securities. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund’s net asset value. Like higher-rated fixed income securities, junk bonds generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the junk bond market, which may be less liquid than the market for higher-rated fixed income securities, even under normal economic conditions. Also there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions and investor perceptions thereof (whether or not based on economic fundamentals) may impair the liquidity of this market and may cause the prices the Fund receives for its junk bonds to be reduced. In addition, the Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the

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creditworthiness of the issuer. Under such conditions, judgment may play a greater role in valuing certain of the Fund’s portfolio securities than in the case of securities trading in a more liquid market. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

RATINGS OF DEBT SECURITIES

Investment grade debt securities are rated AAA, AA, A or BBB by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”); or Aaa, Aa, A or Baa by Moody’s Investors Services (“Moody’s”). Investment grade municipal notes are rated MIG 1, MIG 2, MIG 3 or MIG 4 (VMIG 1, VMIG 2, VMIG 3 or VMIG 4 for notes with a demand feature) by Moodys or SP-1 or SP-2 by S&P. Securities rated Baa, MIG 4, VMIG 4 or BBB are medium grade, involve some speculative elements and are the lowest investment grade available. These securities generally have less certain protection of principal and interest payments than higher rated securities. Securities rated Ba or BB (in which Large Cap Fund, Balanced Fund and Developing Markets Growth Fund may invest) are judged to have some speculative elements with regard to capacity to pay interest and repay principal. Debt securities rated C (in which the Developing Markets Growth Fund may invest) are regarded as having predominantly speculative characteristics. Debt securities rated below investment grade are commonly known as junk bonds. Presently, other than with respect to the Balanced Fund, the Adviser intends to invest only in debt securities rated at investment grade at the time of purchase, or if not rated, deemed by the Adviser to be of comparable quality. See Appendix A for further information about ratings.

SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33-1/3% of the value of a Fund’s total assets. The lending of portfolio securities may increase the average annual return to shareholders. Lending of portfolio securities also involves certain risks to a Fund. As with other extensions of credit, there are risks of delay in recovery of loaned securities, or even loss of rights in collateral pledged by the borrower, should the borrower fail financially. However, the Funds will only enter into loan agreements with broker-dealers, banks, and other institutions that the Adviser has determined are creditworthy. The Funds may also experience a loss if, upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of such loaned securities (including accrued interest thereon). However, the borrower will be required to pledge collateral that the custodian for a Fund’s portfolio securities will take into possession before any securities are loaned. Additionally, the borrower may pledge only cash, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents as collateral. There will be a daily procedure to ensure that the pledged collateral is equal in value to at least 100% of the value of the securities loaned. Under such procedure, the value of the collateral pledged by the borrower as of any particular business day will be determined on the next succeeding business day. If such value is less than 100% of the value of the securities loaned, the borrower will be required to pledge additional collateral. The risks of borrower default (and the resultant risk of loss to a Fund) also are reduced by lending only securities for which a ready market exists. This will reduce the risk that the borrower will not be able to return such securities due to its inability to cover its obligation by purchasing such securities on the open market.

To the extent that collateral is comprised of cash, a Fund will be able to invest such collateral only in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities and in certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents. If a Fund invests cash collateral in such securities, the Fund could experience a loss if the value of such securities declines below the value of the cash collateral pledged to secure the loaned securities. The amount of such loss would be the difference between the value of the collateral pledged by the borrower and the value of the securities in which the pledged collateral was invested.

Although there can be no assurance that the risks described above will not adversely affect a Fund, the Adviser believes that the potential benefits that may accrue to a Fund as a consequence of securities lending will outweigh any such increase in risk.

26

PORTFOLIO TURNOVER

To attain the investment goals of the Funds, the Adviser will usually hold securities for the long-term. However, if weak or declining market values for stocks are anticipated, the Adviser may convert any portion of these Fund assets to cash or short-term securities as a temporary, defensive position.

Generally, none of the Funds will trade in securities for short-term profits, but if circumstances warrant, securities may be sold without regard to length of time held. Debt securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold.

Increased turnover results in increased brokerage costs and may result in higher transaction costs for the Funds and may affect the taxes shareholders pay. If a security that has been held for less than the holding period set by law is sold, any resulting gains will be taxed in the same manner as ordinary income as opposed to long-term capital gain. Each Fund’s turnover rate may vary from year to year. For additional information, refer to the “Brokerage” and “Taxes” sections below. The portfolio turnover rates for each of the Funds are contained in the Financial Highlights tables in the Prospectus.

ADDITIONAL INFORMATION ABOUT SELLING SHARES

Suspension of Selling Ability

Each Fund may suspend selling privileges or postpone the date of payment:
–	During any period that the NYSE is closed other than customary weekend or holiday closings, or when trading is restricted, as determined by the Securities and Exchange Commission (“SEC”);
–

During any period when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practical for the Fund to dispose of securities owned by it or to fairly determine the value of its assets;

–	For such other periods as the SEC may permit.

Telephone Transactions

Once you place a telephone transaction request to Sit Mutual Funds, it cannot be canceled or modified. The Funds use reasonable procedures to confirm that telephone instructions are genuine, including requiring that payments be made only to the shareholder’s address of record or the bank account designated on the application and requiring certain means of telephone identification. If the Fund fails to employ such procedures, it may be liable for any losses suffered by Fund shareholders as a result of unauthorized or fraudulent instructions. During times of chaotic economic or market circumstances, a shareholder may have difficulty reaching the Funds by telephone. Consequently, a redemption or exchange by telephone may be difficult to implement at those times.

Redemption-In-Kind

If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for a Fund’s shares, consistent with Rule 18(f)(1) of the Investment Company Act of 1940. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, as well as the associated inconveniences.

COMPUTATION OF NET ASSET VALUE

Net asset value is calculated as of the close of the New York Stock Exchange (“NYSE”) on each day that the exchange is open for business. The customary national business holidays observed by the NYSE and on which the Funds are closed are: New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, July Fourth, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share will not be determined on these national holidays. The net asset value is calculated by dividing the total value of a Fund’s investments and other assets (including accrued income), less any liabilities, by the number of shares outstanding. The net asset value per share of each Fund will fluctuate.

Securities which are listed or traded on a national securities exchange or on the NASDAQ over-the-counter market will generally be valued at the last quoted sale price of the day, or if no sales took place on such date, at the last bid price.

27

Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale, ) or are deemed unreliable when restricted securities are being valued, or when an event occurs between the close of the principal trading market and close of the New York Stock Exchange that materially affects the values of securities, such securities are valued at fair value using methods selected in good faith by the Boards of Directors.

Debt securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Such a pricing service may utilize matrix pricing and valuation models to derive values for normal institutional-size trading units of debt securities without regard to sale or bid prices. When reliable prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, such securities may be valued at fair value using methods selected in good faith by the Boards of Directors. Short-term investments in debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. The amortized cost method of valuation will be used only if the Boards of Directors, in good faith, determine that the fair value of the securities shall be their amortized cost value, unless the particular circumstances dictate otherwise.

Developing Markets Growth Fund and International Growth Fund invest primarily in foreign securities traded on exchanges outside the United States, and the Global Dividend Growth Fund may invest primarily in foreign securities traded on exchanges outside the United States. The value of a foreign security traded on an exchange outside the U.S. is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of a Fund’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating a Fund’s NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing prices on the foreign exchange to not represent market value quotations for such securities at the time the Fund determines its NAV. In such case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security’s fair value, the Board of Directors has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board of Directors, the Funds are not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing price for one or more securities do not represent market value quotations at the time the Fund determines its NAV, events that occur between the time of close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

On June 30, 2008, the net asset value and public offering price per share for each Fund was calculated as follows:

          (net assets / shares outstanding) = net asset value (NAV) per share = public offering price per share

28

Fund *	net assets	shares outstanding	NAV and public offering price

Balanced Fund	$12,939,405	793,071	$16.32
Dividend Growth Fund – Class I	$41,239,368	3,145,444	$13.11
Dividend Growth Fund – Class S	$14,300,188	1,093,101	$13.08
Large Cap Growth Fund	$287,695,459	6,626,764	$43.41
Mid Cap Growth Fund	$210,879,585	14,215,579	$14.83
International Growth Fund	$37,714,102	2,118,603	$17.80
Small Cap Growth Fund	$93,526,663	2,497,949	$37.44
Developing Markets Growth Fund	$23,195,075	893,274	$25.97

* The Global Dividend Growth Fund is not included in the table because its inception date is September 30, 2008 and therefore there is no information to report as of June 30, 2008.

MANAGEMENT

The Sit Mutual Funds are a family of 13 no-load mutual funds. The eight Stock Funds described in this Statement of Additional Information are the Sit Large Cap Growth Fund, Sit Mid Cap Growth Fund, Sit International Growth Fund, Sit Balanced Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit Developing Markets Growth Fund, and the Sit Small Cap Growth Fund (the “Funds” or individually, a “Fund”). The five Bond Funds within the Sit Mutual Fund family are described in a separate Statement of Additional Information. The Large Cap Growth Fund, Mid Cap Growth Fund, and the corporate issuer of the Balanced Fund, Dividend Growth Fund, Global Dividend Growth Fund, International Growth Fund, Small Cap Growth Fund, and Developing Markets Growth Fund, have corporate officers and Boards of Directors. Pursuant to Minnesota law, the Boards of Directors are responsible for the management of the Funds and the establishment of the Funds’ policies. The officers of the Funds manage the day-to-day operation of the Funds.

The Board of Directors has established an Audit Committee. The Audit Committee is composed entirely of directors who are not interested persons of the Fund (except in their capacities as directors) as defined in section 2(a)(19) of the Investment Company Act of 1940. A member of an Audit Committee may not accept any consulting, advisory, or other compensatory fee from the Fund other than in his or her capacity as a member of the Audit Committee, the Board of Directors, or any other Board committee. The function of the Audit Committees is oversight. The primary responsibilities of the Audit Committee is to oversee the Fund’s accounting and financial reporting policies and practices, its internal controls over financial reporting, and the internal controls of the Fund’s accounting, transfer agency and custody service providers; to oversee the Fund’s financial reporting and the independent audit of the Fund’s financial statements; to oversee, or, as appropriate, assist the full Boards’ oversight of, the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; and to act as a liaison between the Fund’s independent auditors and the full Boards of Directors. The members of the Audit Committee include: Melvin C. Bahle, John P. Fagan, Sidney L. Jones, Bruce C. Lueck and Donald W. Phillips.

Information pertaining to the directors and officers of the Funds is set forth below. Except as noted, the business address of each officer and director is the same as that of the Adviser - 3300 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota.

29

Name, Address and Age	Position Held with the Funds	Term of Office(1) and Length of Time Served	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director(3)

Interested Directors:

Roger J. Sit (2) Age: 46	Chairman and President	Chairman since 10/08; Officer since 1998.	Chairman, President, CEO and Global CIO of Sit Investment Associates, Inc. (the “Adviser”); Chairman and CEO of Sit Investment Fixed Income Advisors, Inc. (“SF”); Chairman of SIA Securities Corp. (the “Distributor”)	13	None.

Interested Directors (continued):

William E. Frenzel (2) Age: 80	Director	Director since 1991 or the Fund’s inception if later.	Guest Scholar at The Brookings Institution and member of several government policy committees, foundations and organizations; Director of the Adviser; Director of SF.	13	None.

Independent Directors:

Melvin C. Bahle Age: 89	Director	Director since 2005; Director Emeritus 1995 to 2005, and Director from 1984 to 1995, or the Fund’s inception, if later.	Director and/or officer of several foundations and charitable organizations.	13	None.

John P. Fagan Age: 78	Director	Director since 2006 or the Fund’s inception, if later.	Honorary member on Board of St. Joseph’s College in Rensselaer, Indiana.	13	None.

Sidney L. Jones Age: 75	Director	Director from 1988 to 1989 and since 1993 or the Fund’s inception, if later.	Lecturer, Washington Campus Consortium of 17 Universities; Senior Advisor to Lawrence and Co., Toronto, Canada (investment management).	13	None.

Bruce C. Lueck Age: 67	Director	Director since 2004 or the Fund’s inception, if later.	Consultant for Zephyr Management, L.P. (investment management) and committee member of several investment funds and foundations. President & Chief Investment Officer, Okabena Investment Services, Inc. from 1985 to 2003.	13	None.

Donald W. Phillips Age: 60	Director	Director of the International Fund since 1993, and since 1990 or the Fund’s inception if later for all other Funds.	Chairman and CEO of WP Global Partners Inc., 7/05 to present; CEO and CIO of WestLB Asset Management (USA) LLC, 4/00 to 4/05.	13	None.

Officers:

Kelly K. Boston Age: 40	Assistant Secretary & Assistant Treasurer	Re-Elected by the Boards annually; Officer since 2000.	Staff Attorney of the Adviser; Secretary of the Distributor.	N/A	N/A

Bryce A. Doty Age: 41	Vice President – Investments of Balanced Fund only	Re-Elected by the Boards annually; Officer since 1996.	Vice President and Fixed Income Portfolio Manager of SF.	N/A	N/A

Kent L. Johnson Age: 43	Vice President – Investments	Re-Elected by the Boards annually; Officer since 2003.	Senior Vice President – Equity Investments of the Adviser.	N/A	N/A

Michael J. Radmer 50 S. 6th Street Minneapolis, MN 55401 Age: 63	Secretary	Re-Elected by the Boards annually; Officer since 1984.	Partner of the Funds’ general counsel, Dorsey & Whitney, LLP	N/A	N/A

30

Name, Address and Age	Position Held with the Funds	Term of Office(1) and Length of Time Served	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director(3)

Officers (continued):

Paul E. Rasmussen Age: 47	Vice President, Treasurer & Chief Compliance Officer	Re-Elected by the Boards annually; Officer since 1994.	Vice President, Secretary, Controller and Chief Compliance Officer of the Adviser; Vice President, Secretary, and Chief Compliance Officer of SF; President & Treasurer of the Distributor.	N/A	N/A

Carla J. Rose Age: 42	Vice President, Assistant Secretary & Assistant Treasurer	Re-Elected by the Boards annually; Officer since 2000.	Vice President, Administration & Deputy Controller of the Adviser; Controller and Treasurer of SF; Vice President and Assistant Secretary of the Distributor.	N/A	N/A

Robert W. Sit Age: 39	Vice President – Investments	Re-Elected by the Boards annually; Officer since 1997.	Vice President – Equity Investments of the Adviser.	N/A	N/A

Ronald D. Sit Age: 49	Vice President – Investments	Re-Elected by the Boards annually; Officer since 1985.	Vice President – Equity Investments of the Adviser.	N/A	N/A

1)	Directors serve until their death, resignation, removal or the next shareholder meeting at which election of directors is an agenda item and a successor is duly elected and qualified.
2)

Directors who are deemed to be “interested persons” of the Funds as that term is defined by the Investment Company Act of 1940. Mr. Sit is considered an “interested person” because he is an officer and shareholder of Sit Investment Associates, Inc., the Fund’s investment adviser. Mr. Frenzel is deemed to be an interested person because he is an director and shareholder of the Fund’s investment adviser.

3)	Includes only directorships of companies required to report under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

Portfolio Managers

The Funds’ investment decisions are made by a team of portfolio managers and analysts who are jointly responsible for the day-to-day management of the Funds. The portfolio management team is led by Roger J. Sit, Chairman, President, CEO and Global Chief Investment Officer of the Adviser. The table below contains other accounts managed by the portfolio management team, as of the most recent fiscal year end, June 30, 2008.

Other Accounts Managed by Portfolio Management Team

Type of account	Number of accounts without performance-based advisory fees	Total assets of accounts without performance-based advisory fees	Number of accounts with performance- based advisory fees	Total assets of accounts with performance-based advisory fees

Roger J. Sit

Registered investment companies	7	$718,320,838	None	0

Other pooled investment vehicles	8	$106,650,548	None	0

Other accounts	45	$1,644,569,501	None	0

Total	60	$2,469,540,887	None	0

John M. Bernstein

Registered investment companies	2	$219,491,583	None	0

Other pooled investment vehicles	0	0	None	0

Other accounts	5	$14,971,050	None	0

Total	7	$234,462,633	None	0

31

(Table Continued)

Type of account	Number of accounts without performance-based advisory fees	Total assets of accounts without performance-based advisory fees	Number of accounts with performance- based advisory fees	Total assets of accounts with performance-based advisory fees

Bryce A. Doty

Registered investment companies	2	$273,908,259	None	0

Other pooled investment vehicles	3	$22,649,202	9	$149,903,697

Other accounts	67	$1,825,131,028	12	$241,993,045

Total	93	$2,513,585,231	21	$391,896,742

Kent L. Johnson

Registered investment companies	3	$360,886,098	None	0

Other pooled investment vehicles	3	$40,956,899	None	0

Other accounts	12	$458,439,624	None	0

Total	18	$860,282,621	None	0

Janet K. Kinzler

Registered investment companies	1	$37,688,230	None	0

Other pooled investment vehicles	1	$4,067,344	None	0

Other accounts	1	$58,384,813	None	0

Total	3	$100,140,387	None	0

Matt T. Loucks

Registered investment companies	2	$304,749,677	None	0

Other pooled investment vehicles	2	$23,449,773	None	0

Other accounts	9	$315,955,384	None	0

Total	13	$644,154,834	None	0

Tasha M. Murdoff

Registered investment companies	1	$37,688,230	None	0

Other pooled investment vehicles	2	$21,574,470	None	0

Other accounts	3	$103,308,787	None	0

Total	6	$162,571,487	None	0

Raymond E. Sit

Registered investment companies	1	$23,500,835	None	0

Other pooled investment vehicles	3	$34,133,992	None	0

Other accounts	3	$45,304,727	None	0

Total	7	$102,939,554	None	0

Robert W. Sit

Registered investment companies	2	$304,749,677	None	0

Other pooled investment vehicles	2	$23,449,773	None	0

Other accounts	9	$315,955,384	None	0

Total	13	$644,154,834	None	0

Ronald D. Sit

Registered investment companies	1	$287,910,861	None	0

Other pooled investment vehicles	1	$5,807,477	None	0

Other accounts	24	$1,003,446,796	None	0

Total	26	$1,297,165,134	None	0

Michael J. Stellmacher

Registered investment companies	3	$437,640,190	None	0

Other pooled investment vehicles	3	$29,257,250	None	0

Other accounts	33	$1,426,557,544	None	0

Total	39	$1,893,454,984	None	0

32

The Adviser and its affiliates provide investment management and other services to clients who may or may not have investment policies, objectives and investments similar to those of the Fund. Sit may give advice and take actions on behalf of such clients which differ from advice given or actions taken in respect to the Fund. The Adviser and its affiliates do not manage accounts that have investment strategies that materially conflict with the investment strategy of the Funds.

Compensation of Investment Professionals. The Funds do not pay any salary, bonus, deferred compensation, pension or retirement plan on behalf of the portfolio managers or any other employees of the Adviser. The portfolio managers of the Funds receive compensation from the Adviser. The compensation of the portfolio managers and analysts is comprised of a fixed base salary, an annual bonus, and periodic deferred compensation bonuses which may include phantom stock plans. Portfolio managers and analysts also participate in the profit sharing 401(k) plan of the Adviser. Competitive pay in the marketplace is considered in determining total compensation. The bonus awards are based on the attainment of personal and company goals which are comprised of a number of factors, including: the annual composite investment performance of the Adviser’s accounts (which may include one or more of the Funds) relative to the investment accounts’ benchmark index (including the primary benchmark of a Fund included in the composite, if any); the Adviser’s growth in assets under management from new assets (which may include assets of a Fund); profitability of the Adviser; and the quality of investment research efforts. Contributions made to the Adviser’s profit sharing 401(k) plan are subject to the limitations of the Internal Revenue Code and Regulations.

Fund Shares Owned by Portfolio Management Team. The table below indicates the dollar range of Fund ownership in each of the Funds by each member of the portfolio management team, as of June 30, 2008. The Global Dividend Growth Fund is not included in the table because its inception date is September 30, 2008 and therefore there is no ownership information to report as of June 30, 2008.

Name of Portfolio Manager	Balanced Fund	Dividend Growth Fund	Large Cap Growth Fund	Mid Cap Growth Fund	International Growth Fund	Small Cap Growth Fund	Developing Markets Growth Fund
Roger J. Sit	$10,001 – $50,000	$10,001 – $50,000	$100,001 – $500,000	$100,001 – $500,000	$100,001 – $500,000	$500,001 – $1,000,000	$10,001 – $50,000
John M. Bernstein	None	None	None	None	None	$100,000 – $500,000	None
Bryce A. Doty	$10,001 – $50,000	$100,001 – $500,000	$100,001 – $500,000	$10,001 – $50,000	None	$50,001 – $100,000	None
Kent L. Johnson	None	$100,001 – $500,000	$1 – $10,000	$1 – $10,000	$10,001 – $50,000	None	$50,001 – $100,000
Janet K. Kinzler	None	$10,001 – $50,000	$10,001 – $50,000	$10,001 – $50,000	$100,001 – $500,000	$10,001 – $50,000	$10,001 – $50,000
Matthew T. Loucks	None	$1 – $10,000	None	$10,001 – $50,000	None	$10,001 – $50,000	None
Tasha M. Murdoff	None	$50,001 – $100,000	$10,001 – $50,000	$10,001 – $50,000	$10,001 – $50,000	$50,001 – $100,000	$10,001 – $50,000
Raymond W. Sit	None	$10,001 – $50,000	$100,001 – $500,000	Over $1,000,000	$50,001 – $100,000	Over $1,000,000	$10,001 – $50,000
Robert W. Sit	None	$10,001 – $50,000	$100,001 – $500,000	Over $1,000,000	$100,001 – $500,000	$100,001 – $500,000	$50,001 – $100,000
Ronald D. Sit	None	$100,001 – $500,000	$500,001 – $1,000,000	$500,001 – $1,000,000	$500,001 – $1,000,000	Over $1,000,000	$100,001 – $500,000
Michael J. Stellmacher	None	$50,001 – $100,000	$10,001 – $50,000	$50,001 – $100,000	$10,001 – $50,000	$50,001 – $100,000	$10,001 – $50,000

Fund Shares Owned by Directors

The table below indicates the dollar range of each Board member’s ownership of Fund shares and shares of other funds in the Sit Family of Funds for which he is a Board member, in each case as of December 31, 2007. Mr. Roger J. Sit was not a director as of December 31, 2007, but is nonetheless included in the table as he was elected to the Board in October 2008. The Global Dividend Growth Fund is not included in the table because its inception date is September 30, 2008 and therefore there is no ownership information to report as of December 31, 2007.

33

	Roger J. Sit (1)	Melvin C. Bahle	John P. Fagan	William E. Frenzel (1)	Sidney L. Jones	Bruce C. Lueck	Donald W. Phillips

Balanced Fund	$10,001 – $50,000	None	None	None	None	None	None

Dividend Growth Fund	$10,001 – $50,000	Over $100,000	None	Over $100,000	Over $100,000	Over $100,000	None

Large Cap Growth Fund	Over $100,000	Over $100,000	Over $100,000	Over $100,000	$10,001 – $50,000	None	None

Mid Cap Growth Fund	Over $100,000	Over $100,000	Over $100,000	Over $100,000	$50,001 – $100,000	None	Over $100,000

International Growth Fund	Over $100,000	Over $100,000	None	Over $100,000	None	None	$10,001 – $50,000

Small Cap Growth Fund	Over $100,000	Over $100,000	None	Over $100,000	$50,001 – $100,000	None	Over $100,000

Developing Markets Growth Fund	$10,001 – $50,000	$10,001 – $50,000	None	$10,001 – $50,000	None	$50,001 – $100,000	None

Aggregate Dollar Range of Equity Securities in the 12 Sit Mutual Funds (2)	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000

1)

Directors who are deemed to be “interested persons” of the Funds as that term is defined by the Investment Company Act of 1940. Mr. Sit is considered an “interested person” because he is an officer of Sit Investment Associates, Inc., the Fund’s investment adviser. Mr. Frenzel is deemed to be an interested person because he is a director and shareholder of the Fund’s investment adviser.

2)

The Sit Mutual Funds consisted of 12 no-load mutual funds as of 12/31/07, the time period of this table. As of 9/30/08, the Sit Mutual Funds consist of 13 no-load mutual funds; the eight Stock Funds described in this Statement of Additional Information and five Bond Funds described in a separate Prospectus and Statement of Additional Information.

The table below indicates the amount of securities owned beneficially, or of record, by each independent Director, and their immediate family members, in (i) an investment advisor or principal underwriter of the Fund and (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Funds. Information provided is as of December 31, 2007.

Name of Director	Name of Owners and Relationships to Director	Company	Title of Class	Value of Securities	Percent of Class

Melvin C. Bahle	—	—	—	—	—

Sidney L. Jones	—	—	—	—	—

John P. Fagan	—	—	—	—	—

Bruce C. Lueck	Bruce C. Lueck	Sit Capital Fund, L.P. (1)	L.P. (2)	$262,729	0.7%

Donald W. Phillips	National Financial Services FBO Donald W. Phillips (IRA)	Sit Pacific Basin Fund, LLC (3)	LLC (4)	$264,612	2.4%

	National Financial Services FBO Donald W. Phillips (Profit Sharing Plan)	Sit Pacific Basin Fund, LLC (3)	LLC (4)	$43,067	0.4%

1)	Sit Investment Associates, Inc. is the general partner and a limited partner.
2)	Membership interest in Limited Partnership.
3)	Sit Investment Associates, Inc. holds Class A and Class B Membership Interests in the Fund.
4)	Membership interest in Limited Liability Company

Compensation of Directors

The following table sets forth the aggregate compensation received by each Director from each Fund and from all 12 of the Sit Mutual Funds for the fiscal year ended June 30, 2008 (as of 9/30/08, the Sit Funds consist of 13 funds) . Pursuant to each Fund’s investment management agreement with the Adviser, the Adviser is obligated to pay the Funds’ expenses, including fees paid to the Directors. (See discussion under “Investment Adviser” below.) The Directors who are not paid employees or officers of the Funds receive an annual retainer of $30,000. In addition, the Directors receive $2,500 for attendance at Board of Directors meetings, and $1,000 for attendance at Audit Committee meetings. Directors are also reimbursed for their out-of-pocket expenses incurred while traveling to attend Board and Committee meetings, on Fund business, and to attend mutual fund industry conferences or seminars. The Audit Committee Chairman is paid a $2,500 chairman fee, and the Lead Independent Director is paid a $2,500 lead director fee. Audit Committee meetings are held at least twice a year. Mr. Jones serves as the Lead Independent Director and Chair of the Audit Committee and Mr. Bahle, Mr. Fagan, Mr. Lueck and Mr. Phillips are Audit Committee members. Directors who are officers of the Adviser or any of its affiliates and did not receive any such compensation and is not included in the table.

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Name of Director	Aggregate Compensation From Each Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex

Melvin C. Bahle	$3,500	None	None	$42,000

John P. Fagan	$3,500	None	None	$42,000

Sidney L. Jones	$3,917	None	None	$47,000

Bruce C. Lueck	$3,500	None	None	$42,000

Donald W. Phillips	$3,500	None	None	$42,000

William E. Frenzel	$3,333	None	None	$40,000

Code of Ethics

The Funds and the Adviser and principal underwriter have adopted a code of ethics under rule 17j-1 of the Investment Company Act which permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the Funds.

INVESTMENT ADVISER

The Adviser (or an affiliate) has served as the investment adviser for each Fund since the inception of each Fund.

Terms Common to All Funds’ Investment Management Agreements

Each Fund’s Investment Management Agreement provides that the Adviser will manage the investment of the Fund’s assets, subject to the applicable provisions of the Fund’s articles of incorporation, bylaws and current registration statement (including, but not limited to, the investment objective, policies and restrictions delineated in the Fund’s current prospectus and Statement of Additional Information), as interpreted from time to time by the Fund’s Board of Directors. Under each Agreement, the Adviser has the sole and exclusive responsibility for the management of the Fund’s investment portfolio and for making and executing all investment decisions for the Fund. The Adviser is obligated under each Agreement to report to the Fund’s Board of Directors regularly at such times and in such detail as the Board may from time to time determine appropriate, in order to permit the Board to determine the adherence of the Adviser to the Fund’s investment policies. Each Agreement also provides that the Adviser shall not be liable for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except losses resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties or by reason of its reckless disregard of its obligations and duties under the Agreement.

Each Agreement provides that the Adviser shall, at its own expense, furnish all office facilities, equipment and personnel necessary to discharge its responsibilities and duties under the Agreement and that the Adviser will arrange, if requested by the Fund, for officers or employees of the Adviser to serve without compensation from the Fund as directors, officers or employees of the Fund if duly elected to such positions by the shareholders or directors of the Fund.

Each Agreement provides that the Adviser will bear all of the Fund’s expenses, except for extraordinary expenses (as designated by a majority of the Fund’s disinterested directors), fees paid under a distribution plan adopted pursuant to Rule 12-b-1 under the Investment Company Act of 1940 for Class S of Sit Dividend Growth Fund and Sit Global Dividend Growth Fund (series G and series H, respectively, of Sit Mutual Funds, Inc.) interest, brokerage commissions and other transaction charges relating to the investing activities of the Fund, and acquired fund fees and expenses.

Each Investment Management Agreement provides that it will continue in effect from year to year only as long as such continuance is specifically approved at least annually by the applicable Fund’s Board of Directors or shareholders and by a majority of the Board of Directors who are not “interested persons” (as defined in the 1940 Act) of the Adviser or the Fund. Each Agreement is terminable upon 60 days’ written notice by the Adviser or the Fund and will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Compensation and Allocation of Expenses

Under each of the Fund’s Investment Management Agreement, the Fund is obligated to pay the Adviser a flat monthly fee, which is equal on an annual basis to the following percentages of the average daily net assets of the Funds:

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Sit Balanced Fund	1.00%
Sit Dividend Growth Fund	1.00%(1)
Sit Global Dividend Growth Fund	1.25%(1)
Sit Large Cap Growth Fund, Inc.	1.00%
Sit Mid Cap Growth Fund, Inc.	1.25%(2)
Sit International Growth Fund	1.85%(3)
Sit Small Cap Growth Fund	1.50%
Sit Developing Markets Growth Fund	2.00%

(1)

Management fee for both Class I Shares and Class S Shares of Fund. The fee does not reflect the additional 0.25% 12b-1 Fee for Class S Shares of the Fund. Total annual fees for Class S Shares of Sit Dividend Growth are 1.25% and 1.50% for Sit Global Dividend Growth.

(2)

For the period November 1, 1996 through December 31, 2000, the Adviser voluntarily agreed to limit the management fee (and thereby, all Fund expenses, except those not payable by the Adviser as set forth above) of the Mid Cap Growth Fund to 1.00% of the Fund’s average daily net assets. From January 1, 2001, through December 31, 2009, the Adviser has voluntarily agreed to limit the management fee (and thereby, all Fund expenses, except those not payable by the Adviser as set forth above) of the Mid Cap Growth Fund to 1.15% of the Fund’s average daily net assets. After December 31, 2009, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

(3)

For the period January 1, 1994 through December 31, 2009, the Adviser has voluntary agreed to limit the management fee (and thereby, all Fund expenses, except those not payable by the Adviser as set forth above) of the International Growth Fund to 1.50% per year of the Fund’s average daily net assets. After December 31, 2009, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

Set forth below are the investment management fees and other expenses paid by each of the Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Balanced Fund, Dividend Growth Fund, International Growth Fund, and Developing Markets Growth Fund during the fiscal years ended June 30, 2008, 2007, and 2006. The Global Dividend Growth Fund is not included in the table because its inception date is September 30, 2008 and therefore there is no information to report as of June 30, 2008. Fees and expenses of the Funds waived or paid by the Adviser during such fiscal years are also set forth below.

	Large Cap Growth Fund	Mid Cap Growth Fund	Small Cap Growth Fund	Balanced Fund	Dividend Growth Fund	International Growth Fund	Developing Markets Growth Fund

2008
Investment Advisory Fees	$2,100,816	$2,746,150	$1,543,702	$130,588	$473,658	$726,891	$477,135
12b-1 Fee (Class S only)	—	—	—	—	$17,218	—	—
Fees Waived	0	($219,586)	0	0	0	($137,520)	0

Net Fund Expenses	$2,100,816	$2,526,564	$1,543,702	$130,588	$490,876	$589,371	$477,135
2007
Investment Advisory Fees	$1,078,721	$2,400,076	$1,500,055	$120,902	$317,323	$673,475	$302,129
12b-1 Fee (Class S only)	—	—	—	—	$4,301	—	—
Fees Waived	0	($192,006)	0	0	0	($127,414)	0

Net Fund Expenses	$1,078,721	$2,208,070	$1,500,055	$120,902	$321,624	$546,061	$302,129
2006
Investment Advisory Fees	$859,434	$2,683,950	$3,366,584	$121,175	$196,117	$598,888	$276,674
12b-1 Fee (Class S only)	—	—	—	—	$23	—	—
Fees Waived	0	($214,716)	0	0	0	($113,303)	0

Net Fund Expenses	$859,434	$2,469,234	$3,366,584	$121,175	$196,140	$485,585	$276,674

Re-approval of Investment Management Agreements and Advisory Agreements

At their joint meeting held on October 20, 2008 the Boards of Directors of the Sit Mutual Funds unanimously approved the continuation for another one year period the Investment Management Agreements entered into by and between Sit Investment Associates, Inc. (“SIA”) and Sit Mid Cap Growth Fund, Inc. dated November 1, 1996; Sit Large Cap Growth Fund, Inc. dated November 1, 1996; and Sit Mutual Funds Inc. dated November 1, 1992; (the “Advisory Agreements”).

DISTRIBUTOR

Large Cap Growth Fund, Mid Cap Growth Fund, and Sit Mutual Funds, Inc. (on behalf of International Growth Fund, Balanced Fund, Developing Markets Growth Fund, Small Cap Growth Fund, and Class I Shares of Dividend Growth Fund and Global Dividend Growth Fund), have entered into Underwriting and Distribution Agreements with SIA Securities Corp.

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(“Securities”), an affiliate of the Adviser, pursuant to which Securities acts as each Fund’s principal underwriter. Securities markets each Fund’s shares only to certain institutional investors and all other sales of each Fund’s shares are made by each Fund. Securities also distributes Class S shares of the Dividend Growth Fund and Global Dividend Growth Fund. The Adviser will pay all expenses of Securities in connection with such services and Securities is otherwise not entitled to any other compensation under the Underwriting and Distribution Agreement. Each Fund will incur no additional fees in connection with the Underwriting and Distribution Agreement.

Pursuant to the Underwriting and Distribution Agreement, Securities has agreed to act as the principal underwriter for each Fund in the sale and distribution to the public of shares of each Fund, either through dealers or otherwise. Securities has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold. The Underwriting and Distribution Agreement is renewable from year to year if the Fund’s directors approve such agreement. The Fund or Securities can terminate the Underwriting and Distribution Agreement at any time without penalty on 60 days’ notice written notice to the other party. The Underwriting and Distribution Agreement terminates automatically upon its assignment. In the Underwriting and Distribution Agreement, Securities agrees to indemnify each Fund against all costs of litigation and other legal proceedings and against any liability incurred by or imposed on the Fund in any way arising out of or in connection with the sale or distribution of each Fund’s shares, except to the extent that such liability is the result of information which was obtainable by Securities only from persons affiliated with the Fund but not Securities.

Securities or the Adviser may enter into agreements with various brokerage or other firms pursuant to which such firms provide certain administrative services with respect to customers who are beneficial owners of shares of the Funds. The Adviser or Securities may compensate such firms for the services provided, which compensation is based on the aggregate assets of customers that are invested in the Funds.

12b-1 Distribution Plan – Class S Shares of Dividend Growth Fund and Global Dividend Growth Fund

Sit Mutual Funds, Inc., on behalf of Class S Shares of Dividend Growth Fund and Global Dividend Growth Fund (the “Funds”), has entered into a distribution plan (the “Distribution Plan”) with SIA Securities Corp. (“Securities”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Distribution Plan, Class S Shares pay a fee to Securities for the sale and distribution of its shares and servicing fund investors at an annual rate of 0.25% of the average daily net asset value of Class S Shares. The Distribution Plan provides that Securities may use all or any portion of such distribution fee in connection with the promotion and distribution of the Funds’ shares.

The distribution fee is not tied exclusively to actual distribution expenses, and it is payable to Securities regardless of the distribution-related expenses actually incurred; however the payments of this fee is subject to any limitation set forth in applicable regulations of the National Association of Securities Dealers (“NASD”). Because the distribution fee is not directly tied to expenses, the amount of distribution fees paid by Class S Shares during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan.

Securities may use the distribution fee to pay for services covered by the Distribution Plan, including, but not limited to, advertising, compensation to underwriters, dealers, selling personnel, financial advisers and other financial intermediaries such as retirement plan record keepers and discount brokerage firms engaged in the distribution of the Funds’ shares or assisting investors before and after the investment in the Funds’ shares, the printing and mailing of prospectuses, statements of additional information and reports to other than current Fund shareholders, the printing and mailing of sales literature pertaining to the Funds, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Adviser may, from time to time, deem advisable.

The Distribution Plan provides that it will continue from year to year upon approval by the majority vote of the Board of Directors, including a majority of the directors who are “interested persons” of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in the operations of the Distribution Plan or in any agreement regarding the distribution of the Funds. The Distribution Plan and any related agreements may not be amended to materially increase the amount spent for distribution expenses without approval of shareholders holding a majority of the outstanding Fund shares. All material amendments to the Distribution Plan or any related agreements must be approved by a vote of the majority of the Board of Directors who are not “interested persons”, cast in person at a meeting called for the purpose of voting on any such amendment.

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The Distribution Plan requires that Securities (or other party on behalf of Securities), provide to the Board of Directors, at least quarterly, a written report of all amounts expended pursuant to the Distribution Plan. This report shall include the identity of each recipient and the purpose for which the amounts were expended and such other information as the Board of Directors may reasonably request.

As noted above, the distribution fee may be used to pay financial intermediaries, plan administrators and other service providers for any activity that is principally intended to result in the sale of Class S Shares. The payments made by the Funds to these financial intermediaries are based primarily on the dollar amount of assets invested in the Funds through the financial intermediaries. These financial intermediaries may pay a portion of the payments that they receive from the Funds to their investment professionals. In addition, Class S Shares may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge. In connection with its participation in such platforms, Securities may use all or a portion of the distribution fee to pay one or more supermarket sponsors a fee for distributing the Class S Shares.

BROKERAGE

Transactions on a stock exchange in equity securities will be executed primarily through brokers that will receive a commission paid by the applicable Fund. Fixed income securities, as well as equity securities traded in the over-the-counter market, are generally traded on a “net” basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten fixed income and equity offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s selling concession or discount. Certain of these securities may also be purchased directly from the issuer, in which case neither commissions nor discounts are paid.

The Adviser selects and, where applicable, negotiates commissions with the broker-dealers who execute the transactions for one or more of the Funds. The primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser, to secure prompt execution of the transactions on favorable terms, including the best price of the security, the reasonableness of the commission and considering the state of the market at the time. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities, or purchasers or sellers of securities. Such services also may include an account trading and order management system and analyses and reports concerning investment issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of certain accounts. Some services may require the use of hardware provided by the information provider. This allows the Adviser to supplement its own investment research activities and enables the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of valuation in dollar amounts, without providing any direct monetary benefit to the applicable Funds from these transactions. The Adviser believes that most research services they receive generally benefit several or all of the investment companies and private accounts which they manage, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

The Adviser maintains an informal list of broker-dealers, which is used from time to time as a general guide in the placement of Fund business, in order to encourage certain broker-dealers to provide the Adviser with research services which the Adviser and anticipate will be useful to them in managing the Funds. Because the list is merely a general guide, which is to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. The Adviser will authorize a Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities with respect to the accounts as to which it exercises investment discretion. Generally, the Funds pay commissions higher than the lowest commission rates available. Some investment companies enter into arrangements under which a broker-dealer agrees to pay the cost of certain products or services (not including research

38

services) in exchange for fund brokerage (“brokerage/services arrangements”). Under a typical brokerage/service arrangement, a broker agrees to pay a fund’s custodian fees or transfer agent fees and, in exchange, the fund agrees to direct a minimum amount of brokerage to the broker. The Adviser does not intend to enter into such brokerage/service arrangements on behalf of the Funds. Some investment companies enter into arrangements that provide for specified or reasonably ascertainable fee reductions in exchange for the use of fund assets (“expense offset arrangements”). Under such expense offset agreements, expenses are reduced by foregoing income rather than by re-characterizing them as capital items. For example, a fund may have a “compensating balance” agreement with its custodian under which the custodian reduces its fee if the fund maintains cash or deposits with the custodian in non-interest bearing accounts. The Adviser does not intend to enter into expense offset agreements involving assets of the Funds.

Most domestic (U.S.) securities trades will be executed through U.S. brokerage firms and commercial banks. Most foreign equity securities will be obtained in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held in the form of American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), or securities convertible into foreign equity securities. ADRs or EDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which International Growth Fund and Developing Markets Growth Fund may invest are generally traded in the over-the-counter markets.

Fund management does not currently anticipate that the Funds will effect brokerage transactions in their portfolio securities with any broker-dealer affiliated directly or indirectly with the Funds, the Adviser.

The Adviser has entered into agreements with Capital Institutional Services, Inc. (“CIS”), and Autranet, Inc. (“AI”), unaffiliated registered broker-dealers. All transactions placed with CIS and LAS are subject to the above criteria. CIS and AI provide the Adviser with a wide variety of economic, performance, and investment research information from (but not limited to) Egan-Jones Rating Company, Fitch Ratings, Moody’s Investors Service Inc., Municipal Market Data, Standard & Poor’s, Bloomberg, L.P., Institutional Investor, TradWeb Service, Ried, Thurnberg & Co., Inc., and Stone & McCarthy Research Associates.

Investment decisions for each Fund are made independently of those for other clients of the Adviser, including the other Funds. When the Funds or clients simultaneously engage in the purchase or sale of the same securities, the price of the transactions is averaged and the amount allocated in accordance with a formula deemed equitable to each Fund and client. In some cases, this system may adversely affect the price paid or received by the Fund or the size of the position obtainable. Total brokerage commissions paid by the Funds for the three most recent fiscal years, as well as commissions paid to firms that supplied the Funds and Adviser with statistical and research services, are set forth below.

Fund	Total brokerage commission	Amount paid to firms for soft dollar & research	Amount paid to firms for trade, principal & other
Twelve months through 6/30/08:
Balanced	$5,168	$5,150	$18
Dividend Growth	$41,229	$40,527	$702
Large Cap Growth	$211,854	$208,601	$3,253
Mid Cap Growth	$174,843	$142,924	$31,919
International Growth	$34,323	$22,647	$11,676
Small Cap Growth	$104,000	$79,909	$20,091
Developing Markets Growth	$24,131	$16,487	$7,644

39

(Table Continued):

Fund	Total brokerage commission	Amount paid to firms for soft dollar & research	Amount paid to firms for trade, principal & other
Twelve months through 6/30/07:
Balanced	$4,943	$4,826	$116
Dividend Growth	$24,772	$22,385	$2,387
Large Cap Growth	$68,597	$66,671	$1,926
Mid Cap Growth	$238,560	$180,064	$58,496
International Growth	$23,760	$23,760	$0
Small Cap Growth	$159,917	$111,865	$48,051
Developing Markets Growth	$17,042	$11,852	$5,190
Twelve months through 6/30/06:
Balanced	$5,162	$4,402	$761
Dividend Growth	$18,584	$15,179	$3,406
Large Cap Growth	$56,143	$48,721	$7,333
Mid Cap Growth	$177,191	$169,717	$7,471
International Growth	$29,591	$29,388	$203
Small Cap Growth	$341,391	$264,909	$76,482
Science and Technology Growth	$14,366	$13,746	$620
Developing Markets Growth	$24,379	$20,592	$3,787

PROXY VOTING

The corporate issuer of each Fund, on behalf of the Funds, has delegated the voting of portfolio securities to the Adviser. The Adviser has adopted proxy voting policies and procedures (the “Proxy Voting Policy”) for the voting of proxies on behalf of client accounts for which the Adviser has voting discretion, including the Funds. Under the Proxy Voting Policy, shares are to be voted in the best interests of the Funds. Each Funds’ proxy voting record for the most recent twelve-month period ending June 30 is available without charge, upon request by calling the Funds at 1-800-332-5580, and is also available on the SEC’s website at www.sec.gov.

A Proxy Committee comprised of senior management is responsible for the development and implementation of the Proxy Voting Policy, and oversees and manages the day-to-day operations of the Adviser’s Proxy Voting Policies.

Generally, the Adviser exercises proxy voting discretion on proxy proposals in accordance with guidelines (the “Proxy Guidelines”) set forth in the Proxy Voting Policy. The Proxy Guidelines address issues which are frequently included in proxy proposals. Such issues include, for example, proposals seeking shareholder approval of equity-based compensation plans, changes in corporate control or shareholder rights, poison pills, corporate restructuring, and significant transactions. Proxy proposals which contain novel issues, include unique circumstances, or otherwise are not addressed in the Proxy Guidelines are reviewed by the Proxy Committee or it’s designates(s). The Proxy Committee or its designee(s) review each non-routine issue and determine the Adviser’s vote. The Proxy Committee considers the facts and circumstances of a proposal and retains the flexibility to exercise its discretion and apply the Proxy Guidelines in the best interests of the Fund.

The Adviser has retained an independent third party (the “Service Firm”) to provide the Adviser with proxy analysis, vote execution, record keeping, and reporting services.

It is possible, but unlikely, that the Adviser may be subject to conflicts of interest in the voting of proxies due to business or personal relationships with persons having an interest in the outcome of certain votes. For example, the Adviser may provide investment management services to accounts owned or controlled by companies whose management is soliciting proxies, or the Adviser may have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. The Proxy Committee shall take steps to ensure a decision to vote the proxy was based on the Fund’s best interest and was not the product of the material conflict. To resolve a material conflict of interest, the Proxy Committee may (but is not limited to) base its vote on pre-determined guidelines or polices which requires little discretion of Adviser’s personnel; disclose the conflict to the Fund’s board of directors and obtain their consent prior to voting; or base its vote on the analysis and recommendation of an independent third party.

40

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds’ Boards of Directors has adopted procedures and policies regarding the disclosure of portfolio holdings in order to assist the Funds in preventing the misuse of material nonpublic information and to ensure that shareholders and other interested parties continue to receive portfolio information on a uniform basis. The Chief Compliance Officer oversees application of the policies and provides the Boards with periodic reports regarding the Funds’ compliance with the policies.

Complete portfolio holdings are included in the Funds’ annual and semi-annual reports. The annual and semi-annual reports are mailed to all shareholders, and are filed with the SEC. Copies of the Funds’ reports are available on the Funds’ website. The Funds file their complete portfolio holdings with the SEC within 60 days after the end of their first and third quarters on Form N-Q. Copies of the Funds’ reports and Forms N-Q are available free on the EDGAR Database on the SEC’s website at www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Copies are available for a fee from the SEC by calling the SEC at 1-202-551-8090, by making an e-mail request at publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street N.E., Washington, D.C. 20549.

A complete portfolio holdings report as of the end of each calendar quarter is available to all shareholders, prospective shareholders, intermediaries that distribute the Funds’ shares, third-party service providers, rating and ranking organizations and affiliated persons of the Funds. A copy of the report may be obtained by contacting an Investor Service Representative.

The Funds’ Chairman and the Global Chief Investment Officer of Sit Investment Associates, Inc. (“SIA”) (the Funds’ investment adviser) may authorize disclosure of portfolio holdings at a time or times other than the calendar quarter end provided that (a) the chief investment officer determines that the disclosure of the portfolio information is for a legitimate business reason and in the best interest of the Funds; (b) the recipients are subject to a duty of confidentiality (and non-use) if appropriate; and (c) the Funds provide a report of the disclosure to the Boards of Directors at the Boards’ next regularly scheduled meetings. The prohibition against the disclosure of non-public portfolio holdings information to an unaffiliated third party does not apply to information sharing with the Funds’ service providers, which as of the date of this Statement of Additional Information are the Adviser, the Funds’ auditor, counsel, accountant, transfer agent, custodian, and proxy voting service provider, who require access to such information in order to fulfill their contractual duties to the Funds.

Information regarding the Funds’ aggregate portfolio characteristics may be disclosed at any time. Disclosure of the ownership of a particular portfolio holding may be made at any time provided the security has been included in a Fund’s quarterly portfolio holdings report.

The Funds, SIA or any affiliate may not receive compensation or other consideration in connection with the disclosure of information about portfolio securities.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following persons owned of record or beneficially 5% or more of the respective Fund’s outstanding shares as of October 7, 2008:

Person	Record Only	Beneficially Only	Record & Beneficially
BALANCED FUND
Charles Schwab & Co., Inc., Special Custody Acct FBO Cust. 101 Montgomery Street, San Francisco, CA	6.90%
Christ Presbyterian Church 6901 Normandale Road, Minneapolis, MN	8.62%
Sit Investment Associates, Inc. (various accounts) 3300 IDS Center, Minneapolis, MN			20.14%
National Financial Services Corp., FBO Cust., Church Street Station, P.O. Box 3908, New York, NY	6.67%

41

(Table Continued):

Person	Record Only	Beneficially Only	Record & Beneficially
DIVIDEND GROWTH FUND – Class S Shares
Charles Schwab & Co., Inc., Special Custody Acct FBO Cust. 101 Montgomery Street, San Francisco, CA	59.68%
National Financial Services Corp., FBO Cust., Church Street Station, P.O. Box 3908, New York, NY	22.98%

DIVIDEND GROWTH FUND – Class I Shares
Ivan Bowen Trust U/A DTD 4/17/86, Ivan Bowen TTEE 1221 Gulf Shore Blvd N, Naples, FL			6.67%

GLOBAL DIVIDEND GROWTH FUND – Class S Shares
Sit Investment Associates, Inc. (various accounts) 3300 IDS Center, Minneapolis, MN			32.93%
Sit Investment Associates Foundation 3300 IDS Center, Minneapolis, MN			19.68%
Eugene C. & Gail V. Sit Foundation 3300 IDS Center, Minneapolis, MN			19.68%
Roger J. Sit & Michele Sit JTWROS P.O. Box 2132, Minneapolis, MN			26.24%

GLOBAL DIVIDEND GROWTH FUND – Class I Shares
Sit Investment Associates, Inc. (various accounts) 3300 IDS Center, Minneapolis, MN			100%

LARGE CAP GROWTH FUND
Charles Schwab & Co., Inc., Special Custody Acct FBO Cust. 101 Montgomery Street, San Francisco, CA	57.36%
National Financial Services Corp., FBO Cust., Church Street Station, P.O. Box 3908, New York, NY	19.36%
Ameritrade Inc., FBO Cust P.O. Box 2226, Omaha, NE 68103-2226	6.18%

MID CAP GROWTH FUND
Charles Schwab & Co., Inc., Special Custody Acct FBO Cust. 101 Montgomery Street, San Francisco, CA	14.95%
National Financial Services Corp., FBO Cust., Church Street Station, P.O. Box 3908, New York, NY	7.02%

INTERNATIONAL GROWTH FUND
Eugene C. Sit and Gail V. Sit, JTWROS P.O. Box 2132, Minneapolis, MN			7.02%
Sit Investment Associates, Inc. (various accounts) 3300 IDS Center, Minneapolis, MN			7.24%

SMALL CAP GROWTH FUND
Tech-Bilt Inc. P.O. Box 80036 San Diego, CA			5.70%
Sit Investment Associates, Inc. (various accounts) 3300 IDS Center, Minneapolis, MN			6.58%
Charles Schwab & Co., Inc., Special Custody Acct FBO Cust. 101 Montgomery Street, San Francisco, CA	13.45%
National Financial Services Corp., FBO Cust., Church Street Station, P.O. Box 3908, New York, NY	8.20%

DEVELOPING MARKETS GROWTH FUND
Charles Schwab & Co., Inc., Special Custody Acct FBO Cust. 101 Montgomery Street, San Francisco, CA	21.08%
National Financial Services Corp., FBO Cust. Church Street Station, P.O. Box 3908, New York, NY	5.94%

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As of October 7, 2008, the officers and directors of the Sit Funds, as a group, owned the following percentage of each Fund’s shares:

Balanced	1.90%	Small Cap Growth	13.39%
Large Cap Growth	2.66%	Developing Markets Growth	4.01%
Mid Cap Growth	11.49%	Dividend Growth Fund – Class I	6.82%
International Growth	14.33%	Global Dividend Growth – Class I	26.24%

TAXES

Each Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

To qualify under Subchapter M for tax treatment as a regulated investment company, each Fund must, among other things: (1) distribute to its shareholders at least 90% of its investment company taxable income (as that term is defined in the Code determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt income; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stocks, securities, or currency; and (3) diversify its holdings so that, at the end of each fiscal quarter of the Fund, (a) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, United States Government securities and securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount no greater than 5% of the Fund’s total assets and no greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the market value of the Fund’s total assets is invested in the securities of any one issuer (other than United States Government securities or securities of other regulated investment companies).

Each Fund is subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed for each calendar year over the amount actually distributed. In order to avoid the imposition of this excise tax, each Fund must declare and pay dividends representing 98% of its net investment income for that calendar year and 98% of its capital gains (both long-term and short-term) for the twelve-month period ending October 31 of the calendar year.

It is expected that the Funds’ distributions will consist primarily of capital gains. However, it is possible that the Funds will make distributions from investment earnings. Such distributions, if any, are taxable as ordinary income or as qualified dividend income. Ordinary income is subject to graduated federal tax rates as high as 35%; qualified dividend income is subject to a maximum federal tax rate of 15%. Each Fund will designate the portion of its distributions from investment earnings during each year that constitute qualified dividend income. Generally, dividends that a Fund receives from domestic corporations and from foreign corporations whose stock is readily tradable on an established securities market in the U.S. or which are domiciled in countries on a list established by the Internal Revenue Service will qualify for qualified dividend treatment when paid out to investors.

For federal income tax purposes, each Fund is generally permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. When a Fund has a capital loss carryover, it generally does not make capital gains distributions until the loss has been offset or expired. As of June 30, 2008, the Funds listed in the table below anticipated the following capital loss carryovers:

Fund	Capital Loss Carryover	Expiration Date
Balanced	$4,051,650	2011 – 2013
Large Cap Growth	$13,597,546	2011 – 2012
Mid Cap Growth	$4,238,702	2009 -- 2012
International Growth	$29,462,210	2010 – 2013
Small Cap Growth	$28,968,747	2011 – 2012

When shares of a Fund are sold or otherwise disposed of, the Fund shareholder will realize a capital gain or loss equal to the difference between the purchase price and the sale price of the shares disposed of, if, as is usually the case, the Fund shares are a capital asset in the hands of the Fund shareholder. In addition, pursuant to a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been made are held for six months or less, any loss on

43

the sale or other disposition of such shares will be a long-term capital loss to the extent of such long-term capital gain distribution. Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange.

Some of the investment practices that may be employed by the Funds will be subject to special provisions that, among other things, may defer the use of certain losses of such Funds, affect the holding period of the securities held by the Funds and, particularly in the case of transactions in or with respect to foreign currencies, affect the character of the gains or losses realized. These provisions may also require the Funds to mark-to market some of the positions in their respective portfolios (i.e., treat them as closed out) or to accrue original issue discount, both of which may cause such Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities. Each Fund will monitor its transactions and may make certain elections in order to mitigate the effect of these rules and prevent disqualification of the Funds as regulated investment companies.

It is expected that any net gain realized from the closing out of forward currency contracts will be considered gain from the sale of securities or currencies and therefore be qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed above.

The Developing Markets Growth Fund, International Growth Fund, and Global Dividend Growth Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Currently, such funds are the only or primary means by which the Funds may invest in Hungary and India. In addition to bearing their proportionate share of the Developing Markets Growth Fund’s, International Growth Fund’s, and Global Dividend Growth Fund’s expenses (management fees and operating expenses), shareholders will also bear indirectly similar expenses of such funds. Capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Developing Markets Growth Fund, International Growth Fund and Global Dividend Growth Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

If more than 50% of the Developing Markets Growth Fund’s, the International Growth Fund’s, or the Global Dividend Growth Fund’s total assets at the close of its fiscal year consist of securities of foreign corporations, each Fund will be eligible to, and may, file an election with the Internal Revenue Service pursuant to which shareholders will be required to include their pro rata portions of foreign taxes paid by the Fund as income received by them. Shareholders may then either deduct such pro rata portions in computing their taxable income or use them as foreign tax credits against their United States income taxes. If either Fund makes such an election, it will report annually to each shareholder the amount of foreign taxes to be included in income and then either deducted or credited.

Dividends paid by Developing Markets Growth Fund, International Growth Fund and Global Dividend Growth Fund will not be eligible for the 70% deduction for dividends received by corporations if, as expected, none of those Funds’ income consists of dividends paid by U.S. corporations.

The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

FINANCIAL STATEMENTS

The financial statements included in the Funds’ annual reports to shareholders for the fiscal year ended June 30, 2008 are incorporated by reference in this Statement of Additional Information.

OTHER INFORMATION

Custodian; Counsel; Accountants

PFPC Trust Company, 8800 Tinicum Boulevard, Third Floor, Philadelphia, PA 19153 acts as custodian of the Funds’ assets and portfolio securities; Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis, Minnesota 55402, is the

44

General Counsel for the Funds; and KPMG LLP, 4200 Wells Fargo Center, Minneapolis, Minnesota 55402, acts as the Funds’ independent registered public accounting firm.

LIMITATION OF DIRECTOR LIABILITY

Under Minnesota law, each director of the Funds owes certain fiduciary duties to the Funds and to their shareholders. Minnesota law provides that a director “shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances.” Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of “loyalty” (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of “care” (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of “care”. Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (i) for any breach of the directors’ duty of “loyalty” to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of the Company limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors’ willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).

Minnesota law does not eliminate the duty of “care” imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of “officers” to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director’s liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

CAPITALIZATION AND VOTING RIGHTS

Each of the Funds or the corporate issuer of their shares is organized as a Minnesota corporation. Each of the Funds or its corporate issuer currently offers one class of shares — common shares, except the Dividend Growth Fund and the Global Dividend Growth Fund, which each offers its shares in two classes (Class I and Class S). Class S Shares of the Dividend Growth Fund and Global Dividend Growth Fund are subject to a 12b-1 distribution fee. The Large Cap Growth Fund and the Mid Cap Growth Fund each have one series of common shares consisting of ten billion shares with a par value of one-tenth of one cent per share. Sit Mutual Funds, Inc., is the corporate issuer of the International Growth Fund, Balanced Fund, Dividend Growth Fund, Global Dividend Growth Fund, Developing Markets Growth Fund, and Small Cap Growth Fund. Sit Mutual Funds, Inc. has one trillion shares of common stock authorized with a par value of one tenth of one cent per share. Ten billion of these shares have been designated by the Board of Directors for each of six series: Series A Common Shares represent shares of International Growth Fund; Series B Common Shares represent shares of Balanced Fund; Series C Common Shares represent shares of Developing Markets Growth Fund; Series D Common Shares represent shares of Small Cap Growth Fund; Series G Common Shares represent shares of Dividend Growth Fund; and Series H Common Shares represent shares of Global Dividend Growth Fund. The Board of Directors of Sit Mutual Funds, Inc. is empowered to issue other series of common stock without shareholder approval.

The shares of each Fund are nonassessable, can be redeemed or transferred and have no preemptive or conversion rights. All shares have equal, noncumulative voting rights; that means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share (and a fractional vote for each fractional share) then registered in his/her name on the books of each Fund. The shares of each Fund are of equal value and each share is entitled to a pro rata portion of the income dividends and any capital gain distributions.

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If a Fund has more than one class of shares (currently, the Dividend Growth Fund and Global Dividend Growth Fund only), shareholders of each class are entitled to one vote for each share held on the record date for any action requiring a vote by the shareholders. Shareholders of such a Fund will vote in the aggregate and not by class except (i) as otherwise expressly required by law or when the Board of Directors of a Fund determines that the matter to be voted on affects only the interests of the shareholders of a particular class, and (ii) with respect to matters related to any shareholder servicing plan or distribution plan adopted by the Board of Directors of a Fund with respect to such class.

The Funds are not required under Minnesota law to hold annual or periodically scheduled meetings of shareholders. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. If a regular meeting of shareholders has not been held during the immediately preceding fifteen months, Minnesota law allows a shareholder or shareholders holding three percent or more of the voting shares of the Funds to demand a regular meeting of shareholders by written notice of demand given to the chief executive officer or the chief financial officer of the Funds. Ninety days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the Funds. Additionally, the Investment Company Act of 1940 Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

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APPENDIX A
BOND AND COMMERCIAL PAPER RATINGS

BOND RATINGS

Moody’s Investors Service, Inc.
Aaa	Judged to be the best quality, carry the smallest degree of investment risk
Aa	Judged to be of high quality by all standards
A	Possess many favorable investment attributes and are to be considered as higher medium grade obligations
Baa	Medium grade obligations. Lack outstanding investment characteristics.
Ba	Judged to have speculative elements. Protection of interest and principal payments may be very moderate.
B	Generally lack characteristics of a desirable investment. Assurance of interest and principal payments over any long period of time may be small.
Caa	May be present elements of danger with respect to principal or interest or may be in default
Ca	Represent obligations which are speculative in a high degree. Often in default.
C	Lowest class of bonds and issued regarded as having extremely poor prospects of attaining any real investment standing.

Moody’s also applies numerical indicators, 1, 2, and 3, to rating categories Aa through Ba. The modifier 1 indicates that the security is in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Standard & Poor’s
AAA	Highest grade obligations and possess the ultimate degree of protection as to principal and interest
AA	Also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree
A

Regarded as upper medium grade, have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions, interest and principal are regarded as safe

BBB	Considered investment grade with adequate capacity to pay interest and repay principal.
BB	Judged to be speculative with some inadequacy to meet timely interest and principal payments.
B	Has greater vulnerability to default than other speculative grade securities. Adverse economic conditions will likely impair capacity or willingness to pay interest and principal.
CCC	Has a vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.
CC	Applied to debt subordinated to senior debt
C	Applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating

Standard & Poor’s applies indicators “+”, no character, and “-” to the above rating categories AA through BB. The indicators show relative standing within the major rating categories.

Fitch Ratings
AAA	Highest credit quality with exceptional ability to pay interest and repay principal
AA	Investment grade and very high credit quality ability to pay interest and repay principal is very strong, although not quite as strong as AAA
A	Investment grade with high credit quality. Ability to pay interest and repay principal is strong.
BBB	Investment grade and has satisfactory credit quality. Adequate ability to pay interest and repay principal.
BB	Considered speculative. Ability to pay interest and repay principal may be affected over time by adverse economic changes.
B	Considered highly speculative. Currently meeting interest and principal obligations, but probability of continued payment reflects limited margin of safety.
CCC	Identifiable characteristics which if not remedied may lead to default. Ability to meet obligations requires an advantageous business and economic environment.
CC	Minimally protected bonds. Default in payment of interest and/or principal seems probable over time.
C	Imminent default in payment of interest or principal

+ and - indicators indicate the relative position within the rating category, but are not used in AAA category.

A - 1

COMMERCIAL PAPER RATINGS
Moody’s
Commercial paper rated “Prime” carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

Standard & Poor’s
The rating A-1 is the highest commercial paper rating assigned by Standard & Poor’s. The modifier “+” indicates that the security is in the higher end of this rating category.

Fitch Ratings
F-1+	Exceptionally strong credit quality
F-1	Strong credit quality

A - 2

Part C
Other Information

Item 23.	Exhibits

Explanatory Note: This Registration Statement contains the combined Part C for the Sit Large Cap Growth Fund, Inc., Sit Mid Cap Growth Fund, Inc. and Sit Mutual Funds, Inc.

(a)	Articles of Incorporation
	1.	Sit Large Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendment No. 20 to the Fund’s Registration Statement.
	2.	Sit Mid Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendment No. 20 to the Fund’s Registration Statement.
3.

Sit Mutual Funds, Inc. Incorporated by reference to Post-Effective Amendment No. 3 to the Fund’s Registration Statement: Incorporated by reference to Post-Effective Amendment No. 31 on behalf of Class I and Class S of Series G (Certificate of Designation); Incorporated by reference to Post-Effective Amendment No. 34 on behalf of Class I and Class S Shares of Series H (Certificate of Designation).

(b)	Bylaws
	1.	Sit Large Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendment No. 20 to the Fund’s Registration Statement.
	2.	Sit Mid Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendment No. 20 to the Fund’s Registration Statement.
	3.	Sit Mutual Funds, Inc. Incorporated by reference to Post-Effective Amendment No. 34 to the Fund’s Registration Statement.

(c)	Instruments Defining Rights of Security Holders
Not applicable.

(d)	Investment Management Agreement
	1.	Sit Large Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendment No. 20 to the Fund’s Registration Statement.
	2.	Sit Mid Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendment No. 20 to the Fund’s Registration Statement.
	3.	Sit Mutual Funds, Inc. Incorporated by reference to Post-Effective Amendment No. 34 to the Fund’s Registration Statement.

(d.1)	Sub-Advisory Agreement
	1.	Sit Mutual Funds, Inc. Incorporated by reference to Post-Effective Amendment No. 2 to the Fund’s Registration Statement.

(e)	Underwriting and Distribution Agreement
	1.	Sit Large Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendment No. 17 to the Fund’s Registration Statement.
	2.	Sit Mid Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendment No. 17 to the Fund’s Registration Statement.
	3.	Sit Mutual Funds, Inc. Incorporated by reference to Post-Effective Amendment No. 34 to the Fund’s Registration Statement.

(f)	Bonus or Profit Sharing Contracts
Not applicable.

(g)	Custodian Agreement
	1.	Sit Large Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendment No. 30 to the Fund’s Registration Statement.
	2.	Sit Mid Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendment No. 30 to the Fund’s Registration Statement.
	3.	Sit Mutual Funds, Inc. Incorporated by reference to Post-Effective Amendment No. 27 to the Fund’s Registration Statement.

(h.1)	Transfer Agency and Services Agreement
	1.	Sit Large Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendments No. 26 to the Fund’s Registration Statement.
	2.	Sit Mid Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendments No. 26 to the Fund’s Registration Statement.
	3.	Sit Mutual Funds, Inc. Incorporated by reference to Post-Effective Amendment No. 34 to the Fund’s Registration Statement.

(h.2)	Accounting Services Agreement
	1.	Sit Large Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendments No. 29 to the Fund’s Registration Statement.
	2.	Sit Mid Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendments No. 29 to the Fund’s Registration Statement.
	3.	Sit Mutual Funds, Inc. Incorporated by reference to Post-Effective Amendment No. 34 to the Fund’s Registration Statement.

(i)	Opinions and Consents of Dorsey & Whitney
	1.	Sit Large Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendment No. 13 to the Fund’s Registration Statement.
	2.	Sit Mid Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendment No. 13 to the Fund’s Registration Statement.
3.

Sit Mutual Funds, Inc. Incorporated by reference to Pre-Effective Amendment No. 1 to the Fund’s original Registration Statement, and Post-Effective Amendments No. 30 and 34 to the Fund’s Registration Statement.

(j)	Consent of KPMG LLP
	1.	Sit Large Cap Growth Fund, Inc. Filed herewith.
	2.	Sit Mid Cap Growth Fund, Inc. Filed herewith.
	3.	Sit Mutual Funds, Inc. Filed herewith.

(k)	Omitted Financial Statements
Not applicable.

(l)	Letter of Investment Intent
	1.	Sit Large Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendment No. 14 to the Fund’s Registration Statement.
	2.	Sit Mid Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendment No. 14 to the Fund’s Registration Statement.
	3.	Sit Mutual Funds, Inc. Incorporated by reference to Post-Effective Amendment No. 2, 30 and 34 to the Fund’s original Registration Statement.

(m)	Rule 12b-1 Plan
	1.	Sit Large Cap Growth Fund, Inc. Not applicable.
	2.	Sit Mid Cap Growth Fund, Inc. Not applicable.
3.

Sit Mutual Funds, Inc. Incorporated by reference to Post-Effective Amendment No. 30 to the Fund’s Registration Statement - on behalf of Sit Dividend Growth Fund’s Class S shares only; Incorporated by reference to Post-Effective Amendment No. 34 to the Fund’s Registration Statement - on behalf of Sit Global Dividend Growth Fund’s Class S shares only.

(n)	Rule 18f-3 Plan
	1.	Sit Large Cap Growth Fund, Inc. Not applicable.
	2.	Sit Mid Cap Growth Fund, Inc. Not applicable.
3.

Sit Mutual Funds, Inc. Incorporated by reference to Post-Effective Amendment No. 30 to the Fund’s Registration Statement - on behalf of Sit Dividend Growth Fund’s Class S shares only. Incorporated by reference to Post-Effective Amendment No. 34 to the Fund’s Registration Statement - on behalf of Sit Global Dividend Growth Fund’s Class S shares only.

(o)	Reserved.

(p)	Codes of Ethics
	1.	Sit Large Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendment No. 24 to the Fund’s Registration Statement.
	2.	Sit Mid Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendment No. 24 to the Fund’s Registration Statement.
	3.	Sit Mutual Funds, Inc. Incorporated by reference to Post-Effective Amendment No. 18 to the Fund’s Registration Statement.

(q)	Power of Attorney
	1.	Sit Large Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendment No. 19 to the Fund’s Registration Statement.
	2.	Sit Mid Cap Growth Fund, Inc. Incorporated by reference to Post-Effective Amendment No. 19 to the Fund’s Registration Statement.
	3.	Sit Mutual Funds, Inc. Incorporated by reference to Post-Effective Amendment No. 33 to the Fund’s Registration Statement.

Item 24.	Persons Controlled by or Under Common Control with Registrant
See the section of the Prospectus entitled “Investment Adviser” and “Investment Sub-Adviser” and the section of the Statement of Additional Information entitled “Investment Adviser.”

Item 25.	Indemnification

Each Registrant’s Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to such extent as permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations or releases promulgated thereunder.

Each Registrant may indemnify its officers and directors and other “persons” acting in an “official capacity” (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of a

Registrant, then such director generally may not be counted for the purpose of determining either the presence of a quorum or such director’s eligibility to be indemnified.

In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:

(a)	has not received indemnification for the same conduct from any other party or organization;
(b)	acted in good faith;
(c)	received no improper personal benefit;
(d)	in the case of criminal proceedings, had no reasonable cause to believe the conduct was unlawful;
(e)	reasonably believed that the conduct was in the best interest of a Registrant, or in certain contexts, was not opposed to the best interest of a Registrant; and
(f)

had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, but not limited to, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and (i) of the Investment Company Act of 1940).

If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to a Registrant, to payment or reimbursement by a Registrant of reasonable expenses, including attorneys’ fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by a Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have not been satisfied, and (b) after a determination that the facts then known to those making the determination would not preclude indemnification under Section 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of a Registrant pursuant to the foregoing provisions, or otherwise, each Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by a Registrant of expenses incurred or paid by a director, officer or controlling person of such Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each Registrant undertakes to comply with the indemnification requirements of Investment Company Release 7221 (June 9, 1972) and Investment Company Release 11330 (September 2, 1980).

Item 26.	Business and other Connections of Investment Adviser

Sit Investment Associates, Inc. (the “Adviser”), serves as the investment adviser. SIA Securities Corp. (the “Distributor”) serves as Distributor for each Registrant. Below is a list of the officers and directors of the Adviser and their business/employment during the past two years. Unless otherwise indicated, the principal business address of each individual is the same as the Adviser, 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Name	Business and Employment During Past Two Years; Principal Business Address

Roger J. Sit

President, CEO and Global CIO of the Adviser; Director, President, CEO and Global CIO of Sit/Kim International Investment Associates II, LLC (“Sit/Kim”); Chairman and CEO of Sit Investment Fixed Income Advisors, Inc. (“SF”); Chairman of SIA Securities Corp. (the “Distributor”); Chairman and President of all Sit Mutual Funds.

Frederick Adler	Director of the Adviser; Of Counsel, Fulbright & Jaworski, 666 5th Avenue, New York, NY 10103.

Ralph L. Strangis	Director of the Adviser; Founding member of law firm Kaplan, Strangis and Kaplan, P.A., 5500 Wells Fargo Center, 90 S. 7th Street, Minneapolis MN 55402.

William E. Frenzel	Director of the Adviser; Senior Visiting Scholar at the Brookings Institution, 1775 Massachusetts Avenue N.W., Washington, D.C. 20036.

Debra K. Beaudet	Vice President - Staff Operations of the Adviser.

David A. Brown	Vice President – Director of Client Services of the Adviser.

Michael C. Brilley	Senior Vice President and Senior Fixed Income Officer of the Adviser; President and Chief Fixed Income Officer of SF.

Kent L. Johnson	Senior Vice President - Research and Investment Management of the Adviser

Paul E. Rasmussen

Vice President, Secretary and Controller and Chief Compliance Officer of the Adviser; Vice President, Secretary, and Chief Compliance Officer of SF and Sit/Kim; President and Treasurer of the Distributor; Vice President, Treasurer and Chief Compliance Officer of all Sit Mutual Funds.

Carla J. Rose

Vice President - Administration & Deputy Controller of the Adviser; Controller and Treasurer of SF; Vice President, Administration and Controller of Sit/Kim; Vice President and Assistant Secretary of Distributor; Vice President, Assistant Secretary and Assistant Treasurer of all Sit Mutual Funds.

Debra A. Sit

Vice President – Bond Investments of the Adviser; Senior Vice President, Assistant Treasurer and Assistant Secretary of SF; Assistant Treasurer and Assistant Secretary of Sit/Kim; Vice President – Investments of all Bond Funds.

Ronald D. Sit	Vice President - Research and Investment Management of the Adviser

Robert W. Sit	Vice President - Research and Investment Management of the Adviser

Mike J. Stellmacher	Vice President - Research and Investment Management of the Adviser

Item 27.	Principal Underwriters

The Distributor for each Registrant is SIA Securities Corp., 3300 IDS Center, Minneapolis, MN 55402, an affiliate of the Adviser. The Distributor distributes only shares of each Registrant.

Below is a list of the officers and directors of the Distributor and their business/employment during the past two years:

Name	Business and Employment During Past Two Years; Principal Business Address

Roger J. Sit

President, CEO and Global CIO of the Adviser; Director, President, CEO and Global CIO of Sit/Kim International Investment Associates II, LLC (“Sit/Kim”); Chairman and CEO of Sit Investment Fixed Income Advisors, Inc. (“SF”); Chairman of the Distributor; Chairman and President of all Sit Mutual Funds.

Paul E. Rasmussen

Vice President, Secretary and Controller and Chief Compliance Officer of the Adviser; Vice President, Secretary, and Chief Compliance Officer of SF and Sit/Kim; President and Treasurer of the Distributor; Vice President, Treasurer and Chief Compliance Officer of all Sit Mutual Funds.

Carla J. Rose

Vice President - Administration & Deputy Controller of the Adviser; Controller and Treasurer of SF; Vice President, Administration and Controller of Sit/Kim; Vice President and Assistant Secretary of Distributor; Vice President, Assistant Secretary and Assistant Treasurer of all Sit Mutual Funds.

Kelly K. Boston	Staff Attorney of the Adviser; Secretary of the Distributor; Assistant Secretary & Assistant Treasurer of all Sit Mutual Funds.

Item 28.	Location of Accounts and Records

The Custodian for each Registrant is PFPC Trust Company, 8800 Tinicum Boulevard, Third Floor, Philadelphia, PA 19153. The Transfer Agent for each Registrant is PFPC, Inc., 101 Sabin Street, Pawtucket, RI 02860. Other books and records are maintained by the Adviser, which is located at 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402 and the Sub-Adviser, which is located at the same address.

Item 29.	Management Services
Not applicable.

Item 30.	Undertakings
Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 29th day of October 2008.

SIT LARGE CAP GROWTH FUND, INC.
(Registrant)

By	/s/ Roger J. Sit

Roger J. Sit, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. All revisions reflected in the enclosed Amendment, by themselves, would not have necessitated a Rule 485(a) filing. The enclosed amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

Signature and Title

/s/ Roger J. Sit	Dated: October 29, 2008

Roger J. Sit, Chairman
(Principal Executive Officer and Director)

/s/ Paul E. Rasmussen	Dated: October 29, 2008

Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

Melvin C. Bahle, Director*

John P. Fagan, Director*

William E. Frenzel, Director*

Sidney L. Jones, Director*

Bruce C. Lueck, Director*

Donald W. Phillips, Director*

*By /s/ Roger J. Sit	Dated: October 29, 2008

Roger J. Sit, Attorney-in-fact
(Pursuant to Powers of Attorney filed
previously with the Commission.)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 29th day of October 2008.

SIT MID CAP GROWTH FUND, INC.
(Registrant)

By	/s/ Roger J. Sit

Roger J. Sit, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. All revisions reflected in the enclosed Amendment, by themselves, would not have necessitated a Rule 485(a) filing. The enclosed amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

Signature and Title

/s/ Roger J. Sit	Dated: October 29, 2008

Roger J. Sit, Chairman
(Principal Executive Officer and Director)

/s/ Paul E. Rasmussen	Dated: October 29, 2008

Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

Melvin C. Bahle, Director*

John P. Fagan, Director*

William E. Frenzel, Director*

Sidney L. Jones, Director*

Bruce C. Lueck, Director*

Donald W. Phillips, Director*

*By /s/ Roger J. Sit	Dated: October 29, 2008

Roger J. Sit, Attorney-in-fact
(Pursuant to Powers of Attorney filed
previously with the Commission.)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 29th day of October 2008.

SIT MUTUAL FUNDS, INC.
(Registrant)

By	/s/ Roger J. Sit

Roger J. Sit, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. All revisions reflected in the enclosed Amendment, by themselves, would not have necessitated a Rule 485(a) filing. The enclosed amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

Signature and Title

/s/ Roger J. Sit	Dated: October 29, 2008

Roger J. Sit, Chairman
(Principal Executive Officer and Director)

/s/ Paul E. Rasmussen	Dated: October 29, 2008

Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

Melvin C. Bahle, Director*

John P. Fagan, Director*

William E. Frenzel, Director*

Sidney L. Jones, Director*

Bruce C. Lueck, Director*

Donald W. Phillips, Director*

*By /s/ Roger J. Sit	Dated: October 29, 2008

Roger J. Sit, Attorney-in-fact
(Pursuant to Powers of Attorney filed
previously with the Commission.)

REGISTRATION STATEMENT ON FORM N-1A

EXHIBIT INDEX

Exhibit No.	Name of Exhibit	Page No.

(j)	Consent of KPMG LLP	C-11
(Combined Consent for each Registrant)